Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 91	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 93	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 235-1209
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:
Britney L. Schnathorst
Principal Financial Group
Des Moines, IA 50392
_________________
Approximate Date of Proposed Public Offering: immediately
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b)
XX     on November 1, 2019 pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Active Global Dividend Income, Principal Active Income, Principal Contrarian Value Index, Principal Healthcare Innovators Index, Principal International Multi-Factor Core Index, Principal Investment Grade Corporate Active, Principal Millennials Index, Principal Price Setters Index, Principal Shareholder Yield Index, Principal Spectrum Preferred Securities Active, Principal Sustainable Momentum Index, Principal Ultra-Short Active Income, Principal U.S. Large-Cap Multi-Factor Core Index, Principal U.S. Mega-Cap Multi-Factor Index, Principal U.S. Small-Cap Multi-Factor Index and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs.
EXPLANATORY NOTE
The Amendment is being filed as an annual update to the Registrant’s registration statement. The Amendment includes the following: (1) facing page; (2) Part A; (3) Part B; (4) Part C; and (5) signature pages.

PRINCIPAL EXCHANGE-TRADED FUNDS
The date of this Prospectus is November 1, 2019

Fund	Ticker Symbol	Principal U.S. Listing Exchange
Principal Active Global Dividend Income ETF	GDVD	Cboe BZX Exchange, Inc.
Principal Active Income ETF	YLD	NYSE Arca
Principal Contrarian Value Index ETF	PVAL	The Nasdaq Stock Market LLC
Principal Healthcare Innovators Index ETF	BTEC	The Nasdaq Stock Market LLC
Principal International Multi-Factor Core Index ETF	PDEV	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	IG	NYSE Arca
Principal Millennials Index ETF	GENY	The Nasdaq Stock Market LLC
Principal Price Setters Index ETF	PSET	The Nasdaq Stock Market LLC
Principal Shareholder Yield Index ETF	PY	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF	PREF	Cboe BZX Exchange, Inc.
Principal Sustainable Momentum Index ETF	PMOM	The Nasdaq Stock Market LLC
Principal Ultra-Short Active Income ETF	USI	NYSE Arca
Principal U.S. Large-Cap Multi-Factor Core Index ETF	PLC	The Nasdaq Stock Market LLC
Principal U.S. Mega-Cap Multi-Factor Index ETF	USMC	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Multi-Factor Index ETF	PSC	The Nasdaq Stock Market LLC
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	PSM	The Nasdaq Stock Market LLC
Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge.
If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PRINCIPAL ACTIVE GLOBAL DIVIDEND INCOME ETF
Objective:    The Fund seeks current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.58%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.58%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Active Global Dividend Income ETF	$59	$186	$324	$726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 31.5 % of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The advisor uses quantitative screens (such as dividend yield, return on invested capital, free cash flow and revenue growth metrics), followed by qualitative research on an industry level (such as supply/demand characteristics, near term expectation and longer term outlook) and on a company level (such as competitive advantage, financial strength, and potential for profitability) to identify companies it believes have the commitment and capacity to pay dividends and whose potential for growth of capital is expected to be above average.
The Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks. The Fund invests in real estate investment trusts (“REITs”).
The Fund invests in securities of issuers located throughout the world, including U.S. and foreign companies. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign and emerging market securities. The Fund typically holds investments tied economically to at least three countries outside of the U.S.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (May 9, 2017).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q3 '18	3.45%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(11.99)%
(1) The year-to-date return as of September 30, 2019 is 16.39% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(9.44)%	1.65%
Return After Taxes on Distributions	(10.23)%	0.81%
Return After Taxes on Distributions and Sale of Fund Shares	(4.97)%	1.28%
MSCI All Country World Index NR	(9.41)%	1.49%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Daniel R. Coleman (since 2017), Portfolio Manager

•	Paul S. Kim (since 2017), Portfolio Manager

•	Cliff Remily (since 2017), Portfolio Manager

•	Daniela Spassova (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)

Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on Cboe BZX Exchange, Inc., and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL ACTIVE INCOME ETF
Objective:    The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.49%
Other Expenses	—
Total Annual Fund Operating Expenses (2)	0.49%

(1)	Fees have been restated to reflect current fees.
(2)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Active Income ETF	$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 17.9 % of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, its assets in investment grade and non-investment grade (commonly known as "junk") fixed income securities and in equity securities. In pursuing its strategies, the Fund invests in a diversified portfolio of a broad range of instruments. The Advisor actively and tactically allocates the Fund’s assets among fixed income securities and equity securities in an effort to take advantage of changing economic conditions that the Advisor believes favors one asset class over another. Based on analysis of various economic and market forces (such as interest rates, inflation, the business cycle, fiscal policy, monetary policy, valuations, momentum, risk premiums, investor sentiment, credit spreads, and fundamentals), the Advisor increases the allocation to the asset class that it believes has a higher probability of achieving the Fund’s objective of providing current income.

Fixed Income. A portion of the Fund's net assets is invested in a diversified portfolio of investment grade and non-investment grade (commonly known as "junk") fixed income securities issued by U.S., supranational and non-U.S. issuers, including investments in convertible bonds, U.S. government and agency securities, asset-backed, mortgage-backed, and commercial mortgage-backed securities (securitized products), and sovereign debt. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. “Non-investment grade” securities are rated Ba1 or lower by Moody’s and BB+ or lower by S&P Global. If securities are rated differently by the rating agencies, the highest rating is used. If the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade. If the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade. The fixed income portfolio is not managed to a particular average duration or maturity.
During the fiscal year ended June 30, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	15.25% in securities rated Baa	24.77% in securities rated Caa	0.00% in securities rated D
0.00% in securities rated Aa	21.86% in securities rated Ba	0.00% in securities rated Ca	3.41% in securities not rated
0.43% in securities rated A	34.28% in securities rated B	0.00% in securities rated C
Equity Securities. A portion of the Fund's net assets is invested in a diversified portfolio of dividend paying equity securities issued by companies located in the U.S. and/or foreign countries that trade on a U.S. or foreign exchange. The equity securities include common stocks (including value stocks), preferred stocks, master limited partnerships ("MLPs") and real estate investment trusts (“REITs”). Although not a factor in the selection of the equity securities, such securities generally are of medium market capitalization companies, which for this Fund are those with market capitalizations similar to companies in the Russell Midcap® Index (as of June 30, 2019, this range was between approximately $642.5 million and $49.2 billion).
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risk associated with equity securities.
Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 8, 2015).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q2 '16	6.07%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(5.73)%
(1) The year-to-date return as of September 30, 2019 is 11.35% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(4.47)%	3.31%
Return After Taxes on Distributions	(6.35)%	1.21%
Return After Taxes on Distributions and Sale of Fund Shares	(2.33)%	1.72%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index	(2.08)%	4.17%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Charles D. Averill (since 2015), Portfolio Manager (remove on December 31, 2019)

•	Todd A. Jablonski (since 2015), Portfolio Manager

•	Paul S. Kim (since 2015), Portfolio Manager

•	Daniela Spassova (since 2016), Portfolio Manager

•	Gregory L. Tornga (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL CONTRARIAN VALUE INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Contrarian Value Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.29%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Contrarian Value Index ETF	$30	$93	$163	$368
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 47.1 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that appear to be undervalued by the market relative to their fundamental value.
To be eligible for the Index, a security must be a component of the Parent Index, which is composed of equity securities of U.S. issuers with medium and large market capitalizations. Securities are included in the Index based on their book yields. Based upon the most recent median book yield of securities in the Parent Index as compared to the average of the median book yields over the prior 28 quarters, the Index methodology determines a market condition of either "bear" (where the recent book yield exceeds the prior book yields by a threshold amount) or "normal" (where a bear market is not present). Securities in either the top 30% by book yield (in a bear market) or the top 30% by adjusted book yield rankings (in a normal market) are then selected for the Index.
After selection, the securities are weighted, with those in the higher ranking groups receiving relatively more weight. Because securities in the financial sector often perform differently than other securities with respect to book yields, securities are selected for the Index separately from Financials and non-Financials according to Industry Classification Benchmark ("ICB") so that each such ICB classification maintains its respective weight from the Parent Index.

The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The market condition is monitored quarterly. If the market condition changes from bear to normal or vice versa, there is a special rebalance. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 277 components, and the Parent Index included 967 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.

The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 18, 2017).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q3 '18	4.75%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(17.17)%
(1) The year-to-date return as of September 30, 2019 is 20.64% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(13.50)%	(7.35)%
Return After Taxes on Distributions	(13.79)%	(7.70)%
Return After Taxes on Distributions and Sale of Fund Shares	(7.74)%	(5.55)%
Nasdaq US Contrarian Value Index	(13.29)%	(7.09)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2017), Portfolio Manager

•	Mark R. Nebelung (since 2017), Portfolio Manager

•	Jeffrey A. Schwarte (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL HEALTHCARE INNOVATORS INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Healthcare Innovators Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.42%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.42%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Healthcare Innovators Index ETF	$43	$135	$235	$530
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 34.5 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities in the Nasdaq US Benchmark Index (the "Parent Index") (including growth and value stock) that are small and medium capitalization U.S. healthcare companies. Most of the companies in the Index are "early-stage companies" within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. Examples include companies developing products and services and companies in the pre-marketing stage seeking regulatory approvals.
To be eligible for the Index, a security must be a component of the Parent Index, and each security must be classified as Health Care according to Industry Classification Benchmark (ICB). Securities are ranked based upon their market capitalization and liquidity. The Index employs a modified market capitalization weighting methodology; final eligible securities receive a maximum weight of 3%, and all excess weight is distributed proportionally across the remaining index securities.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 190 components, and the Parent Index included 2,834 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.

The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the Advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated. Given the present composition of the Index, the Fund expects to concentrate its investments in one or more industries within the healthcare sector. As of June 30, 2019, the Fund’s investments were concentrated in the biotechnology industry.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Healthcare Sector Risk. Given the present composition of the Index, the Fund expects to have more than 25% of its assets invested in one or more industries within the healthcare sector. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (August 19, 2016).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q1 '17	16.66%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(24.91)%
(1) The year-to-date return as of September 30, 2019 is 9.94% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(11.20)%	4.61%
Return After Taxes on Distributions	(11.20)%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	(6.63)%	3.53%
Nasdaq US Healthcare Innovators Index	(10.82)%	5.09%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2016), Portfolio Manager

•	Mark R. Nebelung (since 2016), Portfolio Manager

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)

Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL INTERNATIONAL MULTI-FACTOR CORE INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Developed Select Leaders Core Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.25%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal International Multi-Factor Core Index ETF	$26	$80	$141	$318
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Developed Market Ex-US Ex‑Korea Large Mid Cap Index (the "Parent Index") that exhibit potential for high degrees of sustainable shareholder value, growth and strong momentum.
The Parent Index is composed of developed foreign market equity securities of issuers that have medium and large market capitalizations. The Index includes securities in the top 50% of the Parent Index by market capitalization, or (if not in the top 50% by market cap) the top 50% by rank (discussed below). To determine the rankings of securities in the bottom 50% by market cap, a currency-neutral approach is used (each currency maintains similar weight as the initial universe of stocks).
Securities are ranked according to three factors:

•
The Shareholder Yield (Value) Factor ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.

•	The Pricing Power (Quality Growth) Factor ranks securities based on consistent sales growth, earnings quality and growth, and profitability, while taking price volatility into account.

•	The Momentum Factor ranks securities by evaluating price momentum over multiple horizons to determine sustainability.
The Index uses modified market-cap weighting to give greater weight to securities that rank higher.

The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. As of June 30, 2019, the Index included 629 components, and the Parent Index included 1,177 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq Developed Select Leaders Core Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim, Portfolio Manager (since 2019)

•	Mark R. Nebelung, Portfolio Manager (since 2019)

•	Jeffrey A. Schwarte, Portfolio Manager (since 2019)
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants who have entered into agreements with the Fund’s distributor and only in blocks of 100,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL INVESTMENT GRADE CORPORATE ACTIVE ETF
Objective:    The Fund seeks to provide current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.26%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.26%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Investment Grade Corporate Active ETF	$27	$84	$146	$331
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 92.8 % of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used.
The fixed income securities in which the Fund invests include foreign securities, corporate securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund invests in other investment companies, including exchange-traded funds that invest in fixed income securities. The portfolio is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Bond Index, which as of June 30, 2019 was 7.64 years. The Fund actively trades securities.
The Fund utilizes exchange-traded and over-the-counter derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in treasury futures for hedging or to otherwise manage fixed income exposure, as well as credit default swaps, including buying and selling on individual securities and/or baskets of securities, to efficiently manage exposures to certain sectors or individual issuers.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or ETF) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Bloomberg Barclays U.S. Corporate Investment Grade Bond Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	John R. Friedl (since 2018), Portfolio Manager

•	Paul S. Kim (since 2018), Portfolio Manager

•	Daniela Spassova (since 2018), Portfolio Manager

•	Timothy R. Warrick (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on NYSE Arca, Inc., and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL MILLENNIALS INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Global Millennial Opportunity Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.45%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Millennials Index ETF	$46	$144	$252	$567
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 32.9 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Global Index (the "Parent Index") that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. The Index may include U.S. and foreign (including emerging market) securities. The Index may include equity securities of different market capitalizations (small, medium, or large) and styles (growth or value) and is weighted based upon capitalization and exposure to Millennials. Market segments with the greatest Millennial exposure are likely to include, without limitation, consumer goods (including fashion and apparel), social media and e-commerce, and digital media and technology.
To be eligible for the Index, a security must be a component of the Parent Index. However, an exchange-listed security that is not a component of the Parent Index may be eligible if it otherwise meets all of the eligibility criteria. Each security's exposure to Millennials is determined using a proprietary, multi-step research process. Each company is identified as having low, medium, or high exposure to Millennials based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. To be eligible for the Index, a security must have high or medium exposure to Millennials. "Medium exposure" means that Millennials-related products, technologies, services and solutions are an important factor of the company's business model, strategy and research and development, and are material to sales and/or growth. "High exposure" means that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Securities of companies having high exposure to Millennials receive 70% of the weight of the index, and securities of companies having medium exposure to Millennials receive 30% of the weight of the index.

The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 102 components, and the Parent Index included 8,910 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Consumer Goods and Consumer Services Sectors Risk. The Fund invests in securities of companies in the consumer services and consumers goods sectors to the extent the Index is composed of such securities. Such companies are particularly subject to risks related to performance of the overall global economy, interest rates, competition, government regulation, and consumer confidence. Success depends heavily on disposable income and consumer spending, and is also impacted by consumer interest and marketing campaigns. Companies in these sectors may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer goods and services in the marketplace.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

Information Technology Sector Risk. The Fund expects to invest in securities of companies in the information technology sector to the extent the Index is composed of such securities. Such companies may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (August 19, 2016).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q4 '17	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(18.27)%
(1) The year-to-date return as of September 30, 2019 is 20.68% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(7.90)%	11.05%
Return After Taxes on Distributions	(8.05)%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares	(4.55)%	8.55%
Nasdaq Global Millennial Opportunity Index	(7.49)%	11.65%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2016), Portfolio Manager

•	Mark R. Nebelung (since 2016), Portfolio Manager

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL PRICE SETTERS INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Price Setters Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.29%
Other Expenses	—%
Total Annual Fund Operating Expenses (2)	0.29%

(1)	Fees have been restated to reflect current fees.
(2)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Price Setters Index ETF	$30	$93	$163	$368
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 40.4 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that exhibit high degrees of pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them.
To be eligible for the Index, a security must be a component of the Parent Index and must be a top 550 name by market capitalization. Securities are ranked based upon eleven factors that include calculations based on earnings per share ("EPS") growth, operating margin, operating margin growth, return volatility, sales growth, return on equity, and earning quality. The average of the 11 factor scores is taken to create one score used to rank the securities. The top 150 securities by final rank are selected. The Index employs a modified equal dollar weighting methodology with those in the higher ranking groups receiving relatively more weight.
The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 149 components, and the Parent Index included 967 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.

The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 21, 2016).

Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q4 '17	7.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(10.52)%
(1) The year-to-date return as of September 30, 2019 is 23.68% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(1.44)%	9.73%
Return After Taxes on Distributions	(1.73)%	9.38%
Return After Taxes on Distributions and Sale of Fund Shares	(0.63)%	7.53%
Nasdaq US Price Setters Index	(1.17)%	10.14%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2016), Portfolio Manager

•	Mark R. Nebelung (since 2016), Portfolio Manager

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL SHAREHOLDER YIELD INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Shareholder Yield Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.29%
Other Expenses	—%
Total Annual Fund Operating Expenses (2)	0.29%

(1)	Fees have been restated to reflect current fees.
(2)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Shareholder Yield Index ETF	$30	$93	$163	$368
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 49.2 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (including value stock) of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the "Parent Index") that exhibit high degrees of sustainable, shareholder yield. "Shareholder yield" refers to the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction.
To be eligible for the Index, a security must be a component of the Parent Index and the security must have paid a regular dividend in the prior year. Securities are ranked based upon nine factors that include calculations based on dividend yield, buyback yield, dividend payout per share, free cash flow, price, Sharpe ratio, EBITDA, debt, dividend yield historical valuation, and dividend growth. Securities that rank in the top 20% are included in the Index. The Index employs a modified equal dollar weighting methodology with those in the higher ranking groups receiving relatively more weight.
The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 136 components, and the Parent Index included 967 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.

The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 21, 2016).

Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q4 '17	7.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(16.48)%
(1) The year-to-date return as of September 30, 2019 is 16.99% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(12.51)%	6.11%
Return After Taxes on Distributions	(12.94)%	5.58%
Return After Taxes on Distributions and Sale of Fund Shares	(7.03)%	4.72%
Nasdaq US Shareholder Yield Index	(12.29)%	6.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2016), Portfolio Manager

•	Mark R. Nebelung (since 2016), Portfolio Manager

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL SPECTRUM PREFERRED SECURITIES ACTIVE ETF
Objective:    The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.55%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Spectrum Preferred Securities Active ETF	$56	$176	$307	$689
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 27.6 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). In particular, the Fund focuses on preferred securities known as “$1,000 par preferred securities” which are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance and commercial finance companies) and other corporations. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. The Fund may invest its assets in below investment grade preferred securities (sometimes called “high yield” or "junk") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. (“Moody’s”) and BB+ or lower by Standard & Poor’s Rating Service (“S&P”) (if a security is rated differently by the rating agencies, the highest rating is used; if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; If the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade).
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.

During the fiscal year ended June 30, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	40.98% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
0.00% in securities rated Aa	45.93% in securities rated Ba	0.00% in securities rated Ca	0.00% in securities not rated
13.09% in securities rated A	0.00% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Liquidity Risk. A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve certain fixed-income securities, securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 10, 2017).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q3 '18	1.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(3.83)%
(1) The year-to-date return as of September 30, 2019 is 14.68% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(5.62)%	(2.52)%
Return After Taxes on Distributions	(7.17)%	(4.18)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.85)%	(2.34)%
ICE BofA Merrill Lynch U.S. Investment Grade Institutional Capital Securities Index	(4.52)%	(1.61)%
ICE BofA Merrill Lynch U.S. High Yield Institutional Capital Securities Index	(6.67)%	(1.50)%
Preferred Securities Active ETF Blended Index	(5.13)%	(1.87)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Preferred Securities Active ETF Blended Index are as follows: 65% ICE BofA Merrill Lynch U.S. Investment Grade Institutional Capital Securities Index and 35% ICE BofA Merrill Lynch U.S. High Yield Institutional Capital Securities Index. The blended index returns reflect the allocation described in the preceding sentence.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2017), Portfolio Manager

•	Daniela Spassova (since 2017), Portfolio Manager
Sub-Advisor and Portfolio Managers
Spectrum Asset Management, Inc.

•	Roberto Giangregorio (since 2017), Portfolio Manager

•	L. Phillip Jacoby, IV (since 2017), Chief Investment Officer and Portfolio Manager

•	Manu Krishnan (since 2017), Portfolio Manager

•	Mark A. Lieb (since 2017), President and Chief Executive Officer
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on Cboe BZX Exchange, Inc., and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL SUSTAINABLE MOMENTUM INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Sustainable Momentum Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.29%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Sustainable Momentum Index ETF	$30	$93	$163	$368
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 102.6 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (including growth and value stocks) of companies in the Nasdaq US Large Mid Cap Index (the “Parent Index”) that exhibit sustainable price momentum, based on historical stock prices over multiple periods and taking multiple market environments into consideration. The Fund actively trades portfolio securities.
To be eligible for the Index, a security must be a component of the Parent Index, which is composed of equity securities of U.S. issuers with medium and large market capitalizations. Each security is assigned Sustainable Momentum (SUMO) Score based on intermediate factors (3, 4, 5, 6, 7, 8, 9, 10, 11 and 12 month risk-adjusted returns) and long-term factors (36, 48, and 60 month risk-adjusted returns), with volatility adjustments used to determine a composite score. Securities with SUMO scores that rank in the top 15% are included in the Index, in addition to securities already in the Index that rank in the top 35%. Once selected, the securities are weighted, generally giving those in the higher ranking groups relatively more weight. Weighting is also determined in part on whether the Index is in a "high volatility regime" (where the ratio of the 1 month to 12 month standard deviation of the daily returns of the Parent Index exceeds the trailing seven year average of this ratio by a threshold amount).

The Index is rebalanced annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. Market volatility is monitored monthly; if the Index is determined to be in a high volatility regime, there is a special rebalance. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Underlying Index included 137 components, and the Parent Index included 967 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Medium Market Capitalization Companies. Investments in medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 18, 2017).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q3 '18	7.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(18.58)%
(1) The year-to-date return as of September 30, 2019 is 15.63% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(5.44)%	(0.92)%
Return After Taxes on Distributions	(5.60)%	(1.12)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.08)%	(0.68)%
Nasdaq US Sustainable Momentum Index	(5.12)%	(0.58)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2017), Portfolio Manager

•	Mark R. Nebelung (since 2017), Portfolio Manager

•	Jeffrey A. Schwarte (since 2017), Portfolio Manager

Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL ULTRA-SHORT ACTIVE INCOME ETF
Objective: The Fund seeks to provide current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.18%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Ultra-Short Active Income ETF	$18	$58	$101	$230
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From April 8, 2019, the date operations commenced, through June 30, 2019, the Fund's annualized portfolio turnover rate was 0.0 % of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade bonds and other debt securities. "Investment grade” securities are rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade.
The Fund invests in fixed- and floating-rate securities. The Fund invests in foreign securities, corporate securities, securities issued by the U.S. and foreign governments and their agencies and instrumentalities, asset-backed securities (securitized products), and commercial paper. The Fund concentrates (invests more than 25% of its net assets) its investments in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Under normal circumstances, the Fund maintains an average effective maturity of three years or less and an average portfolio duration of one year or less. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. The Fund actively trades securities.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating Interest Rate Risk.  Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate such as LIBOR (London Interbank Offered Rate) or the prime rate. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	John R. Friedl (since 2019), Portfolio Manager

•	Paul S. Kim (since 2019), Portfolio Manager

•	Scott J. Peterson (since 2019), Portfolio Manager

•	Daniela Spassova (since 2019), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are expected to be listed for trading on NYSE Arca, Inc., and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL U.S. LARGE-CAP MULTI-FACTOR CORE INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Large Cap Select Leaders Core Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.15%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal U.S. Large-Cap Multi-Factor Core Index ETF	$15	$48	$85	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Large Cap Index (the "Parent Index") that exhibit potential for high degrees of sustainable shareholder value, growth and strong momentum.
The Parent Index is composed of equity securities of U.S. issuers with large market capitalizations. For this Fund, companies with large market capitalizations are those within the market capitalization range of the companies in the Parent Index, which as of June 30, 2019, was between approximately $2.4 billion and $944.4 billion. The Index includes securities in the top 50% of the Parent Index by market capitalization, or (if not in the top 50% by market cap) the top 33% by rank (discussed below). To determine the rankings of securities in the bottom 50% by market cap, an industry-neutral approach is used (each industry maintains similar weight as the initial universe of stocks).

Securities are ranked according to three factors:

•
The Shareholder Yield (Value) Factor ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.

•	The Pricing Power (Quality Growth) Factor ranks securities based on consistent sales growth, earnings quality and growth, and profitability, while taking price volatility into account.

•	The Momentum Factor ranks securities by evaluating price momentum over multiple horizons to determine sustainability.
The Index uses modified market-cap weighting to give greater weight to securities that rank higher.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. As of June 30, 2019, the Index included 169 components, and the Parent Index included 443 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq US Large Cap Select Leaders Core Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim, Portfolio Manager (since 2019)

•	Mark R. Nebelung, Portfolio Manager (since 2019)

•	Jeffrey A. Schwarte, Portfolio Manager (since 2019)
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL U.S. MEGA-CAP MULTI-FACTOR INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Mega Cap Select Leaders Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.15%
Fee Waiver and/or Expense Reimbursement (2)	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.12%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

(2)
Principal Global Investors, LLC ("PGI") has contractually agreed to reduce total annual fund operating expenses for the Fund by waiving a portion of its management fee, or reimbursing the Fund, to the extent that total expenses exceed 0.12% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) expressed as a percent of average net assets on an annualized basis. It is expected that the expense limit will continue through the period ending October 31, 2020; however, Principal Exchange-Traded Funds and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal U.S. Mega-Cap Multi-Factor Index ETF	$12	$45	$82	$189
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 27.0 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US 500 Large Cap Index (the "Parent Index") that have the largest market capitalizations, with higher weights given to less volatile securities.
The Parent Index is composed of equity securities of U.S. issuers with large market capitalizations. To be eligible for the Index, a security must be in the top 50th percentile of the Parent Index by aggregate company market capitalization. As of June 30, 2019, the market capitalization range of the companies in the Parent Index was between approximately $2.1 billion and $944.4 billion.

The Index employs a modified equal-dollar weighting methodology. With respect to securities of companies in the top 10% of aggregate market capitalization, companies with the largest market capitalizations receive relatively more weight. Securities of the remaining companies are equally weighted and volatility adjusted, which gives higher weight to securities that are more liquid and less volatile.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. As of June 30, 2019, the Index included 48 components, and the Parent Index included 498 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.

The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 11, 2017).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q3 '18	9.40%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(10.20)%
(1) The year-to-date return as of September 30, 2019 is 18.14% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(1.78)%	2.36%
Return After Taxes on Distributions	(2.29)%	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	(0.67)%	1.80%
Nasdaq US Mega Cap Select Leaders Index	(1.63)%	2.53%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2017), Portfolio Manager

•	Mark R. Nebelung (since 2017), Portfolio Manager

•	Jeffrey A. Schwarte (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL U.S. SMALL-CAP MULTI-FACTOR INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Small Cap Select Leaders Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.38%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.38%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal U.S. Small-Cap Multi-Factor Index ETF	$39	$122	$213	$480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 81.9 % of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities (including growth and value stock) of small-capitalization companies in the Nasdaq US Small Cap Index (the "Parent Index") that exhibit potential for high degrees of sustainable shareholder yield, pricing power and strong momentum, while adjusting for liquidity and quality. As of June 30, 2019, the market capitalization range of the companies comprising the Parent Index was between approximately $17.7 million and $9.0 billion.
To be eligible for the Index, a security must: be a component of the Parent Index; be in the top 90th percentile of the Nasdaq US Benchmark Index in terms of 3-month Average Daily Dollar Volume and have a minimum 3-month trading history, among other factors. One security per issuer is permitted.
Each security is ranked according to three factors:

•
The Shareholder Yield (value factor) ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.

•	The Price Setters (growth factor) ranks securities based on pricing power, which is the extent to which a company can raise the prices of its products without reducing the demand for them.

•	The Momentum Factor ranks securities based on recent performance relative to their peers.

Each security has a Shareholder Yield, Price Setters, and Momentum rank that is based on that security's Industry Classification Benchmark ("ICB") within the Index. The ranks are then averaged to determine a rank for each security within each ICB. The ranks are then averaged to determine eligibility for inclusion in the Index. Securities that rank in the top 20% are included in the Index, in addition to securities already in the Index that rank in the top 50%. Securities are weighted by their liquidity-volatility score, in an effort to give greater weight to securities that are more liquid and less volatile. Once an initial weight is determined, a final weight initially caps each security's weight at 0.7%.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 453 components, and the Parent Index included 1,867 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small Market Capitalization Companies. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 21, 2016).
Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q2 '18	7.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(20.28)%
(1) The year-to-date return as of September 30, 2019 is 10.91% .

Average Annual Total Returns (Based on NAV)
For the periods ended December 31, 2018	1 Year	Life of Fund
Return Before Taxes	(9.23)%	5.92%
Return After Taxes on Distributions	(9.49)%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares	(5.25)%	4.56%
Nasdaq US Small Cap Select Leaders Index	(8.89)%	6.37%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim (since 2016), Portfolio Manager

•	Mark R. Nebelung (since 2016), Portfolio Manager

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager

Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL U.S. SMALL-MIDCAP MULTI-FACTOR CORE INDEX ETF

Objective:	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Small Mid Cap Select Leaders Core Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.20%

(1)
The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	$20	$64	$113	$255
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small- to medium-market capitalizations that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Small Cap Index and Nasdaq US Mid Cap Index (the "Parent Indexes") that exhibit potential for high degrees of sustainable shareholder value, growth and strong momentum.
The Parent Indexes are composed of equity securities of issuers with small- to medium-market capitalizations. For this Fund, companies with small- to medium-market capitalizations are those within the market capitalization range of the companies comprising the Parent Indexes collectively, which as of June 30, 2019, was between approximately $17.7 million and $32.5 billion.
The Index includes securities that are in the top 90% of the Parent Indexes by three month average daily dollar trading volume, and the top 20% of the final rank in the current valuation (or top 50% if included in the Index in the prior period).

Securities are ranked according to three factors:

•
The Value Factor ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.

•	The Quality Growth Factor ranks securities based on consistent sales growth, earnings quality and growth, and profitability, while taking price volatility into account.

•	The Momentum Factor ranks securities by evaluating price momentum over multiple horizons to determine sustainability.
The portfolio is constructed using an industry-neutral approach (each industry maintains similar weight as the initial universe of stocks).
Securities are weighted by their liquidity-volatility score, in an effort to give greater weight to securities that are more liquid and less volatile.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2019, the Index included 592 components, and the Parent Indexes collectively included 2,391 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq US Small Mid Cap Select Leaders Core Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.principaletfs.com.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul S. Kim, Portfolio Manager (since 2019)

•	Mark R. Nebelung, Portfolio Manager (since 2019)

•	Jeffrey A. Schwarte, Portfolio Manager (since 2019)
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Fund’s Statement of Additional Information (“SAI”), the Board of Trustees may change any Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.
Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
Holdings Disclosure
On each business day, before commencement of trading on the exchange, each Fund will disclose on www.principaletfs.com the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of the Fund’s net asset value at the end of the business day.
Active Management
The performance of a fund that is actively managed will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate issuers, and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.

Cash Management
Funds may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. A Fund may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. Government Money Market Fund; lend it to other Funds pursuant to the Funds' interfund lending facility; and/or invest in other instruments that those managing the Fund’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. To attempt to provide returns similar to its benchmark, a Fund may invest uninvested cash in stock index futures contracts or exchange-traded funds ("ETFs"), including Principal Exchange-Traded Funds ETFs. In selecting such investments, the Advisor may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for the Fund.
Passive Management (Index Funds)
Index funds use a passive, or indexing, investment approach. The Funds that are pure index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds may attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, some index funds may use a "sampling" approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures, swaps, and/or exchange traded funds on a daily basis in an effort to minimize tracking error relative to the benchmark.
It is unlikely that an index fund's performance will perfectly correlate with the performance of the fund's relevant index. An index fund's ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
More detailed information about each Fund's index methodology is provided in the prospectus under Fund Account Information.
Liquidity
The Funds have established a liquidity risk management program as required by the SEC’s Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Additional liquidity risks that apply to ETFs are described under "Market Trading Risks" below.
Market Volatility and Securities Issuers
The value of a Fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If a Fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a Fund.

Securities Lending
To generate additional income, a Fund may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereunder. A Fund that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Fund generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities or lending agent (e.g., a bank or trust company) who arranged the loan. During the term of the loan, the Fund’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that a Fund receives from securities lending activities will be invested in money market funds, which may include the Principal Funds, Inc. Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process, the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower, and credit, legal, counterparty and market risk. A Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends,” which the Funds anticipate they will receive in securities lending transactions.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, each Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Trading Issues
Although the shares of the Funds are expected to be listed on the exchange identified in the fund summary for each Fund, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable. In addition, trading in Shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange's "circuit breaker" rules. There can be no assurance that the requirements of the exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal (meaning they are relevant to a Fund but to a lesser degree than those designated as principal), or not applicable for each Fund. The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	Principal Active Global Dividend Income ETF	Principal Active Income ETF	Principal Contrarian Value Index ETF	Principal Healthcare Innovators Index ETF
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Contingent Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Principal	Not Applicable	Not Applicable
Counterparty Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Emerging Markets	Principal	Non-Principal	Not Applicable	Not Applicable
Equity Securities	Principal	Principal	Principal	Principal
• Growth Stock	Principal	Non-Principal	Principal	Principal
• Small and Medium Market Capitalization Companies	Principal	Principal	Principal	Principal
• Value Stock	Principal	Principal	Principal	Principal
Fixed-Income Securities	Not Applicable	Principal	Not Applicable	Not Applicable
Foreign Currency	Principal	Principal	Not Applicable	Non-Principal
Foreign Securities	Principal	Principal	Not Applicable	Non-Principal
Hedging	Not Applicable	Non-Principal	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Principal	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Principal (1)	Principal (1)
Investment Company Securities	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Leverage	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Market Trading Risks	Principal	Principal	Principal	Principal
Master Limited Partnerships (MLPs)	Non-Principal	Principal	Not Applicable	Not Applicable
Momentum Style	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Not Applicable	Principal	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Principal	Not Applicable	Not Applicable
Real Estate Investment Trusts (REITs)	Principal	Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal
Securitized Products	Not Applicable	Principal	Not Applicable	Not Applicable
U.S. Government and U.S. Government-Sponsored Securities	Not Applicable	Principal	Not Applicable	Not Applicable

(1)	An index Fund using a replication strategy may concentrate (invest more than 25% of its assets) its investments in a particular industry only to the extent the relevant index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	Principal International Multi-Factor Core Index ETF	Principal Investment Grade Corporate Active ETF	Principal Millennials Index ETF	Principal Price Setters Index ETF
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Counterparty Risk	Not Applicable	Principal	Not Applicable	Not Applicable
Derivatives	Not Applicable	Principal	Not Applicable	Not Applicable
Emerging Markets	Not Applicable	Non-Principal	Principal	Not Applicable
Equity Securities	Principal	Not Applicable	Principal	Principal
• Growth Stock	Principal	Not Applicable	Principal	Principal
• Small and Medium Market Capitalization Companies	Principal	Not Applicable	Principal	Principal
• Value Stock	Principal	Not Applicable	Principal	Principal
Fixed-Income Securities	Not Applicable	Principal	Not Applicable	Not Applicable
Foreign Currency	Principal	Not Applicable	Principal	Not Applicable
Foreign Securities	Principal	Principal	Principal	Not Applicable
Hedging	Not Applicable	Principal	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Industry Concentration	Principal(1)	Not Applicable	Principal (1)	Principal (1)
Investment Company Securities	Not Applicable	Principal	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Market Trading Risks	Principal	Principal	Principal	Principal
Master Limited Partnerships (MLPs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Momentum Style	Principal	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Not Applicable	Principal	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Real Estate Investment Trusts (REITs)	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal
Securitized Products	Not Applicable	Non-Principal	Not Applicable	Not Applicable
U.S. Government and U.S. Government-Sponsored Securities	Not Applicable	Principal	Not Applicable	Not Applicable

(1)	An index Fund using a replication strategy may concentrate (invest more than 25% of its assets) its investments in a particular industry only to the extent the relevant index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	Principal Shareholder Yield Index ETF	Principal Spectrum Preferred Securities Active ETF	Principal Sustainable Momentum Index ETF	Principal Ultra-Short Active Income ETF
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Counterparty Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Emerging Markets	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Equity Securities	Principal	Not Applicable	Principal	Not Applicable
• Growth Stock	Principal	Not Applicable	Principal	Not Applicable
• Small and Medium Market Capitalization Companies	Principal	Not Applicable	Principal	Not Applicable
• Value Stock	Principal	Not Applicable	Principal	Not Applicable
Fixed-Income Securities	Not Applicable	Principal	Not Applicable	Principal
Foreign Currency	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Foreign Securities	Not Applicable	Principal	Not Applicable	Principal
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Principal	Not Applicable	Not Applicable
Industry Concentration	Principal (1)	Principal	Principal (1)	Principal
Investment Company Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Market Trading Risks	Principal	Principal	Principal	Principal
Master Limited Partnerships (MLPs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Momentum Style	Not Applicable	Not Applicable	Principal	Not Applicable
Portfolio Duration	Not Applicable	Principal	Not Applicable	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Principal	Non-Principal
Preferred Securities	Not Applicable	Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts (REITs)	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal
Securitized Products	Not Applicable	Not Applicable	Not Applicable	Principal
U.S. Government and U.S. Government-Sponsored Securities	Not Applicable	Non-Principal	Not Applicable	Principal

(1)	An index Fund using a replication strategy may concentrate (invest more than 25% of its assets) its investments in a particular industry only to the extent the relevant index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	Principal U.S. Large-Cap Multi-Factor Core Index ETF	Principal U.S. Mega-Cap Multi-Factor Index ETF	Principal U.S. Small-Cap Multi-Factor Index ETF	Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Counterparty Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Derivatives	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Emerging Markets	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Principal	Principal	Principal	Principal
• Growth Stock	Principal	Principal	Principal	Principal
• Small and Medium Market Capitalization Companies	Not Applicable	Not Applicable	Principal	Principal
• Value Stock	Principal	Principal	Principal	Principal
Fixed-Income Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Currency	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Foreign Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Principal(1)	Principal (1)	Principal (1)	Principal(1)
Investment Company Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Market Trading Risks	Principal	Principal	Principal	Principal
Master Limited Partnerships (MLPs)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Momentum Style	Principal	Not Applicable	Not Applicable	Principal
Portfolio Duration	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts (REITs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal
Securitized Products	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government-Sponsored Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable

(1)	An index Fund using a replication strategy may concentrate (invest more than 25% of its assets) its investments in a particular industry only to the extent the relevant index is so concentrated.
Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the "Borrower"), are secured by specific collateral, and have a claim on the Borrower's assets and/or stock that is senior to that held by the Borrower's unsecured subordinated debtholders and stockholders. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans that will be purchased by a fund are rated below-investment-grade (sometimes called “junk”) or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. Bank loan interests may not be considered "securities," and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

The primary and secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause a fund to be unable to realize full value and thus cause a material decline in a fund's net asset value. Because transactions in bank loans may be subject to extended settlement periods, a fund may not receive proceeds from the sale of a bank loan for a period of time after the sale. As a result, sale proceeds may not be available to make additional investments or to meet a fund's redemption obligations for a period of time after the sale of the bank loans, which could lead to a fund having to sell other investments, borrow to meet obligations, or borrow to remain fully invested while awaiting settlement.
Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments may occur.
Contingent Convertible Securities ("CoCos")
Contingent convertible securities (“CoCos”) are hybrid debt securities intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern, if the conversion trigger were not exercised. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to, the following:

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The occurrence of a conversion event is inherently unpredictable and depends on many factors, some of which will be outside the issuer’s control. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result.

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CoCos may have no stated maturity and fully discretionary coupons. This means coupon (i.e., interest) payments can be canceled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default.

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CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as a fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated.

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The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Moreover, the performance of CoCos may be correlated with one another and as a result negative information of one issuer may cause decline in the value of CoCos of many other issuers.

Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers. Convertible securities allow a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade (sometimes referred to as "junk"). Many convertible securities are relatively illiquid.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:

•	increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.

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Commodity index-linked notes are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Credit Default Swap Agreements may be entered into by a fund as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Foreign Currency Contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

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Forwards, futures contracts and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and Swap Agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.

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Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Emerging Markets
The Fund considers a security to be tied economically to an emerging market country (an “emerging market security”) if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
Usually, the term "emerging market country" (also called a "developing country") means any country that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, and Singapore and most nations located in Western Europe.
Investments in companies in emerging (also called "developing") market countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Equity Securities
Equity securities include common stocks, some convertible securities, preferred stock, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in each fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).
Growth Stock
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Small and Medium Market Capitalization Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may therefore be more volatile than the shares of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Stock
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock's intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. Examples include corporate bonds, convertible bonds, asset-backed securities, residential and commercial mortgage-backed securities, agency securities (such as debt instruments issued by U.S. government-sponsored entities and other federally-related entities), inverse floaters, covered securities, sinking fund securities, equipment trust certificates, sovereign bonds, pay-in-kind securities (which pay investors in the form of additional securities rather than cash), and step coupon securities (which pay interest at predetermined rates that increase or decrease over time).
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from the current, historically low interest rate environment may lead to heightened volatility and redemptions alongside reduced liquidity and dealer market-making capacity in fixed income markets. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, the Fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the Fund's income. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
Fixed-income securities are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Funds may invest in fixed-income securities of companies with small- or medium-sized market capitalizations. Investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a Fund's investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to "lock in" the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.

Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If the Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, the Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Fund's investments in those countries. In addition, the Fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for the Fund.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of the Fund's portfolio, and the Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
If a fund's portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not over-weighted in that region.

Hedging
Hedging is a strategy that can be used to limit or offset investment risk. The success of a Fund’s hedging strategy will be subject to the ability of those managing the Fund's investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the ability of those managing the Fund's investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the Fund's investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade bonds, which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine if the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the Fund's investments will determine whether the bond is of a quality comparable to those rated below investment grade), are sometimes referred to as high yield or "junk bonds" and are considered speculative. Such securities could be in default at the time of purchase.
Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, under certain circumstances, such securities may be less liquid than higher rated debt securities.
Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, the Fund may incur additional expenses to seek recovery. To the extent that such high yield issuers undergo a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. High yield bonds often include complex legal covenants that impose various degrees of restriction on the issuer’s ability to take certain actions, such as distribute cash to equity holders, incur additional indebtedness, and dispose of assets. To the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the detriment of the holder of the fixed-income security, the underlying value of such fixed-income security may decline.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.
The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the security if those managing the Fund's investments think it is in the best interest of shareholders.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Market Trading Risks
The net asset value ("NAV") of the Shares generally will fluctuate with changes in the market value of each Fund's holdings. The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the respective exchanges, PGI cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the forces influencing the prices of the securities held by the Fund (individually or in the aggregate) at any time.
Only authorized participants ("APs") may engage in creation or redemption transactions directly with each Fund. (See "Purchase and Sale of Fund Shares-Generally.") The Fund has a limited number of institutions that may act as APs, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund, and no other AP is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Such disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV.
With respect to funds that invest in foreign securities, since foreign exchanges may be open on days when such a fund does not price its shares, the value of the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s Shares, and may result in trading prices that differ significantly from NAV. Additionally, such funds may be subject to heightened risks since APs may be required to post collateral with such investments, which only certain APs are able to do. Moreover, to the extent that an AP is unable or unwilling to trade on an agency basis for foreign securities, there could be a diminished trading market for ETF shares, and shares may trade at a discount to NAV.
If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Given that Shares can be created and redeemed only in Creation Units at NAV, PGI believes that large discounts and premiums should not be sustained over the long term.

Master Limited Partnerships (MLPs)
An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Certain benefits derived from investment in MLPs depend largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state, and local income tax purposes and communicate the Fund's allocable share of the MLP's income, gains, losses, deductions, and expenses via a "Schedule K-1." Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your tax returns. In some circumstances the Fund may need to send you a corrected Form 1099, which could require you to amend your tax returns. For example, if the Fund keeps MLP investments until the basis (generally the price paid for the units, as adjusted downwards with each distribution and allocation of deductions and losses, and upwards with each allocation of taxable income and gain) is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected Form 1099.
If, because of a change in current law or a change in an MLP's business, an MLP is treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP is classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
Momentum Style
Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market.  Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund's underlying bonds, weighted by the percentage of the fund's assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively traded and often have higher transaction costs (which are paid by the Fund) that may lower the Fund's performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.

Preferred Securities
Preferred securities include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable rate distributions and generally have a payment "preference" over common stock, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders' claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.
Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from a Fund’s investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of a fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause a fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
As an example, as of June 30, 2019, Principal Funds, Inc. ("PFI") and Principal Variable Contracts Funds, Inc. ("PVC") funds of funds owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below. Principal Global Investors, LLC ("PGI") is the advisor to the PFI and PVC funds of funds and is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the funds of funds that it manages. However, PGI may face conflicts of interest in fulfilling its responsibilities to all such funds.

Fund	Total Percentage of Outstanding Shares Owned
Principal Active Global Dividend Income ETF	99.42%
Principal Active Income ETF	84.74%
Principal Healthcare Innovators Index ETF	0.79%
Principal Investment Grade Corporate Active ETF	98.91%
Principal Millennials Index ETF	3.08%
Principal Price Setters Index ETF	1.04%
Principal Shareholder Yield Index ETF	4.51%
Principal Sustainable Momentum Index ETF	7.59%
Principal U.S. Mega-Cap Multi-Factor Index ETF	93.87%
Principal U.S. Small-Cap Multi-Factor Index ETF	95.95%
Purchases and redemptions of creation units primarily with cash rather through in kind delivery of portfolio securities may cause the ETF to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in kind. These costs could be imposed on the ETF and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Securitized Products
Securitized products are fixed income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s). A fund’s investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment-grade or below-investment-grade.

The specific securitized products that are principal strategies of each Fund are listed in its Fund Summary.

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Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).

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Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. Certain CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests usually influences the interest rate, credit, and prepayment risks.

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Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.

U.S. Government and U.S. Government-Sponsored Securities
U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae") may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. Government.
There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
PORTFOLIO HOLDINGS INFORMATION
A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the SAI.

MANAGEMENT OF THE FUNDS
Effective December 31, 2019, delete references to Charles D. Averill.
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. (“Principal®”), serves as the manager and advisor for the Fund. Through the Management Agreement with the Fund, PGI provides investment advisory services and certain corporate administrative services for the Fund.

Advisor:
Principal Global Investors, LLC ("PGI"), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. PGI also has asset management offices of affiliate advisors in non-U.S. locations including London, Singapore, Tokyo, Hong Kong and Sydney. PGI has been an investment advisor since 1998.

Funds:
In fulfilling its investment advisory responsibilities, PGI provides the day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for each Fund. For the Principal Spectrum Preferred Securities Active ETF, PGI provides such services with respect to implementing the Fund in a manner which seeks to avoid detrimental effect on the Fund’s next day Creation Unit, while other services are provided by the sub-advisor, as described below. For the Principal Active Global Dividend Income and Principal Active Income ETFs, some of these discretionary investment services are provided by "Edge Asset Management", a specialized boutique of PGI.

Portfolio Managers
As reflected in the Fund Summaries, the day-to-day portfolio management for each Fund is shared by multiple portfolio managers. Except as described below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the Fund's portfolio with no limitation on the authority of one portfolio manager in relation to another.
For the Funds for which Paul S. Kim and/or Daniela Spassova are listed as portfolio managers, Mr. Kim and/or Ms. Spassova are responsible for implementation of the Fund in a manner which seeks to avoid detrimental effect on the Fund’s next day Creation Unit; the other portfolio managers are responsible for the ongoing management of each Fund’s asset allocation and implementation into specific securities. Within each of the foregoing groups of portfolio managers, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the Fund's portfolio with no limitation on the authority of one portfolio manager in relation to another.
Each Fund summary identifies the portfolio managers of the Fund. Additional information about the portfolio managers follows. References to Principal® include the entire Principal organization. The SAI provides additional information about each portfolio manager’s compensation, other accounts the portfolio managers manage, and each portfolio manager’s ownership of securities in the Fund.
Charles D. Averill has been with Principal® since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.
Daniel R. Coleman has been with Principal® since 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.
John R. Friedl has been with Principal® since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.
Todd A. Jablonski has been with Principal® since 2010. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.
Paul S. Kim has been with Principal® since 2015. Previously, he was a senior vice president at PIMCO from 2009 to 2015. He earned a bachelor’s degree in Economics from Dartmouth College and an M.B.A. in Finance from The Wharton School at the University of Pennsylvania. Mr. Kim has earned the right to use the Chartered Financial Analyst designation.

Mark R. Nebelung has been with Principal® since 1997. He earned his bachelor's degree in Actuarial Science and Statistics from the University of Waterloo, Canada. He has earned the right to use the Chartered Financial Analyst designation.
Scott J. Peterson has been with Principal® since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.
Cliff Remily has been with Principal® since 2015. Previously, he was an executive vice president at PIMCO from 2011 to 2014. He earned a bachelor's degree in Business Administration from the University of Washington and an M.B.A. from the University of Southern California. Mr. Remily has earned the right to use the Chartered Financial Analyst designation.
Jeffrey A. Schwarte has been with Principal® since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte has earned the right to use the Chartered Financial Analyst designation.
Daniela Spassova has been with Principal® since 1999. She earned an M.B.A. from the University of Iowa and a Master of Arts from Sofia University. Ms. Spassova has earned the right to use the Chartered Financial Analyst designation.
Gregory L. Tornga has been with Principal® since 2011. He earned a bachelor’s degree from the University of Michigan and an M.B.A. from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.
Timothy R. Warrick has been with Principal® since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.
The Sub-Advisor
PGI has signed a contract with a Sub-Advisor. Under the sub-advisory agreement, the Sub-Advisor agrees to assume the obligations of PGI to provide investment advisory services to the portion of the assets of the Fund allocated to it by PGI. For these services, PGI pays the Sub-Advisor a fee.
PGI or the Sub-Advisor provides the Trustees of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Sub-Advisor:
Spectrum Asset Management, Inc. ("Spectrum"), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, manages portfolios of preferred securities for corporate, pension fund, insurance and endowment clients, open-end and closed-end mutual funds, and separately managed account programs for high net worth individual investors as well as providing volatility mitigation solutions for some client portfolios.

Spectrum is the sub-advisor for a portion of the assets of the Principal Spectrum Preferred Securities Active ETF, specifically with respect to the ongoing management of the Fund’s asset allocation and implementation into specific securities.
Spectrum's day-to-day portfolio management for the Principal Spectrum Preferred Securities Active ETF is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the Fund's portfolio with no limitation on the authority of one portfolio manager in relation to another.
Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical Engineering from S.U.N.Y. at Stony Brook and the University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.
L. Phillip Jacoby, IV joined Spectrum in 1995. Mr. Jacoby earned a B.S. in Finance from the Boston University School of Management.
Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut State College and an M.B.A. in Finance from the University of Hartford.

Fees Paid to PGI
The Funds pay PGI a fee for its services, which includes the fee PGI pays to Sub-Advisors, as applicable, and to State Street Bank and Trust for fund administration, fund accounting and other services. Pursuant to the Management Agreement between the Funds and PGI, PGI pays all operating expenses of each Fund, except interest expenses, taxes, brokerage commissions and other expenses connected with executing portfolio transactions, acquired fund fees and expenses, future distribution fees or expenses, and extraordinary expenses.
The management fee schedules for Funds that have not completed a full fiscal year are as follows.

Funds	All Assets
Principal International Multi-Factor Core Index	0.25%
Principal Ultra-Short Active Income	0.18%
Principal U.S. Large-Cap Multi-Factor Core Index	0.15%
Principal U.S. Small-MidCap Multi-Factor Core Index	0.20%
The fee the Funds paid (as a percentage of the average daily net assets) for the fiscal year ended June 30, 2019 was:

Funds	Fee
Principal Active Global Dividend Income	0.58%
Principal Active Income	0.61%	(1)
Principal Contrarian Value Index	0.29%
Principal Healthcare Innovators Index	0.42%
Principal Investment Grade Corporate Active	0.26%
Principal Millennials Index	0.45%
Principal Price Setters Index	0.40%
Principal Shareholder Yield Index	0.40%
Principal Spectrum Preferred Securities Active	0.55%
Principal Sustainable Momentum Index	0.29%
Principal U.S. Mega-Cap Multi-Factor Index	0.15%
Principal U.S. Small-Cap Multi-Factor Index	0.38%
(1) Effective April 1, 2019, the management fee is 0.49%; prior to that, the rate was 0.65%.
Availability of the discussions regarding the basis for the Board of Trustees approval of the various management agreements is as follows:

Semi-Annual Report to Shareholders for the period ending December 31, 2019
Fund	Management Agreement and Sub-Advisory Agreement

All Funds	X
Manager of Managers
Principal Exchange-Traded Funds (the "Trust") operates as a Manager of Managers. Under an order received from the SEC (the "current order"), the Trust and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors which are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:

•	hire one or more sub-advisors;

•	change sub-advisors; and

•	reallocate management fees between PGI and sub-advisors.
Although there is no present intent to do so, the funds may, in the future, rely on current SEC Staff guidance which expands relief under the current order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors which are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub‑advisors regardless of the degree of affiliation with PGI.

In order to rely on the varying degrees of relief granted by the order and/or the SEC Staff guidance, a Fund must receive approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers). The shareholders of each Fund have approved such Fund's reliance on the order, as supplemented by the SEC Staff guidance, with respect to unaffiliated, wholly-owned affiliated, and majority owned affiliated sub-advisors. The shareholders of the Principal International Multi-Factor Core Index, Principal U.S. Large-Cap Multi-Factor Core Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs have approved reliance on the order, as supplemented by the SEC Staff guidance, with respect to all sub-advisors, regardless of the degree of affiliation with PGI.
PGI has ultimate responsibility for the investment performance of each fund that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
DISTRIBUTOR AND OTHER FUND SERVICE PROVIDERS
ALPS Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of Creation Units for the Funds. The Distributor does not maintain a secondary market in Shares.
State Street Bank and Trust Company is the sub-administrator, custodian, transfer agent, and dividend disbursing agent for the Funds.
PRICING OF FUND SHARES
The Funds will directly issue and redeem Shares on a continuous basis, to and from authorized participants ("APs"), at net asset value ("NAV") per Share in aggregations of Shares called “Creation Units.” The value of the Funds' Shares bought and sold in the secondary market (on the exchange identified in each Fund summary) will be determined by market price, as described in the section below.
The Board of Trustees has delegated day-to-day valuation oversight responsibilities to PGI. PGI has established a Valuation Committee to fulfill these oversight responsibilities. The NAV of the Funds is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE.
Notes:

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If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Trustees. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

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A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

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The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

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Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Advisor expects the securities may be sold.

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With respect to any portion of a Fund’s assets invested in other registered investment companies, that portion of the Fund's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.

Fund Share Trading Prices and IOPV – Secondary Market
The trading prices of Shares of a Fund on the exchange may differ from the Funds' daily NAV. The price of the Shares will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio securities. Secondary market Shares, which are available for purchase or sale on an intraday basis, do not have a fixed relationship to either the previous day’s NAV or to the current day’s NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV per Share.

The approximate value of shares of each Fund, known as the “indicative optimized portfolio value” (“IOPV”) will be disseminated every fifteen seconds throughout the trading day by the national securities exchange on which a Fund is listed or by other information providers or market data vendors. For actively-managed Funds, the IOPV is based on the current market value of holdings contained in the Fund's portfolio at the beginning of the trading day. For passively managed Funds, the IOPV is based on the creation basket constituents, which represents the current market value of the securities and/or cash required to be deposited in exchange for Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. The IOPV should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no warranty as to its accuracy.
Shares of each Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.
Information regarding how often the Shares of each Fund traded on the exchange at a price above (at a premium) or below (at a discount) the NAV per Share of the Fund during the past four calendar quarters (if available) can be found at www.principaletfs.com. Data presented represents past performance and cannot be used to predict future results.
PURCHASE AND SALE OF FUND SHARES
Generally
The Funds will directly issue shares to authorized participants ("APs") on a continuous basis at net asset value ("NAV") per Share in aggregations of Shares called “Creation Units,” in exchange for portfolio securities, in the amounts listed below.

Fund(s)	Number of Shares in a Creation Unit*
Principal International Multi-Factor Core Index	100,000
All Other Funds	50,000
*Number of Shares in a Creation Unit is subject to change.
To be an AP, you must be a broker or dealer or other participant ("Participating Party") in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a participant in the DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement ("Participant Agreement") with the Distributor, which must be accepted by the Transfer Agent, that governs transactions in the Fund's Creation Units.
APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash.
All orders to purchase or redeem Creation Units must be placed through an AP that has entered into a Participant Agreement with the Distributor and accepted by the Transfer Agent with respect to the creation and redemption of Creation Units. An investor purchasing or redeeming a Creation Unit from the Funds may be charged a fee (“Transaction Fee”) to protect existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units.

Shareholders who are not APs will not be able to purchase or redeem Shares directly with or from the Funds. As a result, most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are expected to be listed for trading on the secondary market on the exchange identified in the Fund Summary for each Fund. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments. Shares of the Funds trade under the symbols set forth on the cover of this prospectus. Contact your broker for additional information on how to buy and sell Shares.
PGI may recommend to the Board, and the Board may elect, to liquidate and terminate a Fund at any time without shareholder approval.

Note:
No salesperson, broker-dealer, or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by the Trust, the Funds, PGI, any Sub-Advisor, or the Distributor.

Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.
DIVIDENDS AND DISTRIBUTIONS
The Funds intend to generally make distributions of net income:

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monthly for the Principal Active Income, Principal Investment Grade Corporate Active, Principal Spectrum Preferred Securities Active, and Principal Ultra-Short Active Income ETFs. The factors that could affect a Fund’s ability to make regular monthly distributions include, without limitation, changes in interest rates, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of the Fund’s prior distributions. Each Fund seeks to tailor the amount of its monthly income payments to moderate fluctuations in the amounts it distributes to shareholders over the course of the year. Although each Fund attempts to moderate fluctuations, the amounts it distributes to shareholders are not fixed and may not be the same each month. Further, the Funds do not guarantee they will make any monthly income payments to shareholders.

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quarterly for the Principal Active Global Dividend Income, Principal Contrarian Value Index, Principal Healthcare Innovators Index, Principal International Multi-Factor Core Index, Principal Millennials Index, Principal Price Setters Index, Principal Shareholder Yield Index, Principal Sustainable Momentum Index, Principal U.S. Large-Cap Multi-Factor Core Index, Principal U.S. Mega-Cap Multi-Factor Index, Principal U.S. Small-Cap Multi-Factor Index and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs. The Funds do not guarantee they will make any quarterly payments to their shareholders.

The Funds do not expect to make distributions that will be treated as return of capital, although no Fund can guarantee that it will not do so. Return of capital represents the return of a shareholder’s original investment in Fund shares, not a dividend from the Fund’s profits and earnings. If a Fund’s distributions are treated as a return of capital, the distributions themselves may not be taxable, but they will lower a shareholder's basis in the Fund shares so that when such shares are sold (even if they are sold at a loss on the original investment), the shareholder may be obligated to pay taxes on the capital gains. At the end of the year, the Funds may be required under applicable law to re-characterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders.

To the extent that distributions a Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. Furthermore, such notice will be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1-800-787-1621. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. Each Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
No dividend reinvestment service is provided by the Trust. Broker-dealers may make available DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
FREQUENT PURCHASES AND REDEMPTIONS
Particularly where creation and redemption baskets include a cash component, frequent purchases and redemptions pose a risk to the Funds because they may disrupt the management of the Funds by forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds. Such transactions may also cause unplanned portfolio turnover, hurt the portfolio performance of the Funds, and increase expenses of the Funds due to increased broker-dealer commissions and recordkeeping and related costs.
Shares of the Funds are listed and traded on national securities exchanges. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in a Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. Further, each Fund may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs each Fund incurs in effecting trades which may help minimize the potential consequences of frequent purchases and redemptions of shares. For these reasons, the Board of Trustees believes that a frequent trading monitoring policy is unnecessary for the Funds. Each Fund reserves the right, without prior written notice, to reject orders from APs that the Fund determines to be disruptive to the management of the Fund or otherwise not in the best interests of the Fund.
TAX CONSIDERATIONS
The following discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled "Taxes" in the SAI.
Taxes
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	a Fund makes distributions,

•	you sell your Shares listed on the exchange, and

•	you purchase or redeem Creation Units.
Taxes on Distributions
As stated above, dividends from net investment income and net capital gains, ordinarily, are declared and paid monthly or quarterly. A Fund also may pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund.

Dividends paid out of a Fund's income and net realized short-term capital gains, if any, are generally taxable as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and foreign corporations, including Chinese corporations, with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Fund shares at the lower rates for long-term capital gains—a maximum of 15% (or 20% for individual shareholders with taxable income exceeding certain thresholds, which will be adjusted annually for inflation). Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.
Distributions in excess of a Fund's current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's NAV per Share and may be taxable to you as ordinary income or long-term capital gains even though, from an investment standpoint, the distribution may constitute a return of capital.
By law, a Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided your taxpayer identification number or social security number.
Taxes on Share Sales
Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain, taxable at the rates mentioned above for individual shareholders, or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units
An AP who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
The Trust has adopted a distribution plan for the Fund pursuant to Rule 12b-1 under the Investment Company Act. Under the 12b-1 Plan, each Fund is authorized to pay fees for distribution related expenses and/or for providing services to shareholders of up to 0.25% of the Fund’s average daily net assets each year.
No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.
However, in the event the Board of Trustees approves charging 12b-1 fees in the future, because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.
PGI and its affiliates may, out of their own resources, pay amounts to intermediaries that support the distribution or marketing of shares of the Funds or provide services to Fund shareholders.
In some cases, PGI, the Distributor, or their respective affiliates will provide payments or reimbursements in connection with the costs of conferences and seminars, and educational, training and marketing efforts related to the Fund. Such activities may be sponsored by intermediaries, PGI, the Distributor, or their respective affiliates. Additional costs paid or reimbursed may include travel, lodging, entertainment, meals and small gifts. In some cases, PGI, the Distributor, or their respective affiliates will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. For more information, see the SAI.

The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend a Fund over another investment. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
FUND ACCOUNT INFORMATION
Continuous Offering
The method by which Creation Unit Aggregations are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Reservation of Rights
The Trust reserves the right to amend or terminate a Fund, as well as certain terms related to a Fund, described in this prospectus. Shareholders will be notified of any such action to the extent required by law.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive semiannual financial statements that are unaudited.
Section 12(d)(1)
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of a Fund prior to exceeding the limits imposed by Section 12(d)(1).
Underlying Indices
Nasdaq (the “Index Provider”) developed the methodology for each underlying index listed below with input from the Fund's advisor. The Index Provider sponsors and owns each index, determines the composition and relative weightings of the securities in the index, and publishes information regarding the market value of the index. The Index Provider is not affiliated with the Fund or the advisor.

Nasdaq Developed Select Leaders Core Index (NQDMSLCN)
This Index is designed to provide exposure to companies within the Nasdaq Developed Market Ex-US Ex-Korea Large Mid Cap Index (the "Parent Index") that exhibit high degrees of sustainable shareholder yield, pricing power, and strong momentum.
Index eligibility is limited to common stocks, ordinary shares, depositary receipts, shares of beneficial interest and REITs.
To be eligible for inclusion in the Index, a security must be in the top 50% of the Parent Index by aggregate market cap, or (if not in the top 50% by market cap) in the top 33% of the final rank (as described below). One security per issuer is permitted, and securities are not eligible if the issuer has entered into a definitive agreement that would result in the security being ineligible or is currently in bankruptcy proceedings.
Securities in the Parent Index are divided into two groups - the top 50% by market cap, and the bottom 50% by market cap. The bottom 50% is ranked using a currency-neutral approach (each currency maintains similar weight as the initial universe of stocks). Selected names are then equally weighted within each currency (all names selected are over-weighted).
Securities are ranked using the following model criteria:

•	Pricing Power (Quality Growth Factor) - Factors that demonstrate consistent sales growth, earnings quality and growth, and profitability, with low price volatility.

•	Shareholder Yield (Value Factor) - Factors that identify companies possessing the ability to sustain total shareholder yield in the form of dividends, share repurchases, and cash flow generation.

•	Momentum - Factors that analyze the term structure of stock prices (i.e. evaluating price momentum over multiple horizons) to determine sustainability.
The Index employs a modified market cap weighted methodology. At the rebalancing, the Index is rebalanced based on the ranking results described above. Securities in the top 50% by market cap receive 50% of the weight in the Index and are float adjusted market cap weighted, and then adjustments are made to increase the weight of the top 20%. Securities in the bottom 50% by market cap receive the remaining 50% of the weight in the Index, using the currency-neutral approach described above, and then adjustments are made to decrease the weight of the bottom 20%.
The Index is evaluated semi-annually in May and November. Additionally, if at any time during the year a security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced.
Nasdaq may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.
Nasdaq Global Millennial Opportunity Index - NQGMOI
The Nasdaq Global Millennial Opportunity Index is designed to provide exposure to companies within the Nasdaq Global Index that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. Index eligibility is limited to specific security types. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq Global Index. However, an exchange-listed security that is not a component of the Nasdaq Global Index may be eligible if it otherwise meets all of the eligibility criteria.
Each security's exposure to Millennials is determined using a proprietary, multi-step research process. First, fundamental research is conducted on trends related to the millennial generation, including but not limited to: consumer spending data, consumer behavior, technology and demographics. Based on this analysis, key categories are identified that appear to be most reflective of how the millennial generation spends time and money. As of May 22, 2016, eight key themes related to Millennials have been identified: technology (such as devices, eCommerce, apps, and games); consumer goods (such as clothing and travel); drinking, dining, and health/wellness; households; financials (such as FinTech and wealth management); education; women as consumers (including child care, clothing, beauty and cosmetics); and sharing economy (such as car rental, lending services, and self-storage). These themes may change over time.
Using a variety of sources (including, but not limited to: industry reports, investment research and financial statements published by companies), companies with significant exposures to these themes are identified. Companies identified at this stage are then considered for further analysis, which ultimately determines their eligibility for inclusion in the Index.

In the final step of the research process, companies are evaluated based on quantitative and qualitative factors using the fundamental research conducted on trends related to the millennial generation. A composite analysis scores these companies to determine the companies that are most reflective of Millennial companies. Each is identified as having low, medium, or high exposure to Millennials based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth.
To be eligible for the Index, a security must have high or medium exposure to Millennials. "Medium exposure" means that Millennials-related products, technologies, services and solutions are an important factor of the company's business model, strategy and research and development, and are material to sales and/or growth. "High exposure" means that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth.
Securities with a market capitalization of less than $200M are excluded from being eligible for the Index, as are duplicative securities (where companies are listed more than once). Certain other securities may be excluded from the Index due to operational concerns, for example, where it is difficult to gain access to the market for the securities. Securities are also excluded if certain extraordinary events have recently occurred, such as large-scale investigations or charges against key executives.
The remaining securities are then ranked based upon the following two factors: quality growth and value. Every security receives a rank based upon the scores for these two factors. Each of these two factors are then combined and equally weighted.
Securities of companies having high exposure to Millennials receive 70% of the weight of the index. High exposure securities are broken down into two groups: large cap (40% index weight) and small-mid-cap (30% index weight) and weighted as follows:

•	High exposure, large cap securities in the top 50% of the two factor ranking receive 24% index weight;

•	High exposure, large cap securities in the bottom 50% of the two factor ranking receive 16% index weight;

•	High exposure, small-mid cap securities in the top 50% of the two factor ranking receive 18% index weight; and

•	High exposure, small-mid cap securities in the bottom 50% of the two factor ranking receive 12% index weight.
Securities of companies having medium exposure to Millennials receive 30% of the weight of the index. In order to receive a weight in the index, medium exposure securities must be ranked in the top 50% of the two factor ranking with respect to their large or small-mid-cap counterparts.

•	Medium exposure, large cap securities in the top 50% of the two factor ranking receive 20% index weight;

•	Medium exposure, small-mid cap securities in the top 50% of the two factor ranking receive 10% index weight.
As described above, there are six eligible buckets of securities. Securities within each of the six assigned buckets are equally weighted.

1.	Large cap, high exposure to Millennials, top 50% of the two factor ranking system (24% index weight)

2.	Large cap, high exposure to Millennials, bottom 50% of the two factor ranking system (16% index weight)

3.	Small-mid-cap, high exposure to Millennials, top 50% of the two factor ranking system (18% index weight)

4.	Small-mid-cap, high exposure to Millennials, bottom 50% of the two factor ranking system (12% index weight)

5.	Large cap, medium exposure to Millennials, top 50% of the two factor ranking system (20% index weight)

6.	Small-mid-cap, medium exposure to Millennials, top 50% of the two factor ranking system (10% index weight)
The Index is rebalanced annually.
Nasdaq US Contrarian Value Index - NQUSCVT
The Nasdaq US Contrarian Value Index uses a quantitative model designed to provide exposure to equity securities within the Nasdaq US Large Mid Cap Index (the "Parent Index") that appear to be undervalued by the market relative to their fundamental value, and taking multiple market environments into consideration.

To be eligible for the Index, a security must meet the following criteria:

•	be a component of the Parent Index;

•	cannot be classified as a Utilities company according to Industry Classification Benchmark (ICB);

•
be in the top 30% of book yield if the market environment is classified as a “bear market” or be in the top 30% of adjusted book yield if the market environment is classified as “normal market”, as is outlined below;

•	may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible; and

•	may not be issued by an issuer currently in bankruptcy proceedings.
One security per issuer is permitted.
The book yield for each security in the Parent Index, using book value per share and price as of the most recent quarter end, is calculated for each of the last 28 quarters. Then the median book yield of the Parent Index is calculated for each of the last 28 quarters. If the most recent median book yield of the Parent Index is greater than two standard deviations plus the average of the median book yields of the last 28 quarters of the Parent Index, then the market condition is classified as “bear market”; otherwise, the market condition is classified as “normal market”. Once the market condition is determined, the rank for each security is calculated based on the most recent quarter end book yield.
If the market condition is “bear market,” the top 30% by book yield are selected as the final basket. If the market condition is “normal market,” then the leverage, twelve-month price volatility, and forward earnings dispersion for each security is calculated as of most recent quarter end and used to determine an adjusted book yield rank of each security. Then the top 30% are selected from the final adjusted book yield ranks to determine the final basket.
Securities in the top 10% get a weight of 50%; the next 10% gets a weight of 35%; and the next 10% gets a weight of and 15%. These three groups are selected and weighted from Financials and non-Financials separately so that each such ICB classification maintains its respective weight from the Parent Index. Within each group, securities are equal-weighted.
The Index is evaluated annually. The market condition is evaluated quarterly. If there is a reversal in the market condition from the prior quarter (either a change from “bear market” to “normal market” or “normal market” to “bear market”), then there is a special rebalance. If at any time during the year other than the evaluation, an Index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced.
Nasdaq US Healthcare Innovators Index (NQGHCIN)
The Nasdaq US Healthcare Innovators Index is designed to provide exposure to non-mega cap US Health Care companies within the Nasdaq US Benchmark Index that are "non-earners," which refers to early-stage companies that are not yet consistently profitable. Index eligibility is limited to specific security types only. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Benchmark Index and each security must be classified as Health Care according to the Industry Classification Benchmark (ICB).
Securities are ranked based upon their market cap and liquidity. Those securities not ranked in the top 150 securities of the Nasdaq US Benchmark Index by market cap are deemed eligible. If in the index in the prior period, those securities with a rank in the top 80% by average daily dollar trading volume (ADDTV) of the Nasdaq US Benchmark Index are deemed eligible. For new securities to be eligible they must satisfy a liquidity threshold, using a 3-month ADDTV, of being in the Top 70% most liquid names with Nasdaq US Benchmark Index. Lastly, securities considered to be non-earners by means of having negative earnings over the prior 4, prior 8 or future 4 quarters at least half of the time are deemed eligible. The index is rebalanced semi-annually in April and October and employs a modified market cap weighting methodology. Final eligible securities receive a maximum weight of 3% and all excess weight is distributed proportionally across the remaining index securities.
Nasdaq US Large Cap Select Leaders Core Index (NQUSLSLCT)
This Index is designed to provide exposure to companies within the Nasdaq US Large Cap Index (the "Parent Index") that exhibit high degrees of sustainable shareholder yield, pricing power, and strong momentum.
Index eligibility is limited to common stocks, ordinary shares, depositary receipts, shares of beneficial interest and REITs. To be eligible for inclusion in the index, a security must be in the top 50% of the Parent Index by aggregate market cap, or (if not in the top 50% by market cap) in the top 33% of the final rank (as described below). One security per issuer is permitted, and securities are not eligible if the issuer has entered into a definitive agreement that would result in the security being ineligible or is currently in bankruptcy proceedings.

Securities in the Parent Index are divided into two groups - the top 50% by market cap, and the bottom 50% by market cap. The bottom 50% of the portfolio by market cap is constructed using an industry-neutral approach (each industry maintains similar weight as the initial universe of stocks).
Securities are ranked using the following model criteria:

•	Pricing Power (U.S. Quality Growth Factor) - Factors that demonstrate consistent sales growth, earnings quality and growth, and profitability, with low price volatility.

•	Shareholder Yield (U.S. Value Factor) - Factors that identify companies possessing the ability to sustain total shareholder yield in the form of dividends, share repurchases, and cash flow generation.

•	U.S. Momentum - Factors that analyze the term structure of stock prices (i.e. evaluating price momentum over multiple horizons) to determine sustainability.
The Index employs a modified market cap weighted methodology. At the rebalancing, the Index is rebalanced based on the ranking results described above. Securities in the top 50% by market cap receive 50% of the weight in the Index and are float adjusted market cap weighted, and then adjustments are made to increase the weight of the top 20%. Securities in the bottom 50% by market cap that are in the top 33% by rank receive the remaining 50% of the weight in the Index, using the industry-neutral approach described above, and then adjustments are made to increase the weight of the top 20%. .
The Index is evaluated semi-annually in April and October. Additionally, if at any time during the year a security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced.
Nasdaq may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.
Nasdaq US Mega Cap Select Leaders Index - NQMCUSLT
The Nasdaq US Mega Cap Select Leaders Index uses a quantitative model designed to provide exposure to equity securities of companies with the largest market capitalizations in the Nasdaq US 500 Large Cap Index (the "Parent Index"), with higher weights given to securities that are less volatile.
To be eligible for the Index, a security must be in the top 50th percentile of the Parent Index by aggregate company market capitalization. One security per company is permitted.
The Index employs a modified equal-dollar weighting methodology. Securities of companies in the top 10% of aggregate market cap maintain company market cap weight.  Securities of companies that are not in the top 10% of aggregate market cap are initially equal weighted and then volatility adjusted such that those in the groups with lower volatility receive 1% higher weight than the initial equal weighting, the middle groups maintain the equal weighting, and those with higher volatility receive 1% lower weight than the initial equal weighting. This process is employed so that the least volatile securities have the highest weight and the most volatile securities have the lowest weight.
The Index is evaluated semi-annually in April and October. Security additions and deletions are made effective after the close of trading on the last trading day in April and October. Additionally, if at any time during the year other than the evaluation, an Index Security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced.
The Nasdaq US Price Setters Index (NQPRCE)
The Nasdaq US Price Setters Index (NQPRCE) is designed to provide exposure to US companies within the Nasdaq US Large Mid Cap Index which exhibit high degrees of pricing power. The universe of securities is screened by a series of quantitative and qualitative factors. The top-ranked securities are then selected, and a proprietary weighting methodology is applied. Index eligibility is limited to specific security types only. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Large Mid Cap Index (NQUSBLM) and must be a top 550 name by market capitalization.

Securities are ranked based upon the following eleven factors: Earnings per share ("EPS") Growth (1 year), EPS Growth (3 year), operating margin, operating margin growth (1 year), 12 months return volatility, sales growth (3 year), return on equity, the coefficient of variation of 7 year EPS, earning quality, the standard deviation of 7 year operating margin, and the coefficient of variation of second fiscal year EPS estimate. The average of the 11 factor scores is taken to create one score in a scale of 1 to 10 (1 = best). Then, a final rank is created based upon the average score of each security, with full market cap determining the outcome if there is a tie. Lastly, the top 150 securities by final rank are selected. The Index employs a modified equal dollar weighting methodology such that securities in the top 50 by rank receive 50% of the index weight, the top 51-100 receive 35% of the index weight, and the top 101-150 receive 15% of the index weight. Each security’s Index market value is rebalanced annually in March to an equal dollar value corresponding to an equal percent weight within each bucket of 50 securities, with the aggregate market value of the Index totaling the unadjusted market value of the eligible securities. In short, the top 50 names receive a weight of 1.0% each, the following 51-100 securities receive a weight of 0.7% each and the following 101-150 securities receive a weight of 0.3% each.
Nasdaq US Shareholder Yield Index (NQSHYL)
The Nasdaq US Shareholder Yield Index (NQSHYL) is designed to provide exposure to US companies within the Nasdaq US Large MidCap Index (NQUSBLM) which exhibit high degrees of sustainable shareholder yield. The universe of securities is screened by a series of quantitative and qualitative factors. The top-ranked securities are then selected, and a proprietary weighting methodology is applied. Index eligibility is limited to specific security types only. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Large MidCap Index and the security must have paid a regular dividend in the prior year.
Securities are ranked based upon the following nine factors: dividend yield, buyback yield, dividend payout per share, free cash flow to price, free cash flow growth 3-year Sharpe ratio, EBITDA to debt, dividend yield historical valuation (3-year and 5-year), dividend growth (1-year, 3-year and 5-year), and free cash flow (1-year, 3-year and 5-year). The average of the nine factor scores is taken to create one score in a scale of 1 to 10 (1 = best). Then, a final rank is created based upon the average score of each security with total shareholder yield (dividend yield + buyback yield) determining the outcome if there is a tie. Lastly, the final decile score (scale of 1 to 10; 1=best) is created by utilizing the final rank. Securities in the top two deciles are then selected. The Index employs a modified equal dollar weighting methodology such that securities in the top two deciles receive 65% and 35% of the index weight, respectively. Each security’s Index market value is rebalanced annually in March to an equal dollar value corresponding to an equal percent weight within each decile.
Nasdaq US Small Cap Select Leaders Index (NQUSSLT)
The Nasdaq US Small Cap Select Leaders Index (NQUSSLT) is designed to provide exposure to equity securities of U.S. small capitalization companies within the Nasdaq US Small Cap Index (NQUSS) that exhibit the potential for high degrees of sustainable shareholder yield, pricing power, and strong momentum, while adjusting for liquidity and quality as determined by a quantitative model. Index eligibility is limited to specific security types only. The security types eligible for the index include common stocks, ordinary shares, depositary receipts, shares of beneficial interest and REITs.
To be eligible for inclusion in the Index, a security must:

•	be a component of the Nasdaq US Small Cap Index (NQUSS);

•	be in the top 90th percentile of the Nasdaq US Benchmark Index (NQUSB) in terms of 3-month Average Daily Dollar Volume;

•
be in the top 20th percentile of the Final Rank (process described below) in the current period, or, be in the top 50th percentile of the Final Rank, if the security was in the index in the prior period;

•	have a minimum 3-month trading history;

•	may not be issued by an issuer that has entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible; and

•	may not be issued by an issuer currently in bankruptcy proceedings.
One security per issuer is permitted. If an issuer has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion into the Index. Additional proprietary eligibility criteria may be applied.
Securities in the Nasdaq US Small Cap Index (NQUSS) are ranked according to their individual Shareholder Yield, Price Setters, and Momentum ranks. These three individual ranks determine the degree in which a security in the Nasdaq US Small Cap Index (NQUSS) exhibits high degrees of sustainable shareholder yield (value factor), pricing power (quality growth factor), and momentum, respectively. These three individual ranks are then normalized by industry so that each security has a Shareholder Yield, Price Setters, and Momentum rank that is based on that security’s ICB Industry Classification. This allows for the three individual ranks to be sector-neutral.

The three individual normalized ranks are averaged to determine a preliminary Score for each security. If the security was not in the Shareholder Yield Index (i.e. it did not pay a dividend), then the Price Setters and Momentum ranks are averaged to determine the preliminary Score for each security.
A Final Rank is calculated by ranking the preliminary Score for each security within each industry, where the higher Average Daily Dollar Volume breaks any ties in the preliminary Score. This Final Rank is used in the Eligibility screen, as described above, to determine the final basket of securities in the Index.
The Index is rebalanced semi-annually in April and October and employs a modified market cap weighting methodology. The modified liquidity weighting is derived by first calculating a liquidity score adjusted for volatility (“liquidity-volatility score”). This process is done multiplying the 3-month average daily dollar volume of an Index security by the average 3-month volatility of the Nasdaq US Small Cap (NQUSS) universe and dividing that by the 3-month Volatility of the corresponding Index Security. Next, the liquidity-volatility score is then used to determine the preliminary weight of each security. The preliminary weight is derived by dividing the liquidity-volatility score for each security by the sum of the liquidity-volatility scores for all securities within each industry and multiplying that by the NQUSS Benchmark Industry Weight for that security. The final weight modifies the preliminary weight by capping each security weight at 0.7% and redistributing the excess weight evenly across all securities within the same industry. Index Shares are then calculated multiplying the final weight of each security derived above by the new market value of the Index and dividing that by its corresponding Last Sale Price. The changes are effective after the close of trading on the last trading day in April and October.
Nasdaq US Small Mid Cap Select Leaders Core Index (NQUSSMSLCT)
This Index is designed to provide exposure to companies within the Nasdaq US Small Cap Index and Nasdaq US Mid Cap Index (the "Parent Indexes") that exhibit high degrees of sustainable shareholder yield, pricing power, and strong momentum.
Index eligibility is limited to common stocks, ordinary shares, depositary receipts, shares of beneficial interest and REITs. To be eligible for inclusion in the index, a security must be in the top 90% of the Parent Indexes by three month average daily dollar trading volume, and be in the top 20% of the final rank in the current valuation or top 50% if included in the Index in the prior period (as described below). Each security must have a minimum three month trading history. One security per issuer is permitted, and securities are not eligible if the issuer has entered into a definitive agreement that would result in the security being ineligible or is currently in bankruptcy proceedings.
Securities are ranked using the following model criteria:

•	Pricing Power (U.S. Quality Growth Factor) - Factors that demonstrate consistent sales growth, earnings quality and growth, and profitability, with low price volatility.

•	Shareholder Yield (U.S. Value Factor) - Factors that identify companies possessing the ability to sustain total shareholder yield in the form of dividends, share repurchases, and cash flow generation.

•	U.S. Momentum - Factors that analyze the term structure of stock prices (i.e. evaluating price momentum over multiple horizons) to determine sustainability.
The portfolio is constructed using an industry-neutral approach (each industry maintains similar weight as the initial universe of stocks).
The stock weights are liquidity/volatility weighted. Individual stock weights of the Index are capped at 0.50%.
The Index is evaluated semi-annually in April and October. Additionally, if at any time during the year a security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced.
Nasdaq may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.

Nasdaq US Sustainable Momentum Index - NQSUMOT
The Nasdaq US Sustainable Momentum Index uses a quantitative model designed to identify equity securities within the Nasdaq US Large Mid Cap Index (the “Parent Index”) that exhibit sustainable price momentum, based on historical stock prices over multiple periods and taking multiple market environments into consideration.
To be eligible for inclusion in the Index, a security must meet the following criteria:

•	be a component of the Parent Index;

•	be in the top 15% of the Parent Index in terms of the Sustainable Momentum (SUMO) Score or be in the top 35% if the security is already in the Index (process described below);

•	may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible; and

•	may not be issued by an issuer currently in bankruptcy proceedings.
One security per issuer is permitted. If an issuer has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion into the Index.
All securities in the Parent Index are ranked by the Sustainable Momentum (SUMO) Score. The SUMO Score is a momentum score given to each security that is based on the following factors:

•	intermediate factors: 3, 4, 5, 6, 7, 8, 9, 10, 11, and 12 month risk adjusted returns. The 12 month factor is adjusted for any security with high returns but abnormal volatility measures.

•	long term factors: 36, 48, and 60 month risk adjusted returns.
Each of the above factors gets an individual SUMO score, and the SUMO scores for all the factors are summed to create a composite SUMO Score for each security. To determine the composite score, the rolling six (6) month volatility relative to the Parent Index for the top securities in each of the factors are calculated (by highest return for the intermediate factors and lowest return for the long term factors). This allows the composite score to take into account intermediate term momentum as well as long term mean reversion. The process also systematically adjusts for bear market reversals.
The Index employs a modified equal dollar weighting methodology. Weighting is determined in part on whether the Index is in a high volatility regime; the ratio of the 1 month to 12 month standard deviation of the daily returns of the Parent Index are calculated, and if this ratio is greater than two standard deviations of the trailing seven year average of this ratio, then the Index is in a high volatility regime.
For the initial selection of the Index, and during regular and special rebalances in which the Index is in a high volatility regime, securities in the top 10% of the SUMO Scores get 75% of the weight (equally weighted within the group) and securities between 10-15% get 25% of the weight (equally weighted within the group).
If the Index is not in a high volatility regime at the time of a regular rebalance, the Index will include securities in the top 15% of the SUMO Scores, as well as the securities already in the Index that remain in the top 35% of the SUMO scores. Those below 35% are removed, and securities that have weights greater than 5% are reduced to 3%. Then, the following process is used to redistribute the excess weight across the securities in the top 35% of the SUMO scores:

•	The "target weight" is determined for securities (this is the initial weight it held in the Index as determined above).

•	If a security's current weight is greater than the target weight, it keeps its current weight.

•	If security’s current weight is less than the target weight, its weight is increased to the target weight.
The Index is evaluated annually in March. In all the other months, the Index is evaluated to determine whether or not it is in a high volatility regime. If the Index is in a high volatility regime, then it is rebalanced in that month. Additionally, if at any time during the year other than the evaluation, an Index security no longer meets the eligibility criteria, or is otherwise determined to have become ineligible for inclusion in the Index, the security is removed from the Index and is not replaced.

Other Information
Nasdaq® and the above-listed indexes (the "Nasdaq Indexes"), are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by PGI. The above-named Funds are not sponsored, endorsed, sold or promoted by the Corporations. The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indexes to track general stock market performance. Except where Nasdaq serves as a fund's listing agent, the Corporations' only relationship to PGI (“Licensee”) is in the licensing of the Nasdaq®, and certain trade names of the Corporations and the use of the Indexes which are determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.
The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Indexes or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Indexes or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
The Corporations do not guarantee the accuracy or completeness of the data on which the Indicative Optimized Portfolio Value (IOPV) calculations are based or the actual computation of the value of the IOPV, nor shall the Corporations be responsible for any delays in the computation or dissemination of the IOPV values. The Corporations make no warranty, express or implied, as to results to be obtained by the Funds, owners of the Funds, or any other person or entity from the use of the IOPV(s) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the IOPV(s) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default or impairment. 1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.

A

MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation;

•
Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

A

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.

A

APPENDIX B – FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Exchange-Traded Funds Annual Report to Shareholders for the fiscal year ended June 30, 2019, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-787-1621 (ETF).

B

Financial Highlights
Principal Exchange-Traded Funds

Principal Active Global Dividend Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended		Period ended
	June 30, 2019	June 30, 2018		June 30, 2017 (a)
Net asset value, beginning of period	$27.56	$25.36		$25.00
Investment Operations:
Net investment income (b)	0.67	0.69		0.17
Net realized and change in unrealized gain	0.39	2.15		0.19
Total from investment operations	1.06	2.84		0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.68)	(0.51)		-
Net realized gains	(0.30)	(0.13)		-
Total dividends and distributions to stockholders	(0.98)	(0.64)		-
Net asset value, end of period	$27.64	$27.56		$25.36
Total return:	4.12%	11.24%		1.43%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$717,189	$705,435		$428,567
Ratio of expenses to average net assets	0.58%	0.58%		0.58%	(d)
Ratio of expenses to average net assets excluding interest expense	0.58%	-	(e)	-	(e)
Ratio of net investment income to average net assets	2.49%	2.51%		4.56%	(d)
Portfolio turnover rate (f)	31.5%	22.0%		0.0%	(d)

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Ratio is not applicable as there was no interest expense in the period.

(f)	Portfolio turnover rate excludes in-kind transactions.

1

Financial Highlights
Principal Exchange-Traded Funds

Principal Active Income ETF (a)

For a share outstanding for the year ended June 30 (except as noted):

	Year ended		Year ended		Year ended		Period ended
	June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016 (b)
Net asset value, beginning of period	$40.27		$41.31		$39.12		$40.00
Investment Operations:
Net investment income (c)	1.91		1.78		1.95		2.13
Net realized and change in unrealized gain (loss)	(0.01)		(0.50)		2.22		(1.39)
Total from investment operations	1.90		1.28		4.17		0.74
Dividends and Distributions to Shareholders from:
Net investment income	(1.92)		(1.87)		(1.98)		(1.62)
Net realized gains	(0.34)		(0.45)		-		-
Total dividends and distributions to stockholders	(2.26)		(2.32)		(1.98)		(1.62)
Net asset value, end of period	$39.91		$40.27		$41.31		$39.12
Total return:	4.95%		3.10%		10.92%		2.13%	(d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$216,519		$292,967		$286,084		$265,013
Ratio of expenses to average net assets	0.61%		0.65%	(e)	0.77%	(e)	0.85%	(e),(f)
Ratio of gross expenses to average net assets	-	(g)	0.68%		0.80%		1.34%	(f)
Ratio of net investment income to average net assets	4.84%		4.34%		4.82%		5.99%	(f)
Portfolio turnover rate (h)	17.9%		11.0%		30.7%		34.3%	(f)

(a)	Effective May 1, 2019, Principal EDGE Active Income ETF changed its name to Principal Active Income ETF.

(b)	Period from July 8, 2015, date operations commenced, through June 30, 2016.

(c)	Calculated on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Includes reimbursement from Advisor.

(f)	Computed on an annualized basis.

(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.

(h)	Portfolio turnover rate excludes in-kind transactions.

2

Financial Highlights
Principal Exchange-Traded Funds

Principal Contrarian Value Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$26.12	$25.00
Investment Operations:
Net investment income (b)	0.39	0.26
Net realized and change in unrealized gain	0.66	1.03
Total from investment operations	1.05	1.29
Dividends and Distributions to Shareholders from:
Net investment income	(0.39)	(0.17)
Total dividends and distributions to stockholders	(0.39)	(0.17)
Net asset value, end of period	$26.78	$26.12
Total return:	4.13%	5.15%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,356	$3,918
Ratio of expenses to average net assets	0.29%	0.29%	(d)
Ratio of net investment income to average net assets	1.52%	1.44%	(d)
Portfolio turnover rate (e)	47.1%	61.6%	(d)

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

3

Financial Highlights
Principal Exchange-Traded Funds

Principal Healthcare Innovators Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$34.74	$28.56	$25.00
Investment Operations:
Net investment loss (b)	(0.13)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	(0.24)	6.35	3.64
Total from investment operations	(0.37)	6.23	3.56
Dividends and Distributions to Shareholders from:
Net realized gains	-	(0.05)	-
Total dividends and distributions to stockholders	-	(0.05)	-
Net asset value, end of period	$34.37	$34.74	$28.56
Total return:	(1.05)%	21.83%	14.24%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$56,713	$52,104	$7,140
Ratio of expenses to average net assets	0.42%	0.42%	0.42%	(d)
Ratio of net investment loss to average net assets	(0.39)%	(0.38)%	(0.32)%	(d)
Portfolio turnover rate (e)	34.5%	33.6%	18.2%	(d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

4

Financial Highlights
Principal Exchange-Traded Funds

Principal Investment Grade Corporate Active ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$24.59	$25.00
Investment Operations:
Net investment income (b)	0.95	0.19
Net realized and change in unrealized gain (loss)	1.66	(0.52)
Total from investment operations	2.61	(0.33)
Dividends and Distributions to Shareholders from:
Net investment income	(0.98)	(0.08)
Net realized gains	(0.02)	-
Total dividends and distributions to stockholders	(1.00)	(0.08)
Net asset value, end of period	$26.20	$24.59
Total return:	10.95%	(1.32)%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$120,540	$228,710
Ratio of expenses to average net assets	0.26%	0.26%	(d)
Ratio of net investment income to average net assets	3.86%	3.83%	(d)
Portfolio turnover rate (e)	92.8%	47.8%	(d)

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

5

Financial Highlights
Principal Exchange-Traded Funds

Principal Millennials Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended		Year ended	Period ended
	June 30, 2019		June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$36.76		$28.92	$25.00
Investment Operations:
Net investment income (b)	0.17		0.23	0.17
Net realized and change in unrealized gain	1.54		7.91	3.87
Total from investment operations	1.71		8.14	4.04
Dividends and Distributions to Shareholders from:
Net investment income	(0.23)		(0.23)	(0.09)
Net realized gains	-		(0.07)	(0.03)
Total dividends and distributions to stockholders	(0.23)		(0.30)	(0.12)
Net asset value, end of period	$38.24		$36.76	$28.92
Total return:	4.70%		28.31%	16.23	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$21,031		$20,217	$7,230
Ratio of expenses to average net assets	0.45%		0.45%	0.45%	(d)
Ratio of expenses to average net assets excluding interest expense	-	(e)	0.45%	-	(e)
Ratio of net investment income to average net assets	0.47%		0.66%	0.71%	(d)
Portfolio turnover rate (f)	32.9%	(g)	35.6%	5.1%	(d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Ratio is not applicable as there was no interest expense in the period.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	The previously reported portfolio turnover rate of 82.2% was adjusted to correct an immaterial error related to in-kind activity.

6

Financial Highlights
Principal Exchange-Traded Funds

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended		Year ended		Year ended		Period ended
	June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period	$33.32		$29.03		$26.08		$25.00
Investment Operations:
Net investment income (b)	0.46		0.39		0.34		0.09
Net realized and change in unrealized gain	4.48		4.20		3.06		0.99
Total from investment operations	4.94		4.59		3.40		1.08
Dividends and Distributions to Shareholders from:
Net investment income	(0.47)		(0.27)		(0.39)		-
Net realized gains	-		(0.03)		(0.06)		-
Total dividends and distributions to stockholders	(0.47)		(0.30)		(0.45)		-
Net asset value, end of period	$37.79		$33.32		$29.03		$26.08
Total return:	15.03%		15.89%		13.23%		4.31%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$20,786		$21,655		$7,257		$6,519
Ratio of expenses to average net assets	0.29%	(d)	0.29%	(d)	0.40%		0.40%	(e)
Ratio of gross expenses to average net assets	0.40%		0.40%		-	(f)	-	(f)
Ratio of net investment income to average net assets	1.32%		1.22%		1.26%		1.32% (e)
Portfolio turnover rate (g)	40.4%		63.5%		2.0%		0.0% (e)

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Includes reimbursement from Advisor.

(e)	Computed on an annualized basis.

(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.

(g)	Portfolio turnover rate excludes in-kind transactions.

7

Financial Highlights
Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended		Year ended		Year ended		Period ended
	June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period	$32.49		$29.16		$24.65		$25.00
Investment Operations:
Net investment income (b)	0.71		0.61		0.54		0.18
Net realized and change in unrealized gain (loss)	(0.51)		3.21		4.67		(0.53)
Total from investment operations	0.20		3.82		5.21		(0.35)
Dividends and Distributions to Shareholders from:
Net investment income	(0.70)		(0.47)		(0.67)		-
Net realized gains	-		(0.02)		(0.03)		-
Total dividends and distributions to stockholders	(0.70)		(0.49)		(0.70)		-
Net asset value, end of period	$31.99		$32.49		$29.16		$24.65
Total return:	0.68%		13.17%		21.42%		(1.39)%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$14,395		$14,622		$7,290		$6,163
Ratio of expenses to average net assets	0.29%	(d)	0.29%	(d)	0.40%		0.40%	(e)
Ratio of gross expenses to average net assets	0.40%		0.40%		-	(f)	-	(f)
Ratio of net investment income to average net assets	2.26%		1.90%		1.98%		2.73%	(e)
Portfolio turnover rate (g)	49.2%		55.5%		3.0%		7.1%	(e)

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Includes reimbursement from Advisor.

(e)	Computed on an annualized basis.

(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.

(g)	Portfolio turnover rate excludes in-kind transactions.

8

Financial Highlights
Principal Exchange-Traded Funds

Principal Spectrum Preferred Securities Active ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$94.45	$100.00
Investment Operations:
Net investment income (b)	3.42	4.72
Net realized and change in unrealized gain (loss)	3.82	(5.91)
Total from investment operations	7.24	(1.19)
Dividends and Distributions to Shareholders from:
Net investment income	(4.91)	(4.34)
Net realized gains	-	(0.02)
Total dividends and distributions to stockholders	(4.91)	(4.36)
Net asset value, end of period	$96.78	$94.45
Total return:	7.99%	(1.28)%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$67,750	$51,949
Ratio of expenses to average net assets	0.55%	0.55%	(d)
Ratio of net investment income to average net assets	3.65%	4.93%	(d)
Portfolio turnover rate (e)	27.6%	41.0%	(d)

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

9

Financial Highlights
Principal Exchange-Traded Funds

Principal Sustainable Momentum Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$28.01	$25.00
Investment Operations:
Net investment income (b)	0.31	0.18
Net realized and change in unrealized gain	0.43	2.96
Total from investment operations	0.74	3.14
Dividends and Distributions to Shareholders from:
Net investment income	(0.25)	(0.13)
Total dividends and distributions to stockholders	(0.25)	(0.13)
Net asset value, end of period	$28.50	$28.01
Total return:	2.68%	12.62%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,701	$5,603
Ratio of expenses to average net assets	0.29%	0.29%	(d)
Ratio of net investment income to average net assets	1.13%	0.97%	(d)
Portfolio turnover rate (e)	102.6%	158.1%	(d)

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

10

Financial Highlights
Principal Exchange-Traded Funds

Principal Ultra-Short Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
June 30, 2019 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (b)	0.12
Net realized and change in unrealized gain	0.04
Total from investment operations	0.16
Dividends and Distributions to Shareholders from:
Net investment income	(0.07)
Total dividends and distributions to stockholders	(0.07)
Net asset value, end of period	$25.09
Total return: (c)	0.62%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,543
Ratio of expenses to average net assets (d)	0.18%
Ratio of net investment income to average net assets (d)	2.51%
Portfolio turnover rate (d),(e)	0.0%

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

11

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Period ended
	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$26.02	$25.00
Investment Operations:
Net investment income (b)	0.63	0.38
Net realized and change in unrealized gain	3.04	0.80
Total from investment operations	3.67	1.18
Dividends and Distributions to Shareholders from:
Net investment income	(0.62)	(0.16)
Total dividends and distributions to stockholders	(0.62)	(0.16)
Net asset value, end of period	$29.07	$26.02
Total return:	14.32%	4.73%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,618,941	$1,666,525
Ratio of expenses to average net assets (d)	0.12%	0.12%	(e)
Ratio of gross expenses to average net assets	0.15%	0.15%	(e)
Ratio of net investment income to average net assets	2.30%	2.02%	(e)
Portfolio turnover rate (f)	27.0%	39.8%	(e)

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Includes reimbursement from Advisor.

(e)	Computed on an annualized basis.

(f)	Portfolio turnover rate excludes in-kind transactions.

12

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Small-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Year ended	Year ended	Period ended
	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$33.45	$28.84	$25.00
Investment Operations:
Net investment income (b)	0.40	0.29	0.26
Net realized and change in unrealized gain (loss)	(2.03)	4.64	3.75
Total from investment operations	(1.63)	4.93	4.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.39)	(0.30)	(0.17)
Net realized gains	-	(0.02)	-
Total dividends and distributions to stockholders	(0.39)	(0.32)	(0.17)
Net asset value, end of period	$31.43	$33.45	$28.84
Total return:	(4.84)%	17.14%	16.08%	(c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$355,200	$351,176	$275,466
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	(d)
Ratio of net investment income to average net assets	1.27%	0.94%	1.21%	(d)
Portfolio turnover rate (e)	81.9%	76.3%	44.7%	(d)

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.

(b)	Calculated on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes in-kind transactions.

13

ADDITIONAL INFORMATION
Additional information about the Funds is available in the Statement of Additional Information dated November 1, 2019, which is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Statement of Additional Information and each Fund’s annual and semi-annual reports can be obtained free of charge by writing Principal Exchange Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website www.principaletfs.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-787-1621.
Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Fund has entered into a management agreement with Principal Global Investors, LLC (“PGI”). The Fund and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds’ distributor, transfer agent and custodian, who provide services to the Funds. These arrangements are between the Fund and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of the Fund or any individual series (or fund).
This prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This prospectus, the Statement of Additional Information, or the contracts that are exhibits to the Fund’s registration statement are not intended to give rise to any agreement or contract between the Fund and/or any fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Exchange-Traded Funds SEC File 811-23029

C

PRINCIPAL EXCHANGE-TRADED FUNDS
Statement of Additional Information
dated November 1, 2019
This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The prospectus, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus dated November 1, 2019.
Incorporation by Reference : The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2019, are hereby incorporated by reference into and are legally a part of this SAI.
For a free copy of the current prospectus, semiannual or annual report, call 1-800-787-1621 or write:
Principal Exchange-Traded Funds
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
The prospectus may be viewed at www.principaletfs.com.

Fund	Ticker Symbol	Principal U.S. Listing Exchange
Principal Active Global Dividend Income ETF	GDVD	Cboe BZX Exchange, Inc.
Principal Active Income ETF	YLD	NYSE Arca
Principal Contrarian Value Index ETF	PVAL	The Nasdaq Stock Market LLC
Principal Healthcare Innovators Index ETF	BTEC	The Nasdaq Stock Market LLC
Principal International Multi-Factor Core Index ETF	PDEV	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	IG	NYSE Arca
Principal Millennials Index ETF	GENY	The Nasdaq Stock Market LLC
Principal Price Setters Index ETF	PSET	The Nasdaq Stock Market LLC
Principal Shareholder Yield Index ETF	PY	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF	PREF	Cboe BZX Exchange, Inc.
Principal Sustainable Momentum Index ETF	PMOM	The Nasdaq Stock Market LLC
Principal Ultra-Short Active Income ETF	USI	NYSE Arca
Principal U.S. Large-Cap Multi-Factor Core Index ETF	PLC	The Nasdaq Stock Market LLC
Principal U.S. Mega-Cap Multi-Factor Index ETF	USMC	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Multi-Factor Index ETF	PSC	The Nasdaq Stock Market LLC
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	PSM	The Nasdaq Stock Market LLC

2

GENERAL DESCRIPTION OF TRUST AND FUNDS
Principal Exchange-Traded Funds (the "Trust") is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios (each, a "Fund"). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 16 Funds.
The shares of the Funds are referred to herein as "Shares."
The Trust issues and redeems Shares at net asset value ("NAV") only with Authorized Participants (“APs”) and only in aggregations of Shares in the amounts described in the prospectus (each a "Creation Unit" or a "Creation Unit Aggregation"), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.
EXCHANGE LISTING AND TRADING
Shares of each Fund are listed on a national securities exchange (the "Exchange") as set forth below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Fund	Principal U.S. Listing Exchange
Principal Active Global Dividend Income ETF	Cboe BZX Exchange, Inc.
Principal Active Income ETF	NYSE Arca
Principal Contrarian Value Index ETF	The Nasdaq Stock Market LLC
Principal Healthcare Innovators Index ETF	The Nasdaq Stock Market LLC
Principal International Multi-Factor Core Index ETF	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennials Index ETF	The Nasdaq Stock Market LLC
Principal Price Setters Index ETF	The Nasdaq Stock Market LLC
Principal Shareholder Yield Index ETF	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF	Cboe BZX Exchange, Inc.
Principal Sustainable Momentum Index ETF	The Nasdaq Stock Market LLC
Principal Ultra-Short Active Income ETF	NYSE Arca
Principal U.S. Large-Cap Multi-Factor Core Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Mega-Cap Multi-Factor Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Multi-Factor Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	The Nasdaq Stock Market LLC
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.
DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS
Fund Policies
The investment objective, principal investment strategies and principal risks of each Fund are described in the Fund's Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about other strategies that each Fund may use to try to achieve its objective.

3

The composition of each Fund and the techniques and strategies that those managing the investments of the Fund may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from a Fund’s portfolio.
The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the Prospectus are not fundamental and may be changed by the Board of Trustees without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's Prospectus or Statement of Additional Information.
Fundamental Restrictions
Except as specifically noted, each Fund has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended (the "1940 Act"), provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote.
Each Fund:

1)	May not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2)	May not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.

3)
May not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

4)	May not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	May not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6)
Has elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)	Has adopted a concentration policy as follows:

a.
The Principal Spectrum Preferred Securities Active ETF and Principal Ultra Short Active Income ETF each concentrates its investments in securities in the financial services (i.e., banking, insurance and commercial finance) industry.

b.
Each index ETF will not concentrate its investments in a particular industry except to the extent its underlying index is so concentrated. Given the present composition of its underlying index, the Principal Healthcare Innovators Index ETF expects to have more than 25% of its assets invested in industries within the healthcare sector.

c.
The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.

8)	May not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

4

Non-Fundamental Restrictions
Except as specifically noted, each Fund has also adopted the following non-fundamental restrictions. Non-fundamental restrictions are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)
Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.

2)
Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)
Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

The Principal Spectrum Preferred Securities Active ETF has also adopted the following non-fundamental restriction. It is contrary to the Fund's present policy to:

1)	Invest more than 5% of its total assets in real estate limited partnership interests.
Non-Fundamental Restriction - Rule 35d-1
With the exception of the Principal Active Income ETF, each Fund has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund.
This policy applies at the time of purchase. The Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental restriction, the Fund tests market capitalization ranges monthly.
For purposes of testing this requirement with respect to:

•
foreign currency investments, each Fund will count forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency; the value of such contracts and investments will include the Fund’s investments in cash and/or cash equivalents to the extent such instruments are used to cover the Fund’s exposure under its forward foreign currency contracts and similar investments.

•
derivatives instruments, each Fund will typically count the mark-to-market value of such derivatives. However, the Fund may use a derivative contract’s notional value when it determines that notional value is an appropriate measure of the Fund’s exposure to investments. For example, with respect to single name equity swaps which are “fully paid” (equity swaps in which cash and/or cash equivalents are specifically segregated on the Fund’s books for the purpose of covering the full notional value of the swap), each Fund will count the value of such cash and/or cash equivalents.

•
investments in underlying funds (including ETFs), each Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund's holdings focus on the particular type of investment suggested by the Fund name.

5

Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a Fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a Fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Pursuant to SEC staff interpretations of the 1940 Act, a fund that purchases securities or makes other investments that have a leveraging effect on the fund (for example, reverse repurchase agreements) must segregate assets to render them not available for sale or other disposition in an amount equal to the amount the fund owes pursuant to the terms of the security or other investment.
Commodity-Related Investments
Under the 1940 Act, a fund's registration statement must recite the fund's policy with regard to investing in commodities. Each fund may invest in commodities to the extent permitted by applicable law and under its fundamental and non-fundamental policies and restrictions. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of each of the Funds, the Trust and the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are therefore not subject to registration or regulation under the CEA. The CFTC amended rule 4.5 “Exclusion for certain otherwise regulated persons from the definition of the term “commodity pool operator.” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and rules the CFTC has adopted under it.
Industry Concentration
“Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system. With respect to monitoring industry concentration, a Fund concentrating in the "financial services industry" concentrates its investments in one or more industries classified within the broader financial services sector.
Each Fund interprets its policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to a Fund’s industry concentration restrictions. Each Fund also views its investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.
Loans
A Fund may not make loans to other persons except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction. Generally, this means the Funds are typically permitted to make loans, but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

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Other Investment Strategies and Risks
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.
Corporate Reorganizations
Each Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of those managing the Fund's investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund.
In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the Fund's investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

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Cyber Security Issues
Each Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate a fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also affect issuers of securities in which a fund invests, potentially causing the fund’s investment in such issuers to lose value. Despite risk management processes, there can be no guarantee that a fund will avoid losses relating to cyber security risks or other information security breaches.
Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.
Each Fund may invest in foreign securities which means it may invest in:

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American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.

•	European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.
Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.
Derivatives
Options on Securities and Securities Indices
Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. Each Fund may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

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Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.

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Over the Counter ("OTC") Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a fund would have to exercise the option in order to consummate the transaction.

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Writing Call and Put Options. When a fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a fund writes a put option, it gives the purchaser of the option the right to sell to the fund a specific security at a specified price at any time before the option expires. In both situations, the fund receives a premium from the purchaser of the option.
The premium received by a fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the fund if the option expires unexercised or is closed out at a profit. By writing a call, a fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
A Fund usually owns the underlying security covered by any outstanding call option. With respect to an outstanding put option, a Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
Once a fund has written an option, it may terminate its obligation before the option is exercised. The fund executes a closing transaction by purchasing an option of the same series as the option previously written. The fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
Purchasing Call and Put Options. When the fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. Each Fund engages in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the Fund's investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. A fund generally purchases or writes only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If the fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

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Futures Contracts and Options on Futures Contracts
Each Fund may purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a fund may seek to hedge against a decline in the value of securities owned by the fund or an increase in the price of securities that the fund plans to purchase. Each Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. Each Fund may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a fund sells a futures contract based on a financial instrument, the fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the fund usually liquidates futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When a fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the fund executes the transaction. When entering into a futures transaction, the fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the fund's performance of the transaction. The futures commission merchant returns the initial margin to the fund upon termination of the futures contract if the fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the fund realizes a loss or gain.
In using futures contracts, a fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the fund proposes to acquire. A fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the fund's debt securities decline in value and thereby keeps the fund's net asset value from declining as much as it otherwise would. A fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

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With respect to futures contracts that settle in cash, a Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into futures contracts that do not settle in cash (physically-settled futures contracts), a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Physically-settled futures contracts (and written options on such contracts) will be treated like cash-settled futures contracts when a Fund has entered into a contractual arrangement with a third-party futures commission merchant or other counterparty to offset the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.
Options on Futures Contracts. Each Fund may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund's successful use of futures contracts is subject to the ability of those managing the Fund's investments to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

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Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. A Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.
Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Swap Agreements and Options on Swap Agreements
Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements (“swap options”).
Each Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.

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Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

•	Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

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Index Swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).

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Total Return Swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

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Commodity Swap Agreements. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

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Credit Default Swap Agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, the Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

Each Fund may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which the Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

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Investment Pools. Each Fund may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

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Contracts for Differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, the Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. Each Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. Each Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

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Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. Each Fund may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Each Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.

Obligations under Swap Agreements. The swap agreements a Fund enters into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by those managing the Fund's investments in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio. In cases where a Fund is a seller of a credit default swap contract, the Fund will segregate liquid assets equal to the notional amount of the contract. Obligations under swap agreements for which a Fund segregates assets will not be construed to be “senior securities” for purposes of a Fund's investment restriction concerning senior securities.
Risks Associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the Fund's investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the Fund's investments. Certain restrictions imposed on each Fund by the Internal Revenue Code may limit a Fund’s ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the Fund's investments based on various factors, including:

•	the frequency of trades and quotations,

•	the number of dealers and prospective purchasers in the marketplace,

•	dealer undertakings to make a market,

•	the nature of the security (including any demand or tender features), and

•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

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Such determination will govern whether a swap will be deemed to be within a Fund's restriction on investments in illiquid securities.
Valuing Swap Agreements. For purposes of applying a Fund’s investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, the Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, the Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so. When a Fund purchases a futures contract, or writes a call option on a futures contract, it segregates liquid assets that, when added to the value of assets deposited with the futures commission merchant as margin, are equal to the market value of the contract.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
A fund that utilizes futures contracts, options on futures contracts or swaps has claimed an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. The Commodity Futures Trading Commission amended rule 4.5 “Exclusion for certain otherwise regulated persons from the definition of the term “commodity pool operator.” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the Commodity Exchange Act and rules the Commodity Futures Trading Commission has adopted under it.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments.
If adopted as proposed, these regulations could significantly limit or impact a fund's ability to invest in derivatives and related instruments, limit a fund's ability to employ certain strategies that use derivatives and/or adversely affect the fund's performance, efficiency in implementing strategies, and ability to pursue their investment objectives. Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.

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Fixed-Income Securities
Inflation-Indexed Bonds
Some Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Step-Coupon Securities
Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
“Stripped” Securities
Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
Zero-Coupon Securities
Each Fund may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

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Foreign Currency Transactions
Options on Foreign Currencies
In addition, each Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. Each Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses or lesser gains on transactions in foreign currency options that would require the Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
Each Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by the Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by the Fund, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward Foreign Currency Exchange Contracts
Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the Fund's investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, each Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

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Each Fund segregates liquid assets in an amount equal to (1) at least its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts that are cash settled and (2) the net notional value with respect to forward currency contracts that are not cash settled. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund's investments.

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Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE"), the Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:

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China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.

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Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.

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Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.

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If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

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Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.

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China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.

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The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.

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Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

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Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.

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Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

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The risks associated with investing through Stock Connect could lead to greater market execution risk, valuation risks, liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units. This could cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Because the China A share market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.

Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.
Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
The UK’s referendum vote to leave the EU (referred to as "Brexit") could cause business disruptions and uncertainty and thus adversely impact the financial results and operations of various European companies and economies.
Although the precise time frame for Brexit is uncertain, it is currently expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years after notifying the European Council of the UK’s intention to withdraw. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations.

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Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
High Yield Securities
Each Fund may invest a portion of its assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the Fund's investments will determine whether the bond is of a quality comparable to those rated below investment grade). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the Fund's investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation a Fund has with regard to high yield bonds unless those managing the Fund's investments deem such securities to be the equivalent of investment grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and those with auction rate features.

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Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
Inverse Floating Rate and Other Variable and Floating Rate Instruments
Each Fund may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from "Qualifying Income". Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.
An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

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The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids ("NGLs"). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission ("FERC"), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.

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Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax for individual income tax purposes.
Municipal Bonds
Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally, they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

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Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

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Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

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Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan.

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Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

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Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Each Fund may acquire stand-by commitments with respect to municipal obligations held in its portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the Fund’s option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the Fund's portfolio.
The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.
A Fund’s right to exercise a stand-by commitment would be unconditional and unqualified. Although the Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Fund without the payment of any direct or indirect consideration. The Fund may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in the Fund's portfolio would not exceed 0.50% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.
Each Fund intends to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the Fund's investments believe present minimum credit risks. A Fund’s ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the Fund's investments.

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Each Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically, such instruments carry demand features permitting the fund to redeem at par.
The fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the Fund's investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
Each Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. Each Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.
Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet its obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of a Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

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Pay-in-Kind Securities
Each Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.
No Fund had a significant variation in portfolio turnover rates over the two most recently completed fiscal years.
Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

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Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.

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Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

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Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Funds, to sell its holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as the Funds.

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Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide a Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

If a portion of a Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a Fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a Fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a Fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. The Funds cannot predict at this time what portion, if any, of their dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities").

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Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
Each Fund may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund's investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the Fund's investments.
Each Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that those managing the Fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.
Each Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be segregated by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

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Restricted and Illiquid Securities
A fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by or under the direction of the Trustees. Each Fund has adopted investment restrictions that limit its investments in illiquid securities to no more than 15% of its net assets. The Trustees have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.
Securitized Products (Mortgage- and Asset-Backed Securities)
The yield characteristics of the mortgage- and asset-backed securities in which a Fund may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If a Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
Each Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

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Short Sales
A short sale involves the sale by a fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. A fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. Each Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Supranational Entities
Each Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Temporary Defensive Measures/Money Market Instruments
Each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that each Fund may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.

•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

•
Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the Fund's investments, are of comparable quality. A Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

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Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. The Funds only buy short-term instruments where the risks of adverse governmental action are believed by those managing the Fund's investments to be minimal. The Funds consider these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. A Fund only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.
A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

•
Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.

•
Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
LEADERSHIP STRUCTURE AND BOARD
PETF's Board has overall responsibility for directing PETF's operations in accordance with the provisions of the 1940 Act, other applicable laws and PETF’s charter. Each Board Member serves on the Boards of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc. ("PFI"), Principal Variable Contracts Funds, Inc. (“PVC”), Principal Exchange-Traded Funds ("PETF"), and Principal Diversified Select Real Asset Fund ("PDSRA"), which are collectively referred to in this SAI as the "Fund Complex." The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
Board Members that are affiliated persons of PGI, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to in this SAI as "Interested Board Members." Board Members who are not Interested Board Members are referred to as "Independent Board Members."
The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Fund Complex. The Independent Board Members have appointed a lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting's agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board's leadership structure is appropriate for the Fund Complex given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.

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Committee and Independent Board Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Craig Damos Mark Grimmett Fritz Hirsch Tao Huang	The Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	6
Audit Committee Leroy Barnes Craig Damos Elizabeth Nickels
The Committee's primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, PGI's internal auditors, Fund Complex management, and the Board.
		7
Executive Committee Craig Damos Mark Grimmett
The Committee's primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
		none
Nominating and Governance Committee Elizabeth Ballantine Mark Grimmett
The Committee's primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Committee members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc., 711 High Street, Des Moines, IA 50392. When evaluating a potential nominee for Independent Board Member, the Committee generally considers, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as an Independent Board Member; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. The Committee meets personally with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the Board's composition. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
		4
Operations Committee Fritz Hirsch Tao Huang Karrie McMillan Meg VanDeWeghe	The Committee's primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and the Fund Complex's operations.	4
Risk oversight forms part of the Board's general oversight of the Fund Complex. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund's compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. As part of its regular risk oversight functions, the Board, directly or through a Committee, interacts with and reviews reports from, among others: Fund Complex management, sub-advisors, the Chief Compliance Officer, independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of Fund management and PGI, reviews investment policies and risks in connection with its review of Fund Complex performance. In addition, as part of the Board's periodic review of advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a PGI valuation committee and has approved and periodically reviews valuation policies applicable to valuing Fund shares.

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Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board's diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.
Independent Board Members
Elizabeth Ballantine. Ms. Ballantine has served as an Independent Board Member of the Fund Complex since 2004. Through her professional training and experience as an attorney, and her experience as a board member and investment consultant, Ms. Ballantine is experienced in financial, investment and regulatory matters.
Leroy T. Barnes, Jr. Mr. Barnes has served as an Independent Board Member of the Fund Complex since 2012. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education and employment experience, and his experience as a board member, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.
Craig Damos. Mr. Damos has served as an Independent Board Member of the Fund Complex since 2008. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010; Vertical Growth Officer of Weitz Company from 2004-2006; and Chief Financial Officer of Weitz Company from 2000-2004. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education and employment experience, and his experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.
Mark A. Grimmett. Mr. Grimmett has served as an Independent Board Member of the Fund Complex since 2004. He is a Certified Public Accountant. From 1996-2015, Mr. Grimmett served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his education and his employment experience, and his experience as a board member, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.
Fritz S. Hirsch. Mr. Hirsch has served as an Independent Board Member of the Fund Complex since 2005. From 2011-2015, Mr. Hirsch served as CEO of MAM USA. He served as President and Chief Executive Officer of Sassy, Inc. from 1986-2009, and Chief Financial Officer of Sassy, Inc. from 1983-1985. Through his education and employment experience, and experience as a board member, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.
Tao Huang. Mr. Huang has served as an Independent Board Member of the Fund Complex since 2012. Mr. Huang served as Chief Operating Officer of Morningstar from 2000-2011; as President of the International Division of Morningstar from 1998-2000; and as Chief Technology Officer of Morningstar, Inc. from 1996-2000. Through his education and employment experience, and his experience as a board member, Mr. Huang is experienced with technology, financial, regulatory and investment matters.
Karen (“Karrie”) McMillan. Ms. McMillan has served as an Independent Board Member of the Fund Complex since 2014. From 2007-2014, Ms. McMillan served as general counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991-1999, she served in various roles as counsel at the Securities and Exchange Commission, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education and experience as an attorney, and her experience as a board member, she is experienced in financial, investment and regulatory matters.
Elizabeth A. Nickels. Ms. Nickels has served as an Independent Board Member of the Fund Complex since 2015. Ms. Nickels currently serves as a director of SpartanNash. From 2008 to 2017, she served as a director of the not-for-profit Spectrum Health System; from 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education and employment experience, and her experience as a board member, she is experienced with financial, accounting and regulatory matters.

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Mary M. (“Meg”) VanDeWeghe. Ms. VanDeWeghe has served as an Independent Board Member of the Fund Complex since 2018. She is CEO and President of Forte Consulting, Inc., a management and financial consulting firm, and was previously employed as a Finance Professor at Georgetown University from 2009-2016, Senior Vice President - Finance at Lockheed Martin Corporation from 2006-2009, a Finance Professor at the University of Maryland from 1996-2006, and in various positions at J.P. Morgan from 1983-1996. Ms. VanDeWeghe served as a director of Brown Advisory from 2003-2018, B/E Aerospace from 2014-2017, WP Carey from 2014-2017, and Nalco (and its successor Ecolab) from 2009-2014. Through her education and employment experience, and her experience as a board member, she is experienced with financial, investment and regulatory matters.
Interested Board Members
Timothy M. Dunbar. Mr. Dunbar has served as Chair and Board Member of the Fund Complex since 2019. Mr. Dunbar serves as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also serves on numerous boards of directors of Principal® subsidiaries, including PGI and Post. He has served in various other positions since joining Principal® in 1986. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.
Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter also serves as Chief Operating Officer and director of PGI, and Chief Executive Officer and Chair of Principal Real Estate Investors ("Principal - REI"). He has served in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.
Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Fund Complex officers, including their principal occupations which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.

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INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years

Elizabeth Ballantine 711 High Street Des Moines, IA 50392 1948	Director, PFI and PVC (since 2004) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Principal, EBA Associates (consulting and investments)	128	Durango Herald, Inc.; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	128	McClatchy Newspapers, Inc.; Frontier Communications, Inc.; formerly, Herbalife Ltd.

Craig Damos 711 High Street Des Moines, IA 50392 1954	Director, PFI and PVC (since 2008) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	President, C.P. Damos Consulting LLC	128	None

Mark A. Grimmett 711 High Street Des Moines, IA 50392 1960	Lead Independent Director (since 2011) Director, PFI and PVC (since 2004) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (cosmetics manufacturing)	128	None

Fritz S. Hirsch 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2005) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Formerly, CEO, MAM USA (manufacturer of infant and juvenile products)	128	MAM USA

Tao Huang 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	128	Armstrong World Industries, Inc. (manufacturing) and Equity Lifestyle Properties, Inc.

Karen (“Karrie”) McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Managing Director, Patomak Global Partners, LLC (financial services consulting)	128	None

Elizabeth A. Nickels 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2015) Trustee, PETF (since 2015) Trustee, PDSRA (since 2019)	Retired	128	SpartanNash; Formerly: Charlotte Russe; Follet Corporation; PetSmart; Spectrum Health System

Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2018) Trustee, PETF (since 2018) Trustee, PDSRA (since 2019)	CEO and President, Forte Consulting, Inc. (financial and management consulting)	128	Denbury Resources Inc. and Helmerich & Payne; Formerly: Brown Advisory; B/E Aerospace; WP Carey; Nalco (and its successor Ecolab)

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INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Chair (since 2019) Director, PFI and PVC (since 2019) Trustee, PETF (since 2019) Trustee, PDSRA (since 2019)	Director, PGI (since 2018) President-PGAM, PGI, PLIC, PFSI, and PFG (since 2018) Chair/Executive Vice President, RobustWealth, Inc. (since 2018) Director, Post (since 2018) Executive Vice President/Chief Investment Officer, PLIC, PFSI, and PFG (2014-2018)	128	None

Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PDSRA (since 2019)	Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Chair, PGI (since 2018) Director, PGI (2003-2018) Director, Finisterre (since 2018) Director, Origin (since 2018) Chair, Post (since 2017) Chief Executive Officer, Principal - REI (since 2005) Chair, Principal - REI (since 2004) Chair, Spectrum (since 2017) Director, CCIP (since 2017)	128	None

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Randy L. Bergstrom 711 High Street Des Moines, IA 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, PGI Counsel, PLIC

Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)	President - Principal Funds, PFG, PFSI, PLIC (since 2019) Principal Executive Officer, OC Private Capital (2017-2019) Senior Vice President, Oppenheimer Funds (2011-2019)

Jennifer A. Block 711 High Street Des Moines, IA 50392 1973	Deputy Chief Compliance Officer (since 2018) Vice President and Counsel (2017-2018) Assistant Counsel (2010-2017) Assistant Secretary (2015-2018)	Counsel, PGI (2017-2018) Counsel, PLIC (2009-2018) Counsel, PMC (2009-2017)

Tracy W. Bollin 711 High Street Des Moines, IA 50392 1970	Chief Financial Officer (since 2014)
Managing Director, PGI (since 2016)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD (since 2015)
Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President, PMC (2015-2017)
Director, PMC (2014-2017)
Chief Financial Officer, PMC (2010-2015)
Chief Financial Officer, PSI (2010-2015)
President, PSS (since 2015)
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham 711 High Street Des Moines, IA 50392 1965	Treasurer (since 2016)
Vice President/Treasurer, PGI (since 2016)
Vice President/Treasurer, PFA (since 2016)
Vice President/Treasurer, PFD (since 2016)
Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal - REI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Assistant Counsel and Assistant Secretary (since 2018)	Counsel, PGI (since 2018) Prior thereto, Attorney in Private Practice

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FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Chief Compliance Officer/AML Officer, PSS (since 2015) Compliance Advisor, PMC (2013-2015)

Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Director - Accounting, PLIC (since 2015) Assistant Financial Controller, PLIC (prior to 2015)

Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018) Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015-2018)	Chief Compliance Officer - Funds, PGI (since 2018) Deputy Chief Compliance Officer, PGI (since 2017) Vice President and Chief Compliance Officer, PMC (2015-2017) Vice President, PSS (since 2015)

Britney L. Schnathorst 711 High Street Des Moines, IA 50392 1981	Assistant Secretary (since 2017) Assistant Counsel (since 2014)	Counsel, PLIC (since 2013)

Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Assistant Counsel (since 2006)	Assistant General Counsel, PGI (since 2018) Counsel, PGI (2017-2018) Counsel, PLIC (since 2006) Counsel, PMC (2007-2017)

John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Assistant Counsel and Assistant Secretary (since 2019)	Counsel, PGI (since 2019) Prior thereto, Attorney in Private Practice

Dan L. Westholm 711 High Street Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)
Assistant Vice President/Treasurer, PGI (since 2017)
Assistant Vice President/Treasury, PFA (since 2013)
Assistant Vice President/Treasury, PFD (since 2013)
Assistant Vice President/Treasury, PLIC (since 2014)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI (since 2013)
Assistant Vice President/Treasury, PSS (since 2013)

Beth C. Wilson 711 High Street Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary-Funds, PLIC

Clint L. Woods 711 High Street Des Moines, IA 50392 1961	Counsel, Vice President, and Assistant Secretary (since 2018) Of Counsel (2017-2018) Vice President (2016-2017) Counsel (2015-2017)	Vice President (since 2015) Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC (since 2013)

Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Counsel, PGI (since 2017) Counsel, PLIC (since 2015) Senior Attorney, TLIC (2013-2015)

Abbreviations used:

CCIP, LLC (CCIP)	Principal Global Investors, LLC (PGI)
Finisterre Capital LLP (Finisterre)	Principal Life Insurance Company (PLIC)
Origin Asset Management LLP (Origin)	Principal Management Corporation (PMC), now PGI
Post Advisory Group, LLC (Post)	Principal Real Estate Investors, LLC (Principal - REI)
Principal Financial Advisors, Inc. (PFA)	Principal Securities, Inc. (PSI)
Principal Financial Services, Inc. (PFSI)	Principal Shareholder Services, Inc. (PSS)
Principal Funds Distributor, Inc. (PFD)	Spectrum Asset Management, Inc. (Spectrum)
Principal Global Asset Management (PGAM)	Transamerica Life Insurance Company (TLIC)

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Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of Funds included in this SAI, and aggregate dollar range of the equity securities of the funds in the Fund Complex, that were beneficially owned by the Board Members as of December 31, 2018. As of that date, Board Members did not own shares of the Funds included in this SAI that are not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program which invests in the Fund Complex. Board Members who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:
A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more

Independent Board Members
ETFs in this SAI	Ballantine	Barnes	Damos	Grimmett	Hirsch	Huang	McMillan	Nickels	VanDeWeghe
Principal Active Income	A	A	A	C	A	A	A	A	A
Principal Millennials Index	A	A	A	A	A	A	D	A	A
Principal Sustainable Momentum Index	A	A	A	A	A	A	A	A	C
Principal U.S. Mega-Cap Multi-Factor Index	A	A	A	A	A	A	A	A	D
Total Fund Complex	E	E	E	E	E	E	E	E	E

Interested Board Members
	Dunbar	Halter
ETFs in this SAI	A	A
Total Fund Complex	E	E
Board Member and Officer Compensation
The Fund Complex does not pay any remuneration to its Board Members or officers who are employed by PGI or its affiliates. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the Chief Compliance Officer's compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Fund Complex based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of the Fund Complex.

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The following table provides information regarding the compensation received by the Independent Board Members from the Funds included in this SAI and from the Fund Complex during the period ended June 30, 2019. On that date, there were 4 investment companies in the Fund Complex. With respect to the Funds in this SAI, Board Member compensation is paid from the unitary fee that such Funds pay to PGI. The Funds do not provide retirement benefits or pensions to any of the Board Members.

Trustee	Funds in this SAI*	Fund Complex
Elizabeth Ballantine	$5,017	$281,750
Leroy T. Barnes, Jr.	$5,360	$301,000
Craig Damos	$5,644	$317,000
Mark A. Grimmett	$5,477	$307,500
Fritz S. Hirsch	$5,546	$311,500
Tao Huang	$5,252	$295,000
Karen ("Karrie") McMillan	$5,101	$286,500
Elizabeth A. Nickels	$5,101	$286,500
Mary M. ("Meg") VanDeWeghe	$5,101	$286,500
* The Principal International Multi-Factor Core Index, Principal U.S. Large-Cap Multi-Factor Core Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs were not in operation during the period ended June 30, 2019.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager and as a discretionary advisor for each Fund.
PGI has executed an agreement with a Sub-Advisor. Under the Sub-Advisory agreement, the Sub-Advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays the Sub-Advisor a fee.

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Financial Group, Inc.

Fund:	Principal Spectrum Preferred Securities Active ETF

Affiliated Persons of the Trust Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Trust who are also affiliated persons of PGI or affiliated advisors, see the Interested Trustee and Officer tables in the “Leadership Structure and Board” section.
Codes of Ethics
The Trust, PGI, and the Sub-Advisor have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the Sub-Advisor have each also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Fund prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. The Sub-Advisor's Code does not permit personnel subject to the Code to invest in securities that may be purchased or held by the Fund. The Trust's Board reviews reports at least annually regarding the operation of the Code of Ethics of the Trust, PGI, and each Sub-Advisor. The Codes are on file with, and available from, the SEC. A copy of the Trust's Code will also be provided upon request, which may be made by contacting the Trust.

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Management Agreement
For providing the investment advisory services, and specified other services, PGI, under the terms of the Management Agreement for the Trust, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates. The management fee schedule for each Fund is as follows (expressed as a percentage of average net assets):

Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.29%	0.27%	0.25%	0.24%
Principal Shareholder Yield Index ETF	0.29%	0.27%	0.25%	0.24%

Fund	All Assets
Principal Active Global Dividend Income ETF	0.58%
Principal Active Income ETF	0.49%
Principal Contrarian Value Index ETF	0.29%
Principal International Multi-Factor Core Index ETF	0.25%
Principal Investment Grade Corporate Active ETF	0.26%
Principal Spectrum Preferred Securities Active ETF	0.55%
Principal Sustainable Momentum Index ETF	0.29%
Principal Ultra-Short Active Income ETF	0.18%
Principal U.S. Large-Cap Multi-Factor Core Index ETF	0.15%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.15%
Principal U.S. Small-Cap Multi-Factor Index ETF	0.38%
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	0.20%
Fund Operating Expenses
The Management Agreement between each Fund and PGI provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit certain Funds' expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). The reductions and management fee waivers/expense reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis. The expenses borne by PGI are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds' exceeding the total operating expense limit. The operating expense limits and the agreement terms are as follows:

Contractual Limit on Total Annual Fund Operating Expenses
Fund	Limit	Expiration
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12%	10/31/2020

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Management Fees Paid
Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended June 30* (amounts in thousands)
	2019		2018		2017
Principal Active Global Dividend Income ETF	$3,991		$3,414		$300	(1)
Principal Active Income ETF	1,767		1,955		2,088
Principal Contrarian Value Index ETF	12		9	(2)	N/A
Principal Healthcare Innovators Index ETF	223		154		23	(3)
Principal Investment Grade Corporate Active ETF	563		80	(4)	N/A
Principal Millennials Index ETF	85		58		26	(3)
Principal Price Setters Index ETF	74		61		27
Principal Shareholder Yield Index ETF	56		42		27
Principal Spectrum Preferred Securities Active ETF	296		198	(5)	N/A
Principal Sustainable Momentum Index ETF	16		9	(2)	N/A
Principal Ultra-Short Active Income ETF	4	(6)	N/A		N/A
Principal U.S. Mega-Cap Multi-Factor Index ETF	2,399		1,235	(7)	N/A
Principal U.S. Small-Cap Multi-Factor Index ETF	1,332		1,215		681	(8)

(1) Period from May 9, 2017, date operations commenced, through June 30, 2017
(2) Period from October 18, 2017, date operations commenced, through June 30, 2018
(3) Period from August 19, 2016, date operations commenced, through June 30, 2017
(4) Period from April 18, 2018, date operations commenced, through June 30, 2018
(5) Period from July 7, 2017, date operations commenced, through June 30, 2018
(6) Period from April 24, 2019, date operations commenced, through June 30, 2019
(7) Period from October 11, 2017, date operations commenced, through June 30, 2018
(8) Period from September 21, 2016, date operations commenced, through June 30, 2017
* The Principal International Multi-Factor Core Index, Principal U.S. Large-Cap Multi-Factor Core Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs were not in operation as of June 30, 2019.
Sub-Advisory Agreements
PGI (and not the Fund) pays the sub-advisor fees determined pursuant to a sub-advisory Agreement with the sub-advisor, including any sub-advisors that are at least 95% owned, directly or indirectly, by PGI or its affiliates. Fees paid to sub-advisors are individually negotiated between PGI and each sub-advisor and may vary.
Distributor
ALPS Distributors, Inc. (the “Distributor”) is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).
Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust with respect to the continuous distribution of Creation Units of the Funds. The Distributor will deliver a prospectus to APs purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. No Rule 12b-1 fees are currently paid by any of the Funds, and there are no plans to impose these fees. However, in accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to compensate the Distributor for providing certain services to the Fund, including activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. Under the plan, the Funds would have no legal obligation to pay any amount that exceeds the compensation limit. The Distributor would be entitled to retain any such fees without regard to the expenses which it incurs. In the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

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Fund Sub-Administrator, Custodian, and Transfer Agent
State Street Bank and Trust Company (the “Transfer Agent,” “Custodian,” or "State Street") serves as the Funds' sub-administrator, custodian and transfer agent. State Street is located at 100 Huntington Avenue, Copley Place CPH0255, Tower 1, Floor 2, Boston, MA 20116.
Under an Administration Agreement and an Accounting Services Agreement with PGI (on behalf of the Trust), State Street provides necessary administrative, treasury, and tax services, including financial reporting for the maintenance and operations of the Funds. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. State Street also provides fund accounting services and is responsible for maintaining the books and records and calculating the daily net asset value of the Funds. PGI is ultimately responsible for such services pursuant to a Management Agreement with the Trust.
Under the Custody Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. State Street is required, upon order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Under the Custody Agreement, State Street is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.
Pursuant to a Transfer Agency Services Agreement with the Trust, State Street acts as transfer agent to the Funds, dividend disbursing agent and shareholder servicing agent to the Funds.
For the fiscal year ended June 30, 2019, the Trust paid State Street a total of $2,428,006.74 for these services.
Securities Lending Agent
State Street serves as the securities lending agent for the Funds. The Funds did not loan their securities or employ State Street as securities lending agent during their most recently ended fiscal year.
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI, or by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, PGI or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or the Sub-Advisor will pay broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent each of the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or the Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or the Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Sub-Advisor’s overall responsibilities to the accounts under its management. PGI or the Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a Sub-Advisor may use it in servicing some or all of the accounts it manages.
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby the Funds may purchase securities that are offered in underwritings in which an affiliate of a

43

Sub-Advisor, or PGI, participates. These procedures prohibit the Funds from directly or indirectly benefiting a Sub-Advisor or PGI affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or PGI participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Trustees will receive quarterly reports on these transactions.
The Board has approved procedures that permit the Funds to effect a purchase or sale transaction between the Fund and an affiliated investment company or between a Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.
The Board has also approved procedures that permit a Fund's Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to each Fund's procedures.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with a Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.
Commission rates that PGI or a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.
The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid for Periods Ended June 30
Fund	2019	2018		2017

Principal Active Global Dividend Income ETF	$342,577	$206,167		N/A
Principal Active Income ETF	31,067	13,067		33,187
Principal Contrarian Value Index ETF	923	930	(1)	N/A
Principal Healthcare Innovators Index ETF	9,418	7,255		1,169	(2)
Principal Millennials Index ETF	3,847	3,859		2,011	(2)
Principal Price Setters Index ETF	3,427	4,911		600
Principal Shareholder Yield Index ETF	3,045	3,047		945
Principal Sustainable Momentum Index ETF	4,347	2,367	(1)	N/A
Principal U.S. Mega-Cap Multi-Factor Index ETF	222,178	138,564	(3)	N/A
Principal U.S. Small-Cap Multi-Factor Index ETF	124,112	170,353		30,673	(4)

(1)	Period from October 18, 2017, date operations commenced, through June 30, 2018
(2)	Period from August 19, 2016, date operations commenced, through June 30, 2017
(3)	Period from October 11, 2017, date operations commenced, through June 30, 2018
(4)	Period from September 21, 2016, date operations commenced, through June 30, 2017
In 2018, in response to the adoption of the Markets in Financial Instruments Directive (“MiFID II”), PGI modified its approach regarding how trading costs are paid and how research costs are allocated, which resulted in certain Funds paying higher, and certain Funds paying lower, commission amounts compared to prior years. Other primary reasons for changes in several Funds’ brokerage commissions for the three years were changes in Fund size; changes in market conditions; changes in money managers of certain Funds; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

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Brokerage commissions from the portfolio transactions effected for the Funds were paid to brokers affiliated with PGI or the Sub-Advisors for the fiscal years ended June 30 as follows:

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2019 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Principal Active Global Dividend Income ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$6,423	1.87%	2.83%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	28,239	8.24	5.87
	Delaware Investments Fund Advisers	Macquarie Securities Limited	5,127	1.50	1.84
	Eagle Asset Management, Inc.	Raymond James and Associates	1,098	0.32	0.17
	Mellon Investments Corporation	Pershing Securities Limited	1,473	0.43	0.78
	Robert W. Baird & Co. Incorporated	Robert W. Baird Co.	737	0.22	0.11
Total			$43,097	12.58%	11.60%
Principal Active Income ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$472	1.52%	3.12%
	Mellon Investments Corporation	Pershing Securities Limited	158	0.51	0.36
Total			$630	2.03%	3.48%
Principal Contrarian Value Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$13	1.43%	1.61%
Total			$13	1.43%	1.61%
Principal Millennials Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$68	1.77%	2.53%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	118	3.06	0.88
Total			$186	4.83%	3.41%
Principal Price Setters Index ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$18	0.52%	0.09%
Total			$18	0.52%	0.09%
Principal Shareholder Yield index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$ 0	0.00%	0.01%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	29	0.95	0.17
Total			$29	0.95%	0.18%
Principal Sustainable Momentum Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$15	0.34%	0.65%
Total			$15	0.34%	0.65%
Principal U.S. Mega-Cap Multi-Factor Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$817	0.37%	0.08%
	Mellon Investments Corporation	Pershing Securities Limited	1,734	0.78	0.58
Total			$2,551	1.15%	0.66%
Principal U.S. Small-Cap Multi-Factor Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$283	0.23%	0.21%
Total			$283	0.23%	0.21%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2018 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Principal Active Global Dividend Income ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$855	0.41%	1.05%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	3,568	1.73	2.33
	Macquarie Capital Investment Management LLC	Macquarie Securities Limited	9,824	4.77	3.39
	Mellon Capital Management Corporation	Pershing Securities Limited	11,117	5.39	5.87
Total			$25,364	12.30%	12.64%

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Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2018 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Principal Active Income ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$107	0.82%	0.78%
	Mellon Capital Management Corporation	Pershing Securities Limited	196	1.50	0.66
Total			$303	2.32%	1.44%
Principal Contrarian Value Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$2	0.20%	0.25%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	3	0.36	0.15
	Macquarie Capital Investment Management LLC	Macquarie Securities Limited	54	5.76	7.30
	Mellon Capital Management Corporation	Pershing Securities Limited	12	1.32	1.67
Total			$71	7.64%	9.37%
Principal Healthcare Innovators Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$64	0.88%	0.64%
Total			$64	0.88%	0.64%
Principal Millennials Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$20	0.51%	0.91%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	33	0.87	1.77
	Macquarie Capital Investment Management LLC	Macquarie Securities Limited	2	0.06	0.05
	Mellon Capital Management Corporation	Pershing Securities Limited	—	0.01	0.01
Total			$55	1.45%	2.74%
Principal Price Setters Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$27	0.55%	1.06%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	10	0.20	0.09
	Macquarie Capital Investment Management LLC	Macquarie Securities Limited	14	0.28	0.34
	Mellon Capital Management Corporation	Pershing Securities Limited	4	0.07	0.06
Total			$55	1.10%	1.55%
Principal Shareholder Yield index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$—	—%	0.01%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	7	0.23	0.10
	Macquarie Capital Investment Management LLC	Macquarie Securities Limited	37	1.21	1.53
	Mellon Capital Management Corporation	Pershing Securities Limited	16	0.53	0.25
Total			$60	1.97%	1.89%
Principal Sustainable Momentum Index ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$—	—%	0.01%
	Macquarie Capital Investment Management LLC	Macquarie Securities Limited	149	6.31	7.41
Total			$149	6.31%	7.42%
Principal U.S. Mega-Cap Multi-Factor Index ETF
	Mellon Capital Management Corporation	Pershing Securities Limited	$460	0.33%	0.30%
Total			$460	0.33%	0.30%
Principal U.S. Small-Cap Multi-Factor Index ETF
	AllianceBernstein L.P.	Sanford C Bernstein Co., LLC	$1,132	0.66%	0.52%
	Mellon Capital Management Corporation	Pershing Securities Limited	375	0.22	0.05
Total			$1,507	0.88%	0.57%

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Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2017 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Principal Active Income ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$2,931	8.83%	9.52%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Clearing Corp	129	0.39	1.31
	Mellon Capital Management Corporation	Pershing LLC	547	1.65	1.37
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	861	2.59	2.70
	Analytic Investors, LLC	Wells Fargo Securities, LLC	5,589	16.84	13.58
Total			$10,057	30.30%	28.48%
Principal Healthcare Innovators Index ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$2	0.15%	0.32%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Clearing Corp	100	8.60	10.27
	Mellon Capital Management Corporation	Pershing LLC	1	0.08	0.03
Total			$103	8.83%	10.62%
Principal Millennials Index ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (Europe), LLC	$361	17.97%	16.33%
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	2	0.09	0.05
	American Century Investment Management, Inc.	Instinet U.K. LTD	20	1.01	0.28
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Clearing Corp	576	28.63	45.40
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities Australia LTD	1	0.03	0.01
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities PLC	1	0.04	0.02
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities (Asia Pacific) LTD	7	0.37	0.14
	Macquarie Capital Investment Management LLC	Macquarie Bank Limited	18	0.90	0.49
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	36	1.80	1.28
Total			$1,022	50.84%	64.00%
Principal Price Setters Index ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$8	1.39%	0.65%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Clearing Corp	18	3.03	3.70
	Mellon Capital Management Corporation	Pershing LLC	7	1.24	0.48
Total			$33	5.66%	4.83%
Principal Shareholder Yield index ETF
	Credit Suisse Asset Management, LLC	Credit Suisse Securities (USA), LLC	$22	2.29%	1.22%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Clearing Corp	25	2.60	4.11
	Mellon Capital Management Corporation	Pershing LLC	9	0.93	0.28
Total			$56	5.82%	5.61%
Principal U.S. Small-Cap Multi-Factor Index ETF
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Clearing Corp	$604	1.97%	2.54%
	Macquarie Capital Investment Management LLC	Macquarie Capital (USA) Inc.	678	2.21	1.96
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	371	1.21	1.96
Total			$1,653	5.39%	6.46%
Material differences, if any, between the percentage of an ETF’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the Advisor or Sub-Advisor has negotiated with the broker. Commission rates an Advisor or Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

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The following table indicates the value of each Fund's aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended June 30, 2019.

Holdings of Securities of Principal Exchange-Traded Funds Regular Brokers and Dealers
Principal Active Global Dividend Income ETF	JP Morgan Chase & Co.	$21,621
Principal Active Income ETF	Goldman Sachs Group, Inc.	1,060
	JP Morgan Chase & Co.	4,879
	Morgan Stanley	1,243
	Wells Fargo	1,024
Principal Contrarian Value Index ETF	Wells Fargo	6
Principal Investment Grade Corporate Active ETF	CITIGroup	815
	Goldman Sachs Group, Inc.	4,107
	JP Morgan Chase & Co.	1,766
	Morgan Stanley	2,382
	UBS Group	278
	Wells Fargo	1,396
Principal Price Setter Index ETF	JP Morgan Chase & Co.	211
Principal Shareholder Yield Index ETF	CITIGroup	149
	Wells Fargo	129
Principal Spectrum Preferred Securities Active ETF	CITIGroup	1,412
	Goldman Sachs Group, Inc.	2,154
	JP Morgan Chase & Co.	2,012
	Morgan Stanley	1,415
	Wells Fargo	1,522
Principal Ultra-Short Active Income ETF	CITIGroup	251
	Credit Suisse	201
	Goldman Sachs Group, Inc.	252
	JP Morgan Chase & Co.	200
	Morgan Stanley	200
	Wells Fargo	251
Principal U.S. Mega Cap-Multi Factor Index ETF	CITIGroup	35,509
	JP Morgan Chase & Co.	34,842
	Wells Fargo	30,897
Conflicts of Interest and Allocation of Trades
By the Manager (PGI). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI's trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

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Because of PGI's role as investment advisor to each of the Funds and discretionary advisor to funds of funds and some underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds, because PGI serves as the investment adviser to the underlying mutual funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment adviser may serve as sub-adviser to the mutual funds in which a fund of funds may invest. This raises a potential conflict because PGI's or an affiliated company's profit margin may vary depending upon the underlying fund in which the funds of funds invest.
PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:

•
PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process. However, PGI will select an unaffiliated subadvisor to manage all or a portion of a Fund’s portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.

•
PGI reminds its investment personnel who provide services to the funds of funds of PGI’s inherent conflicts of interest, and PGI’s duties of loyalty and care as a fiduciary, and obtains a quarterly written affirmation from each portfolio manager that he/she has employed the applicable methodology in good faith in making investment decisions during the preceding quarter.

Additionally, each Fund's portfolio managers manage a number of accounts other than the applicable Fund's portfolio, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.
Investments that PGI and its portfolio managers deem appropriate for a Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both a Fund's portfolio and other accounts. In such circumstances, PGI may determine that orders for the purchase or sale of the same security for a Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by PGI to be equitable and in the best interests of a Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Trust believes that its participation in such transactions on balance will produce better overall results for the Funds.
By the Sub-Advisor(s). The portfolio managers of the Sub-Advisor(s) manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.
Investments the Sub-Advisor(s) deem appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor(s) may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor(s) to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

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INTERMEDIARY COMPENSATION
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.
As mentioned in the Prospectus, in the event 12b-1 fees are paid by the Funds to the Distributor in the future, the Distributor may pay some or all of those fees to intermediaries.
Additional Payments to Intermediaries
In addition, PGI and its affiliates may, out of their own resources, pay amounts to intermediaries that support the distribution or marketing of shares of the Funds or provide services to Fund shareholders. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. These payments may be made from profits received by PGI from the management fees paid to PGI by the Funds.
Numerous factors may be considered in determining the amount of such additional payments, including, but not limited to, the intermediary’s Fund sales and assets, and the willingness and ability of the intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. Some such arrangements may include an agreed upon minimum or maximum payment.
As of June 30, 2019, PGI anticipates that the firms that will receive additional payments as described above include, but are not necessarily limited to, the following:

•	Kestra Investment Services

•	Morgan Stanley

•	Raymond James

•	TD Ameritrade
The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since June 30, 2019 are not reflected.
Ask your Financial Professional or visit your intermediary’s website for more information about the amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
PURCHASE AND REDEMPTION OF CREATION UNITS
Book-Entry Only System
The Depository Trust Company (DTC) acts as securities depository for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.
DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.
Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the trust a listing of the shares of the fund held by each DTC participant. The Trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The Trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, so that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.
DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the Exchange.
Creation Units
The Funds sell, issue and redeem through the Distributor, Shares in Creation Units on a continuous basis, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds will not issue fractional Creation Units. Shares of the Funds will only be issued against full payment, as further described in the prospectus and this SAI.
A Creation Unit is an aggregation of Shares in the amount described in the prospectus. The Board may declare a split or a consolidation in the number of Shares outstanding of the Funds or Trust, and make a corresponding change in the number of Shares in a Creation Unit.
To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an authorized participant (“AP”). To be an AP, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor, which must be accepted by the Transfer Agent, that governs transactions in the Fund’s Creation Units.
Transactions by an AP that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an AP that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not APs but want to transact in Creation Units may contact the Distributor for the names of APs. An AP may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an AP and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an AP, which may result in additional charges. There are expected to be a limited number of APs at any one time.

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Orders must be transmitted by an AP by electronic order entry system, telephone, electronic mail, or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Purchasing Creation Units
Fund Deposit
The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by PGI to be permitted or required by a Fund. Short portions in a Fund’s portfolio and any other financial instruments that cannot be transferred in-kind, will be represented by cash in the Cash Component and not in the In-Kind Creation Basket.
The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
PGI, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for the Fund (based on information about the Fund’s portfolio at the end of the previous Business Day subject to correction). If applicable, PGI, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.
The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Advisor are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. Payment of any stamp duty or the like shall be the sole responsibility of the AP purchasing a Creation Unit. The AP must ensure that all Deposit Securities properly denote change in beneficial ownership.
Cash in lieu
Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. Circumstances in which the Funds may permit or require cash in lieu include, without limitation:

•	when the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;

•	when the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process; and

•	when the AP or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more securities in the In-Kind Creation Basket.
Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
Each Fund expects to purchase the securities represented by the cash in lieu amount in the secondary market (“Market Purchases”). PGI may charge a higher transaction fee on the cash amount contributed in lieu of securities, which is intended in part to cover all or a portion of any difference between the market value at which the securities were purchased by the Fund and the cash in lieu amount.

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Order Cut-Off Time
For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”) in accordance with the procedures set forth in the Participant Agreement. The Order Cut-Off Time for creation and redemption orders for a Fund is generally expected to be 4:00 p.m. Eastern Time for In-Kind Creation and Redemption Baskets, and 2:00 p.m. Eastern Time for Cash Value transactions. Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern Time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange or bond markets closing and be similarly earlier than normal.
For select International Funds, next day (also known as T-1 or T minus one) international market orders are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit.
Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an AP cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in the Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern Time to be effectuated based on the Fund’s NAV on that Business Day.
In all cases, cash and securities should be transferred to the Fund by the “Settlement Date,” which is generally the Business Day immediately following the Business Day the order is placed (“Transmittal Date”) for cash and the second Business Day following the Transmittal Date for securities. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
Placement of Creation Orders
All purchase orders must be placed by or through an AP. To order a Creation Unit, an AP must submit an irrevocable purchase order to the Distributor in accordance with the procedures set forth in the Participant Agreement. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for a Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).
Orders Using Clearing Process
In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the AP, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the AP agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor and the Transfer Agent. An order to create Creation Units through the Clearing Process is deemed received by the Distributor and the Transfer Agent on the Transmittal Date if (i) such order is received by the Distributor by the order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

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Orders Outside Clearing Process
Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In- Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern Time, (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern Time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern Time, on the Business Day immediately following the Transmittal Date.
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor and the Transfer Agent, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Except as provided in the Participant Agreement and subject to Foreign Market Holidays (See Appendix B for a list of Foreign Market Holidays), the delivery of Creation Units so created will occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. APs that submit a canceled order will be liable to the Funds for any losses resulting therefrom.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify PGI and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an AP may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The AP must also make available on or before the Settlement, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.
While, as stated above, Creation Units are generally delivered no later than the second Business Day following the day on which the order is deemed received by the Distributor, each Fund may settle Creation Unit transactions on a basis other than the one described above to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units
The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Funds if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Fund, or PGI, will have an adverse effect on the Trust, the Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, PGI, a Sub-Advisor, the Transfer Agent, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an AP of its rejection of the order. The Funds, the Custodian, any sub-custodian, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

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Issuance of a Creation Unit
Once a Fund has accepted a creation order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the AP that placed the order.
Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. Except as provided in Appendix B, the delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.
In certain cases, APs will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the Fund’s account at the applicable sub-custodian(s), the Distributor and PGI shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 115% of the market value, as adjusted from time to time by, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern Time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the AP effectuating such transaction will be liable to the Fund for any losses resulting therefrom.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 115% (as adjusted by PGI) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern Time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to- market payment is not made within one Business Day following notification to the purchaser and/or AP that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the AP effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

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Transaction Fees
To compensate for costs incurred in connection with creation and redemption transactions, investors will be required to pay a Transaction Fee as follows:

ETF	Standard Creation Transaction Fee *	Maximum Variable Charge for Cash Creation **	Standard Redemption Transaction Fee *	Maximum Variable Charge for Cash Redemptions **
Principal Active Global Dividend Income	$500	3.00%	$500	2.00%
Principal Active Income	$500	3.00%	$500	2.00%
Principal Contrarian Value Index	$750	3.00%	$750	2.00%
Principal Healthcare Innovators Index	$600	3.00%	$600	2.00%
Principal International Multi-Factor Core Index	$4,000	3.00%	$4,000	2.00%
Principal Investment Grade Corporate Active	$750	3.00%	$750	2.00%
Principal Millennials Index	$1,000	3.00%	$1,000	2.00%
Principal Price Setters Index	$500	3.00%	$500	2.00%
Principal Shareholder Yield Index	$500	3.00%	$500	2.00%
Principal Spectrum Preferred Securities Active	$250	3.00%	$250	2.00%
Principal Sustainable Momentum Index	$400	3.00%	$400	2.00%
Principal Ultra-Short Active Income	$250	3.00%	$250	2.00%
Principal U.S. Large-Cap Multi-Factor Core Index	$350	3.00%	$350	2.00%
Principal U.S. Mega-Cap Multi-Factor Index	$200	3.00%	$200	2.00%
Principal U.S. Small-Cap Multi-Factor Index	$1,500	3.00%	$1,500	2.00%
Principal U.S. Small-MidCap Multi-Factor Core Index	$1,200	3.00%	$1,200	2.00%
*    Applicable to in-kind purchases only.
**    As a percentage of the cash amount invested.
The Standard Transaction Fee applies to in-kind purchases of the Funds effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). As shown in the table above, certain Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to 3% in addition to the standard Transaction Fee. With cash received from the variable charge, PGI will purchase the necessary securities for a Fund’s portfolio and return any unused portion thereof to the investor.
PGI may adjust the Transaction Fee from time to time. The Standard Creation/Redemption Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings increases. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an AP to effect a transaction in Creation Units may be charged an additional fee for such services.
Cash Purchase Method
When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.
Redeeming Creation Units
Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit. Short positions and other instruments that cannot be transferred in kind will be represented by cash in the Cash Redemption Amount and not in the In-Kind Redemption Basket.
The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

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PGI, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), a list of the names and the required number of shares of each security in the In-Kind Redemption Basket to be included in the current redemption proceeds for the Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to correction). If applicable, PGI, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for a Fund may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by PGI.
From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Cash in lieu
Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. A Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu when, for example, the AP or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket or an underlying investor would be subject to unfavorable tax treatment if the investor received redemption proceeds consisting of certain non-U.S. securities. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.” PGI may charge a higher transaction fee on the cash amount contributed in lieu of securities, which is intended in part to cover all or a portion of any difference between the market value of the securities and the cash in lieu amount.
Placement of Redemption Orders
Redemptions must be placed to the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an AP must submit an irrevocable redemption order to the Distributor in accordance with the procedures set forth in the Participant Agreement.
An AP submitting a redemption order is deemed to represent to the Fund that it is in compliance with all applicable representations set forth in the Participant Agreement. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the AP, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.
In certain cases, APs will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
For select International Funds, next day (also known as T-1 or T minus one) international market orders are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit.

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Placement of Redemption Orders Using Clearing Process
Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Transfer Agent transmits on behalf of the AP such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the AP agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Transfer Agent. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process
Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern Time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Transfer Agent will notify PGI and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming AP, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).
The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by an AP with the ability to transact through the Federal Reserve System, as applicable, not later than Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut- Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern Time, the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described above).

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Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket
Once a Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee will be effected through DTC. The AP, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
In certain cases, APs will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Cash Redemption Method
When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees.
Settlement of Foreign Securities and Regular Foreign Holidays
Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus two Business Days (i.e., days on which the national securities exchange is open) ("T+2"). A Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex- dividend dates or under certain other circumstances. Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, the Settlement Date may be up to 14 calendar days after the Transmittal Date in certain circumstances.
The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.
Because a Fund’s portfolio securities may trade on days that the Fund’s Exchange is closed or on days that are not Business Days for the Fund, APs may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The Trust offers, issues and sells Shares of the Funds to investors only in Creation Units through the Distributor on a continuous basis at the NAV next determined after an order in proper form is received. The NAV of each Fund is expected to be determined as of 4:00 p.m. ET on each “Business Day,” which is defined to include any day that the Trust is open for business as required by Section 22(e) of the 1940 Act. The Trust will sell and redeem Creation Units of the Funds only on a Business Day.
The price of Shares trading on the Exchange will be based on a current bid-offer market. No secondary sales will be made to Brokers at a concession by the Distributor or by the Funds. Purchases and sales of Shares on the Exchange, which will not involve the Funds, will be subject to customary brokerage commissions and charges.

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CALCULATION OF NAV
Each Fund’s NAV is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the Exchange (normally 4:00 p.m. Eastern Time). The NAV of Fund shares is not determined in days the NYSE is closed (generally, New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/Presidents’ Day; Good Friday; Memorial Day; Independence Day’ Labor Day; Thanksgiving Day; and Christmas). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
A Fund’s NAV will be the value of a single Share. The NAV of Shares of a Fund will be computed by adding the value of the Fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of Shares outstanding.
The Board has delegated day-to-day valuation oversight responsibilities to PGI. PGI has established a Valuation Committee (“Valuation Committee”) to fulfill these oversight responsibilities.
Generally, each Fund will value its portfolio securities and assets as follows:
In computing the Fund’s NAV, the Fund’s fixed income securities (including defaulted debt and restricted securities (collectively, “OTC-Traded Securities”) will be valued based on price quotations obtained from a third-party pricing service or from a broker-dealer who makes markets in such securities. Any such third-party pricing service may use a variety of methodologies to value some or all such securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the Fund may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. The Fund’s OTC-Traded Securities will generally be valued at bid prices.
Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third-party pricing service are not readily available will be valued at amortized cost, which approximates current value.
Exchange traded equity securities, including ETFs, Depositary Receipts (including unsponsored ADRs), exchange-traded REITs, exchange-traded preferred stock, exchange-traded convertible bonds, and cleared swaps will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.
Investment company securities (other than ETFs), including money market funds, closed end investment companies, unit investment trusts and open-end investment companies will be valued at NAV.
Exchange-traded futures contracts will be valued at the settlement or closing price determined by the applicable exchange.
Exchange-traded option contracts, including options on futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their most recent bid price.
OTC-traded derivative instruments, including options, swaps, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service. The Fund’s OTC-traded derivative instruments will generally be valued at bid prices. Certain OTC-traded derivative instruments, such as interest rate swaps and credit default swaps, will be valued at the mean price.
Prices described above will be obtained from pricing services that have been approved by the Board. A number of independent third party pricing services are available and the Funds may use more than one of these services. The Funds may also discontinue the use of any pricing service at any time. PGI will engage in oversight activities with respect to each Fund’s pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of the Fund’s NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.
Foreign securities and instruments will be valued in their local currency following the methodologies described above. Typically, foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (“NYSE”), which will use a proprietary model to determine the exchange rate.

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Forward foreign currency exchange contracts will be valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period. Such interpolated rates are derived from foreign currency exchange rate quotations reported by an independent third-party pricing service.
Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Valuation Committee, are deemed unreliable will be fair valued in good faith by the Valuation Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Valuation Committee, a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Valuation Committee in accordance with applicable fair value pricing policies.
In fair valuing a security, the Valuation Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.
TAX CONSIDERATIONS
Taxation of the Funds
It is a policy of each Fund to make distributions of substantially all of its respective investment income and any net realized capital gains. Each Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.
Each Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. To avoid taxes and interest that must be paid by the Fund if these instruments appreciate in value, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognizes additional taxable income, which in turn must be distributed.
Each Fund is required in certain cases to withhold and remit to the U.S. Treasury 24% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Taxation of Shareholders
A shareholder recognizes gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder a) incurs a sales charge in acquiring shares of a Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of a Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in its particular circumstances.

61

Qualification as a Regulated Investment Company
Each Fund intends to qualify annually to be treated as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended, (the IRC). To qualify as a RIC, a Fund must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC.
International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. A Fund may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund that will reduce its investment company taxable income.
Under the Foreign Account Tax Compliance Act (FATCA), a Fund may be required to withhold a 30% tax on (a) dividends paid by the Fund and (b) certain capital gain distributions and/or the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, a Fund must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of each Fund are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web-sites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, will be publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Funds.
Certain Entities may receive information regarding the creation unit portfolio not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units.  For this purpose, “Entities” are generally limited to NSCC members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, market makers, and other institutional market participants and entities that provide information or transactional services.
Access to information concerning the Funds' portfolio holdings may be permitted at other times to personnel of third party service providers, including the Funds' custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Funds.

62

In addition to the permitted disclosures described above, shareholders can also obtain each Fund's Statement of Additional Information (“SAI”), Shareholder Reports, and its Form N-CSR and Form N-SAR, filed twice a year. Each Fund’s SAI and Shareholder Reports are available free upon request from the Fund, and those documents and the Form N-CSR and Form N-SAR may be viewed on-screen or downloaded from the SEC web site at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or the Fund's Sub-Advisor, if applicable. PGI and the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2019, will be available, without charge, upon request, by calling 1-800-787-1621 or on the SEC website at www.sec.gov.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
FINANCIAL STATEMENTS
The financial statements of the Fund at June 30, 2019, are incorporated herein by reference to the Fund’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), is the independent registered public accounting firm for the Trust.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Control Persons
Although the Fund does not have information concerning its beneficial ownership held in the names of DTC participants, as of September 30, 2019, the names, addresses and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of the Fund were as follows:

ETF	Percent of Ownership	Name of Owner	Address of Owner
Principal Active Global Dividend Income	99.04%	Bank of New York Mellon	225 Liberty Street
			New York, NY 10286

Principal Active Income	87.04%	Bank of New York Mellon	225 Liberty Street
			New York, NY 10286

Principal Contrarian Value Index	60.63%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Contrarian Value Index	14.58%	Goldman Sachs & Co. LLC	200 West St, 29th Floor
			New York, NY 10282

Principal Contrarian Value Index	6.36%	Bank of America	100 North Tryon Street
			Charlotte, NC 28255

Principal Contrarian Value Index	5.29%	Pershing LLC	One Pershing Plaza
			Jersey City, NJ 07399

63

ETF	Percent of Ownership	Name of Owner	Address of Owner
Principal Healthcare Innovators Index	87.50%	State Street Bank and Trust Company	John Hancock Tower
			200 Clarendon St
			Boston, MA 02116

Principal International Multi-Factor Core Index	85.27%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal International Multi-Factor Core Index	12.07%	J.P. Morgan Securities LLC/JPMC	383 Madison Avenue
			New York, NY 10179

Principal Investment Grade Corporate Active	98.91%	Bank of New York Mellon	225 Liberty Street
			New York, NY 10286

Principal Millennials Index	49.42%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Millennials Index	16.27%	JP Morgan Chase Bank, National Association	1111 Polaris Parkway
			Columbus, OH 43240

Principal Millennials Index	8.28%	J.P. Morgan Securities LLC/JPMC	383 Madison Avenue
			New York, NY 10179

Principal Millennials Index	6.01%	Charles Schwab	211 Main Street
			San Francisco, CA 94105

Principal Price Setters Index	30.87%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Price Setters Index	28.05%	TD Ameritrade	200 S 108th Ave
			Omaha, NE 68154

Principal Price Setters Index	18.85%	Pershing LLC	One Pershing Plaza
			Jersey City, NJ 07399

Principal Price Setters Index	13.62%	Bank of America	100 North Tryon Street
			Charlotte, NC 28255

Principal Shareholder Yield Index	53.62%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Shareholder Yield Index	35.80%	Pershing LLC	One Pershing Plaza
			Jersey City, NJ 07399

64

ETF	Percent of Ownership	Name of Owner	Address of Owner
Principal Spectrum Preferred Securities Index	28.59%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Spectrum Preferred Securities Index	16.44%	Merrill Lynch, Pierce, Fenner & Smith	One Bryant Park
		Incorporated	New York, NY 10036

Principal Spectrum Preferred Securities Index	14.68%	Raymond James & Associates, Inc.	880 Carillon Parkway
			St. Petersburg, FL 33716

Principal Spectrum Preferred Securities Index	9.10%	RBC Capital Markets, LLC	200 Vesey St, 9th Floor
			New York, NY 10281

Principal Spectrum Preferred Securities Index	8.63%	Pershing LLC	One Pershing Plaza
			Jersey City, NJ 07399

Principal Spectrum Preferred Securities Index	6.08%	Stifel, Nicolaus & Company, Incorporated	One Financial Plaza
			501 North Broadway
			St. Louis, MO 63102
Principal Spectrum Preferred Securities Index	5.20%	LPL Financial Corporation	758 State Street, 22nd Fl
			Boston, MA 02109

Principal Sustainable Momentum Index	61.11%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Sustainable Momentum Index	11.29%	Goldman Sachs & Co. LLC	200 West St, 29th Floor
			New York, NY 10282

Principal Sustainable Momentum Index	9.10%	Bank of America	100 North Tryon Street
			Charlotte, NC 28255

Principal Sustainable Momentum Index	7.59%	Bank of New York Mellon	225 Liberty Street
			New York, NY 10286

Principal Ultra-Short Active Income	80.04%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal Ultra-Short Active Income	16.12%	Charles Schwab	211 Main Street
			San Francisco, CA 94105

Principal U.S. Large-Cap Multi-Factor Core Index	80.29%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

65

ETF	Percent of Ownership	Name of Owner	Address of Owner
Principal U.S. Large-Cap Multi-Factor Core Index	18.93%	Bank of America	100 North Tryon Street
			Charlotte, NC 28255

Principal U.S. Mega-Cap Multi-Factor Index	91.55%	Bank of New York Mellon	225 Liberty Street
			New York, NY 10286

Principal U.S. Mega-Cap Multi-Factor Index	5.38%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003

Principal U.S. Small-Cap Multi-Factor Index	96.26%	Bank of New York Mellon	225 Liberty Street
			New York, NY 10286

Principal U.S. Small-MidCap Multi-Factor Core Index	99.57%	National Financial Services, LLC	200 Liberty St.
			One World Financial Center
			New York, NY 10281-1003
The By-laws of the Trust sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Trust state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of the capital stock of the Trust, or when the meeting relates to a certain series of the Trust, that series, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to the Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").
Management Ownership
As of September 30, 2019, the Officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of any of the Funds.
PORTFOLIO MANAGER DISCLOSURE
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For information about potential material conflicts of interest, see Investment Advisory & Other Services - Brokerage on Purchases and Sales of Securities - Conflicts of Interest and Allocation of Trades.
This section lists information about PGI’s portfolio managers first. Next, the section includes information about the sub-advisor's portfolio managers, which is provided by the sub-advisor.
Information in this section is as of June 30, 2019, unless otherwise noted.
Effective December 31, 2019, delete references to Charles D. Averill.

66

Advisor: Principal Global Investors, LLC

67

	Other Accounts Managed
Portfolio Manager and ETFs	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
John R. Friedl: Principal Investment Grade Corporate Active ETF and Principal Ultra-Short Active Income ETF
Registered investment companies	25	$10.2 billion	0	$0
Other pooled investment vehicles	4	$1.0 billion	0	$0
Other accounts	4	$70.0 million	0	$0

Paul S. Kim: Principal Active Global Dividend Income, Principal Active Income, Principal Contrarian Value Index, Principal Healthcare Innovators Index, Principal International Multi-Factor Core Index, Principal Investment Grade Corporate Active, Principal Millennials Index, Principal Price Setters Index, Principal Shareholder Yield Index, Principal Spectrum Preferred Securities Active, Principal Sustainable Momentum Index, Principal Ultra-Short Active Income ETF, Principal U.S. Large-Cap Multi-Factor Core Index, Principal U.S. Mega-Cap Multi-Factor Index, Principal U.S. Small-Cap Multi-Factor Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Mark R. Nebelung: Principal Contrarian Value Index, Principal Healthcare Innovators Index, Principal International Multi-Factor Core Index, Principal Millennials Index, Principal Price Setters Index, Principal Shareholder Yield Index, Principal Sustainable Momentum Index, Principal U.S. Large-Cap Multi-Factor Core Index, Principal U.S. Mega-Cap Multi-Factor Index, Principal U.S. Small-Cap Multi-Factor Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs

Registered investment companies	20	$2.8 billion	0	$0
Other pooled investment vehicles	7	$1.3 billion	0	$0
Other accounts	6	$112.4 million	0	$0

Scott J. Peterson: Principal Ultra-Short Active Income ETF
Registered investment companies	25	$10.2 billion	0	$0
Other pooled investment vehicles	4	$1.0 billion	0	$0
Other accounts	4	$70.0 million	0	$0

Jeffrey A. Schwarte: Principal Contrarian Value Index, Principal Healthcare Innovators Index, Principal International Multi-Factor Core Index, Principal Millennials Index, Principal Price Setters Index, Principal Shareholder Yield Index, Principal Sustainable Momentum Index, Principal U.S. Large-Cap Multi-Factor Core Index, Principal U.S. Mega-Cap Multi-Factor Index, Principal U.S. Small-Cap Multi-Factor Index, and Principal U.S. Small-MidCap Multi-Factor Core Index ETFs

Registered investment companies	26	$15.2 billion	0	$0
Other pooled investment vehicles	10	$38.6 billion	0	$0
Other accounts	6	$106.0 million	0	$0

	Other Accounts Managed
Portfolio Manager and ETFs	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniela Spassova: Principal Active Global Dividend Income, Principal Active Income, Principal Investment Grade Corporate Active, Principal Spectrum Preferred Securities Active ETF, and Principal Ultra-Short Active Income ETFs

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Timothy R. Warrick: Principal Investment Grade Corporate Active ETF
Registered investment companies	25	$2.3 billion	3	$546.0 million
Other pooled investment vehicles	30	$3.7 billion	0	$0
Other accounts	62	$7.2 billion	8	$697.2 million
Compensation
PGI offers a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for the Exchange-Traded Fund investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is aligned with pre-tax investment performance (1, 3 and 5 year), such performance as compared to relevant benchmarks, and other specific goals of Principal Global Investors and Principal Financial Group (“PFG”). Team results and individual contributions focused on regulatory compliance, operational excellence, client retention, and client satisfaction are among the other factors contributing to the quantum of incentive compensation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. Deferred incentive compensation is delivered in PFG restricted stock units and/or co-investment. Deferred compensation payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives, alignment with PFG stakeholders and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the PFG’s retirement plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

68

Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
John R. Friedl	Principal Investment Grade Corporate Active ETF	None
John R. Friedl	Principal Ultra-Short Active Income ETF	None
Paul S. Kim	Principal Active Global Dividend Income ETF	None
Paul S. Kim	Principal Active Income ETF	None
Paul S. Kim	Principal Contrarian Value Index ETF	None
Paul S. Kim	Principal Healthcare Innovators Index ETF	None
Paul S. Kim	Principal International Multi-Factor Core Index ETF	None
Paul S. Kim	Principal Investment Grade Corporate Active ETF	None
Paul S. Kim	Principal Millennials Index ETF	None
Paul S. Kim	Principal Price Setters Index ETF	None
Paul S. Kim	Principal Shareholder Yield Index ETF	None
Paul S. Kim	Principal Spectrum Preferred Securities Active ETF	None
Paul S. Kim	Principal Sustainable Momentum Index ETF	None
Paul S. Kim	Principal Ultra-Short Active Income ETF	None
Paul S. Kim	Principal U.S. Large-Cap Multi-Factor Core Index ETF	None
Paul S. Kim	Principal U.S. Mega-Cap Multi-Factor Index ETF	None
Paul S. Kim	Principal U.S. Small-Cap Multi-Factor Index ETF	None
Paul S. Kim	Principal U.S. Small-MidCap Multi-Factor Core Index ETF	None
Mark R. Nebelung	Principal Contrarian Value Index ETF	None
Mark R. Nebelung	Principal Healthcare Innovators Index ETF	$10,001 - $50,000
Mark R. Nebelung	Principal International Multi-Factor Core Index ETF	None
Mark R. Nebelung	Principal Millennials Index ETF	$100,001 - $500,000
Mark R. Nebelung	Principal Price Setters Index ETF	$10,001 - $50,000
Mark R. Nebelung	Principal Shareholder Yield Index ETF	$10,001 - $50,000
Mark R. Nebelung	Principal Sustainable Momentum Index ETF	None
Mark R. Nebelung	Principal U.S. Large-Cap Multi-Factor Core Index ETF	None
Mark R. Nebelung	Principal U.S. Mega-Cap Multi-Factor Index ETF	None
Mark R. Nebelung	Principal U.S. Small-Cap Multi-Factor Index ETF	$50,001 - $100,000
Mark R. Nebelung	Principal U.S. Small-MidCap Multi-Factor Core Index ETF	None
Scott J. Peterson	Principal Ultra-Short Active Income ETF	None
Jeffrey A. Schwarte	Principal Contrarian Value Index ETF	$1 - $10,000
Jeffrey A. Schwarte	Principal Healthcare Innovators Index ETF	$50,001 - $100,000
Jeffrey A. Schwarte	Principal International Multi-Factor Core Index ETF	None
Jeffrey A. Schwarte	Principal Millennials Index ETF	$100,001 - $500,000
Jeffrey A. Schwarte	Principal Price Setters Index ETF	$100,001 - $500,000
Jeffrey A. Schwarte	Principal Shareholder Yield Index ETF	$100,001 - $500,000
Jeffrey A. Schwarte	Principal Sustainable Momentum Index ETF	$10,001 - $50,000
Jeffrey A. Schwarte	Principal U.S. Large-Cap Multi-Factor Core Index ETF	None
Jeffrey A. Schwarte	Principal U.S. Mega-Cap Multi-Factor Index ETF	$100,001 - $500,000
Jeffrey A. Schwarte	Principal U.S. Small-Cap Multi-Factor Index ETF	$100,001 - $500,000
Jeffrey A. Schwarte	Principal U.S. Small-MidCap Multi-Factor Core Index ETF	None
Daniela Spassova	Principal Active Global Dividend Income ETF	None
Daniela Spassova	Principal Active Income ETF	None
Daniela Spassova	Principal Investment Grade Corporate Active ETF	None
Daniela Spassova	Principal Spectrum Preferred Securities Active ETF	None
Daniela Spassova	Principal Ultra-Short Active Income ETF	None
Timothy R. Warrick	Principal Investment Grade Corporate Active ETF	None

69

Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: Principal Active Global Dividend Income ETF
Registered investment companies	8	$13.1 billion	0	$0
Other pooled investment vehicles	1	$77.6 million	0	$0
Other accounts	47	$3.4 billion	0	$0

Cliff Remily: Principal Active Global Dividend Income ETF
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$22.6 million	0	$0
Compensation
PGI offers a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for all team members is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component for investment professionals is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Fund performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into funds managed by the team, via a co-investment program; thus, aligning the interests of investment professionals with client objectives. Co-investment is subject to a three year cliff vesting schedule which meets our objective of increased employee retention.
In addition to base salary and variable incentive, portfolio managers and senior professionals participate in the Principal Financial Group Long-term Incentive Plan (“Plan”). Awards from this Plan are based on individual performance and are delivered in the form of three-year cliff vest Principal Financial Group (“PFG”) RSUs or a combination of three-year cliff vest PFG RSUs and three-year ratable vest PFG stock options; therefore, aligning the interests of team members with PFG stakeholders.
Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	Principal Active Global Dividend Income ETF	$10,001 - $50,000
Cliff Remily	Principal Active Global Dividend Income ETF	$10,001 - $50,000

70

Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Charles D. Averill: Principal Active Income ETF
Registered investment companies	9	$15.3 billion	0	$0
Other pooled investment vehicles	1	$186.6 million	0	$0
Other accounts	0	$0	0	$0

Todd A. Jablonski: Principal Active Income ETF
Registered investment companies	9	$15.3 billion	0	$0
Other pooled investment vehicles	2	$245.5 million	0	$0
Other accounts	1	$346.0 million	0	$0

Gregory L. Tornga: Principal Active Income ETF
Registered investment companies	9	$15.3 billion	0	$0
Other pooled investment vehicles	2	$245.5 million	0	$0
Other accounts	1	$346.0 million	0	$0
Compensation
PGI offers a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for all team members is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component for investment professionals is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Fund performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred incentive compensation is delivered in PFG restricted stock units and co-investment, subject to a three year vesting schedule.  The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives, alignment with PFG stakeholders and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the PFG’s retirement plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Charles D. Averill	Principal Active Income ETF	$10,001 - $50,000
Todd A. Jablonski	Principal Active Income ETF	$1 - $10,000
Gregory L. Tornga	Principal Active Income ETF	$10,001 - $50,000

71

Sub-Advisor: Spectrum Asset Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Roberto Giangregorio: Principal Spectrum Preferred Securities Active ETF
Registered investment companies	6	$9.6 billion	0	$0
Other pooled investment vehicles	12	$4.6 billion	1	$10.6 million
Other accounts	48	$6.6 billion	0	$0

L. Phillip Jacoby, IV: Principal Spectrum Preferred Securities Active ETF
Registered investment companies	6	$9.6 billion	0	$0
Other pooled investment vehicles	12	$4.6 billion	1	$10.6 million
Other accounts	48	$6.6 billion	0	$0

Manu Krishnan: Principal Spectrum Preferred Securities Active ETF
Registered investment companies	6	$9.6 billion	0	$0
Other pooled investment vehicles	12	$4.6 billion	1	$10.6 million
Other accounts	48	$6.6 billion	0	$0

Mark A. Lieb: Principal Spectrum Preferred Securities Active ETF
Registered investment companies	6	$9.6 billion	0	$0
Other pooled investment vehicles	12	$4.6 billion	1	$10.6 million
Other accounts	48	$6.6 billion	0	$0
Compensation
Spectrum Asset Management offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is aligned with performance and goals of the firm. Salaries are established based on a benchmark of salary levels of relevant asset management firms, taking into account each portfolio manager’s position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Spectrum attempts to award all compensation in a manner that promotes sound risk management principles. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.

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The variable incentive is in the form of a discretionary bonus and may represent a significant proportion of an individual’s total annual compensation. Discretionary bonuses are determined quarterly and are based on a methodology used by senior management that takes into consideration several factors, including but not necessarily limited to those listed below:

•
Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets (“AUM”), although they are indirectly compensated as a result of an increase in AUM)

•Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually.
•Contribution to client servicing
•Compliance with firm and/or regulatory policies and procedures
•Work ethic
•Seniority and length of service
•Contribution to overall functioning of organization

Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Roberto Giangregorio	Principal Spectrum Preferred Securities Active ETF	None
L. Phillip Jacoby, IV	Principal Spectrum Preferred Securities Active ETF	None
Manu Krishnan	Principal Spectrum Preferred Securities Active ETF	None
Mark A. Lieb	Principal Spectrum Preferred Securities Active ETF	$100,001- $500,000

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APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default or impairment. 1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.

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MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation;

•
Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:	Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the

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obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.

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APPENDIX B – FOREIGN MARKET HOLIDAYS
The foreign market holidays applicable to the Funds:

2019
AUSTRALIA
January 1	April 22	August 5	December 25
January 28	April 25	October 7
April 19	May 6	November 5

AUSTRIA
January 1	May 1	December 24	December 26
April 19	June 10	December 25	December 31
April 22

BELGIUM
January 1	May 30	August 15	December 25
April 22	June 10	November 1
May 1	July 21	November 11

BRAZIL
January 1	April 19	September 7	December 25
March 4	May 1	October 12
March 5	June 20	November 2
March 6	July 9	November 15

CANADA
January 1	April 19	July 1	November 11
February 11	April 22	August 5	December 25
February 18	May 20	September 2	December 26

CHILE
January 1	May 21	September 18	November 1
April 19	July 1	September 19	December 8
April 20	July 16	October 14	December 25
May 1	August 15

CHINA
January 1	February 9	June 7	October 2
February 4	February 10	September 13	October 3
February 5	April 5	September 30	October 4
February 6	May 1	October 1	October 7
February 7

DENMARK
January 1	April 22	June 5	December 25
April 18	May 17	June 10	December 26
April 19	May 30	December 24	December 31

FINLAND
January 1	April 22	December 6	December 26
January 6	May 1	December 24
April 19	May 30	December 25

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FRANCE
January 1	May 8	July 14	November 11
April 22	May 30	August 15	November 25
May 1	June 10	November 1	November 26

GERMANY
January 1	May 1	June 10	December 25
April 9	May 30	October 3	December 26
April 22

GREECE
January 1	March 25	May 1	October 28
January 6	April 26	June 17	December 25
March 11	April 29	August 15	December 26

HONG KONG
January 1	April 5	May 13	October 1
February 4	April 19	June 7	October 7
February 5	April 20	July 1	December 25
February 6	April 22	September 14	December 26
February 7	May 1

HUNGARY
January 1	May 1	August 19	November 1
March 15	June 9	August 20	December 25
April 19	June 10	October 23	December 26
April 22

IRELAND
January 1	April 22	August 5	December 26
March 18	May 6	October 28	December 27
April 19	June 3	December 25

ISRAEL
March 21	May 9	September 30	October 14
April 21	June 10	October 1	October 22
April 27	August 11	October 9

ITALY
January 1	April 22	June 2	December 8
January 6	April 25	August 15	December 25
April 19	May 1	November 1	December 26

JAPAN
January 1	March 21	July 15	October 14
January 2	April 19	August 2	November 4
January 3	May 3	September 16	November 25
January 14	May 4	September 23	December 23
February 11	May 6

LUXEMBOURG
January 1	May 1	June 23	December 25
April 19	May 30	August 15	December 26
April 22	June 10	November 1

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MALAYSIA
January 1	March 1	June 5	September 9
January 21	March 19	June 6	September 16
February 1	March 22	August 12	November 10
February 5	May 1	August 31	December 25
February 6	May 19	September 1

NETHERLANDS
January 1	April 27	May 30	December 25
April 19	May 4	June 10	December 26
April 22	May 5

NEW ZEALAND
January 1	April 19	June 3	December 26
January 2	April 22	October 28
February 6	April 25	December 25

NORWAY
January 1	April 22	May 30	December 25
April 18	May 1	June 10	December 26
April 19	May 17	December 24

POLAND
January 1	May 1	August 15	December 25
January 6	May 3	November 1	December 26
April 22	June 20	November 11

PORTUGAL
January 1	May 1	August 15	December 1
April 19	June 10	October 5	December 8
April 25	June 20	November 1	December 25

SINGAPORE
January 1	April 19	June 5	October 27
February 5	May 1	August 9	December 25
February 6	May 19	August 12

SOUTH AFRICA
January 1	April 22	June 17	December 16
March 21	April 27	August 9	December 25
April 19	May 1	September 24	December 26

SPAIN
January 1	April 22	September 11	December 6
January 6	May 1	October 12	December 8
April 18	July 25	November 1	December 25
April 19	August 15

SWEDEN
January 1	May 1	June 22	December 25
January 6	May 30	November 2	December 26
April 19	June 6	December 24	December 31
April 22	June 21

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SWITZERLAND
January 1	April 22	June 10	December 25
January 2	May 30	August 1	December 26
April 19

TURKEY
January 1	May 19	August 13	August 30
April 23	June 5	August 14	October 29
May 1	August 12	August 15

UNITED ARAB EMIRATES
January 1	August 11	August 14	November 30
April 3	August 12	September 1	December 2
June 5	August 13	November 10	December 3
June 6

UNITED KINGDOM
January 1	May 6	August 5	December 25
April 19	May 27	August 6	December 26
April 22

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SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR PERIOD JANUARY 1, 2019 THROUGH JANUARY 2, 2020
	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Australia	4/18/2019	4/26/2019	8
	12/19/2019	12/27/2019	8
	12/20/2019	12/30/2019	10
	12/23/2019	1/2/2020	10

Brazil	2/27/2019	3/7/2019	8
	2/28/2019	3/8/2019	8
	3/1/2019	3/11/2019	10

China	1/30/2019	2/11/2019	12
	1/31/2019	2/12/2019	12
	2/1/2019	2/11/2019	10
	2/1/2019	2/13/2019	12

Finland	12/23/2019	12/31/2019	8

Hong Kong	1/31/2019	2/8/2019	8
	2/1/2019	2/11/2019	10

Israel	10/7/2019	10/15/2019	8

Japan	2/1/2019	2/11/2019	10
	12/26/2018	1/4/2019	9
	12/27/2018	1/7/2019	11
	12/28/2018	1/8/2019	11

Malaysia	1/29/2019	2/7/2019	9
	1/30/2019	2/8/2019	9
	1/31/2019	2/11/2019	11
	5/30/2019	6/7/2019	8
	5/31/2019	6/10/2019	10
	6/3/2019	6/11/2019	8

New Zealand	4/18/2019	4/26/2019	8
	12/19/2019	12/27/2019	8
	12/20/2019	12/30/2019	10
	12/21/2019	1/1/2020	10

Norway	4/15/2019	4/23/2019	8
	4/16/2019	4/24/2019	8
	12/19/2019	12/27/2019	8
	12/20/2019	12/30/2019	10
	12/23/2019	1/2/2020	11

South Africa	12/19/2019	12/27/2019	8
	12/20/2019	12/30/2019	10
	12/23/2019	1/2/2020	10

Turkey	5/31/2019	6/10/2019	10
	6/3/2019	6/11/2019	8

United Arab Emirates	8/7/2019	8/15/2019	8
	8/8/2019	8/18/2019	10

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APPENDIX C – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The Fund's proxy voting policy is first, followed by PGI’s proxy voting policy, and followed by the Sub-Advisor's.

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Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)

(March 9, 2015)
Revised June 11, 2019

It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1.
Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and

2.	Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1.	Identification of the issuer of the security;

2.	Exchange ticker symbol of the security;

3.	CUSIP number of the security;

4.	The date of the shareholder meeting;

5.	A brief description of the subject of the vote;

6.	Whether the proposal was put forward by the issuer or a shareholder;

7.	Whether and how the vote was cast; and

8.	Whether the vote was cast for or against management of the issuer.

Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring

Background
Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.
Policy
The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients. The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.
In addition, as a fiduciary, the Advisers also monitor certain Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.
Proxy Voting Procedures
The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.
The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
Institutional Shareholder Services
Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.
The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.(1) The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Team.
Voting Against ISS Recommendations
On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.
If the Portfolio Manager’s judgment differs from that of ISS, a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:

1.	The requesting PM Team’s reasons for the decision;
2.The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and review and approval by the Compliance Department
(In certain cases, Portfolio Managers may not be allowed to vote against ISS recommendations due to a perceived conflict of interest. For example, Portfolio Managers will vote with ISS recommendations in circumstances where PGI is an adviser to the PGI CITs invest in Principal mutual funds.)
Conflicts of Interest
The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers maintain records of the resolution of any proxy voting conflict of interest.
Proxy Voting Instructions and New Accounts
Institutional Accounts
As part of the new account opening process for discretionary institutional Clients that require the Adviser to vote proxies, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and provide it to ISS, with a copy to the Advisers’ Investment Accounting Department. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.
The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.
SMA - Wrap Accounts
The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS.

Fixed Income and Private Investments
Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Clients may provide specific vote instructions for their own ballots. Upon request, the Advisers may be able to accommodate individual Clients that have developed their own guidelines. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Team.
Securities Lending
At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.
Abstaining from Voting Certain Proxies
The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

•	Restrictions for share blocking countries;(2)

•	Casting a vote on a foreign security may require that the adviser engage a translator;

•	Restrictions on foreigners’ ability to exercise votes;

•	Requirements to vote proxies in person;

•	Requirements to provide local agents with power of attorney to facilitate the voting instructions;

•	Untimely notice of shareholder meeting;

•	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.
Proxy Solicitation
Employees should inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.
Handling of Information Requests Regarding Proxies
Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).
External Managers
Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.
Proxy Voting Errors
In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Team, with the assistance of the CCO or (or designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.
Recordkeeping
The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes:

•
Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team. All written requests must be retained in the Client’s permanent file.

•
The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•
The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.
Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.
Proxy voting records:

•	The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers maintain documentation to support the decision to vote against the ISS recommendation.

•
The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.

Procedures for Class Actions
In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.
The process of filing class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.
The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.
Disclosure
The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.
Responsibility
Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO (or designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures. In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes - particularly those diverging from the judgment of ISS - were voted in a manner consistent with the Advisers’ fiduciary duties.

Revised 9/2013 ♦ Supersedes 12/2012

Footnotes

1 *The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.
2 *In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

SPECTRUM ASSET MANAGEMENT, INC.

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).  While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

•	That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.

•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

•	That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.

•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).

•	That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.	Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B.	Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against RiskMetrics Recommendation(s), Exhibit A hereto, shall be completed in each such instance.

Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the following three categories.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.

Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:

•
Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•
Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•
Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•
Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.

•
Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1.
Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.
Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I:  Routine Administrative Items

Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature.  We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.  Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors

2.	increasing the authorized number of common shares

3.	election of unopposed directors

CATEGORY II:  Special Interest Issues

Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  Issues Having the Potential for Significant Economic Impact

Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.
Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.
Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.

3.
Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.

4.
Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

5.
Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

6.
Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

7.
Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against RiskMetrics Recommendation(s)

This form should be completed in instances in which SAMI Portfolio Manager(s) decide to vote against RiskMetrics recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of RiskMetrics recommendation (see attached full RiskMetrics recommendation:

4. Reasons for voting against RiskMetrics recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No

Name of individual contacted:
Date:

7. Contacted other SAMI portfolio managers who have position in same security:

Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

PRINCIPAL EXCHANGE-TRADED FUNDS
PART C. OTHER INFORMATION
Item 28. Exhibits.

(a)	(i)	Certificate of Trust -- Filed as Exhibit 99.(a)(i) on 02/06/2015 (Accession No. 0001572661-15-000008)
	(ii)	Agreement and Declaration of Trust Instrument -- Filed as Exhibit 99.(a)(ii) on 02/06/2015 (Accession No. 0001572661-15-000008)
(b)	By-laws effective 06/11/2019 -- Filed as Exhibit 99.(b) on 07/03/2019 (Accession No. 0001572661-19-000155)
(c)	Agreement and Declaration of Trust; Articles II, VII and IX, and By-Laws; Articles 2, 3, 9 and 10 -- Filed as Exhibit 99.(a)(ii) on 02/06/2015 (Accession No. 0001572661-15-000008)
(d)	Investment Advisory Agreement
	(i)	a.	Amended and Restated Management Agreement with Principal Global Investors, LLC dated 03/12/2019 -- Filed as Exhibit 99.(d)(i)a on 08/29/2019 (Accession No. 0001572661-19-000194)
		b.	Amended and Restated Management Agreement with Principal Global Investors, LLC dated 04/24/2019 -- Filed as Exhibit 99.(d)(i)b on 08/29/2019 (Accession No. 0001572661-19-000194)
		c.	Amended and Restated Management Agreement with Principal Global Investors, LLC dated 07/23/2019 -- Filed as Exhibit 99.(d)(i)c on 08/29/2019 (Accession No. 0001572661-19-000194)
		d.	Amended and Restated Management Agreement with Principal Global Investors, LLC dated 11/01/2019 *
	(ii)	Amended and Restated Sub-Advisory Agreement with Spectrum Asset Management, Inc. dated 06/13/2018 -- Filed as Exhibit 99.(d)(iii) on 08/31/2018 (Accession No. 0001572661-18-000128)
(e)	(i)	a.	Distribution Agreement with ALPS Distributors, Inc. dated 04/16/2018 -- Filed as Exhibit 99.(e)(i)i on 08/31/2018 (Accession No. 0001572661-18-000128)
		b.	Distribution Agreement Amendment No. 1 with ALPS Distributors, Inc. dated 04/18/2018 -- Filed as Exhibit 99.(e)(i)j on 08/31/2018 (Accession No. 0001572661-18-000128)
		c.	Distribution Agreement Amendment No. 2 with ALPS Distributors, Inc. dated 06/25/2019 -- Filed as Exhibit 99.(e)(i)(c) on 07/03/2019 (Accession No. 0001572661-19-000155)
		d.	Distribution Agreement Amendment No. 3 with ALPS Distributors, Inc. dated 06/25/2019 -- Filed as Exhibit 99.(e)(i)(d) on 07/03/2019 (Accession No. 0001572661-19-000155)
	(ii)	Form of Authorized Participant Agreement -- Filed as Exhibit 99.(e)(ii) on 04/21/2015 (Accession No. 0001572661-15-000016)
(f)	Bonus, profit sharing or pension plans -- N/A
(g)	(i)	Custodian Agreement with State Street Bank and Trust Company dated 05/21/2015 -- Filed as Exhibit 99.(g) on 10/27/2015 (Accession No. 0001572661-15-000049)
(ii)
Custodian Agreement Amendment (letter) dated 03/11/2016 (Principal Shareholder Yield Index ETF and Principal Price Setters Index ETF) -- Filed as Exhibit 99.(g)(ii) on 08/18/2016 (Accession No. 0001572661-16-000191)

(iii)
Custodian Agreement Amendment (letter) dated 08/11/2016 (Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF) -- Filed as Exhibit 99.(g)(iii) on 10/27/2016 (Accession No. 0001572661-16-000234)

	(iv)	Custodian Agreement Amendment (letter) dated 09/19/2016 (Principal U.S. Small Cap Index ETF) -- Filed as Exhibit 99.(g)(iv) on 10/27/2016 (Accession No. 0001572661-16-000234)
	(v)	Custodian Agreement Amendment (letter) dated 05/01/2017 (Principal Active Global Dividend Income ETF) -- Filed as Exhibit 99.(g)(v) on 08/29/2017 (Accession No. 0001572661-17-000205)
	(vi)	Custodian Agreement Amendment (letter) dated 06/28/2017 (Principal Spectrum Preferred Securities Active ETF) -- Filed as Exhibit 99.(g)(vi) on 08/29/2017 (Accession No. 0001572661-17-000205)
(vii)
Custodian Agreement Amendment (letter) dated 09/29/2017 (Principal Contrarian Value Index ETF, Principal Emerging Markets Multi-Factor Index ETF, Principal International Multi-Factor Index ETF, Principal Sustainable Momentum Index ETF, and Principal U.S. Mega-Cap Multi-Factor Index ETF) -- Filed as Exhibit 99.(g)(viii) on 01/19/2018 (Accession No. 0001572661-18-000005)

	(viii)	Custodian Agreement Amendment (letter) dated 04/18/2018 (Principal Investment Grade Corporate Active ETF) -- Filed as Exhibit 99.(g)(ix) on 08/31/2018 (Accession No. 0001572661-18-000128)
	(ix)	Custodian Agreement Amendment (letter) dated 04/02/2019 (Principal Ultra-Short Active Income ETF) -- Filed as Exhibit 99.(g)(ix) on 07/03/2019 (Accession No. 0001572661-19-000155)
(x)
Custodian Agreement Amendment (letter) dated July 1, 2019 (Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF) -- Filed as Exhibit 99.(g)(x) on 08/29/2019 (Accession No. 0001572661-19-000194)

(h)	(i)	a.	Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 05/21/2015 -- Filed as Exhibit 99.(h)(i) on 10/27/2015 (Accession No. 0001572661-15-000049)

b.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 03/11/2016 (Principal Shareholder Yield Index ETF and Principal Price Setters Index ETF) -- Filed as Exhibit 99.(h)(i)b on 05/08/2016 (Accession No. 0001572661-16-000132)

c.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 06/28/17 (Principal Spectrum Preferred Securities Active ETF) -- Filed as Exhibit 99.(h)(i)c on 08/29/2017 (Accession No. 0001572661-17-000205)

d.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 08/11/2016 (Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF) -- Filed as Exhibit 99.(h)(i)d on 04/13/2018 (Accession No. 0001572661-18-000056)

e.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 09/19/2016 (Principal U.S. Small Cap Index ETF) -- Filed as Exhibit 99.(h)(i)e on 04/13/2018 (Accession No. 0001572661-18-000056)

f.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 05/01/2017 (Principal Active Global Dividend Income ETF) -- Filed as Exhibit 99.(h)(i)f on 04/13/2018 (Accession No. 0001572661-18-000056)

g.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 09/29/2017 (Principal Contrarian Value Index ETF, Principal Emerging Markets Multi-Factor Index ETF, Principal International Multi-Factor Index ETF, Principal Sustainable Momentum Index ETF, and Principal U.S. Mega-Cap Multi-Factor Index ETF) -- Filed as Exhibit 99.(h)(i)g on 04/13/2018 (Accession No. 0001572661-18-000056)

h.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 04/18/2018 (Principal Investment Grade Corporate Active ETF) -- Filed as Exhibit 99.(h)(i)h on 08/31/2018 (Accession No. 0001572661-18-000128)

i.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated 04/02/2019 (Principal Ultra-Short Active Income ETF) -- Filed as Exhibit 99.(h)(i)(i) on 07/03/2019 (Accession No. 0001572661-19-000155)

j.
Letter Amendment to Transfer Agency and Service Agreement with State Street Bank and Trust Company dated July 1, 2019 (Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF) -- Filed as Exhibit 99.(h)(j) on 08/29/2019 (Accession No. 0001572661-19-000194)

	(ii)	a.	Contractual Fee Waiver Agreement dated 11/01/2018 - Filed as Exhibit 99.(h)(ii) on 01/22/2019 (Accession No. 0001572661-19-000006)
		b.	Contractual Fee Waiver Agreement dated 11/01/2019 *
(i)	Legal Opinion *
(j)	(i)	Consent of Independent Registered Public Accounting Firm *
	(ii)	Rule 485(b) Opinion *
(iii)
Powers of Attorney -- Filed as Exhibit 99(j)(ii) on 02/06/2015 (Accession No. 0001572661-15-000008), as Exhibit 99.(j)(iii) for E. A. Nickels on 10/27/2015 (Accession No. 0001572661-15-000049), as Exhibit 99.(j)(iii) for P.G. Halter on 01/19/2018 (Accession No. 0001572661-18-000005), as Exhibit 99.(j)(iii) on 08/31/2018 (Accession No. 0001572661-18-000128) for M. M. VanDeWeghe, and as Exhibit 99.(j)(iii) on 07/03/2019 (Accession No. 0001572661-19-000155) for T. M. Dunbar

(k)	Omitted Financial Statements -- N/A
(l)	(i)	Letter of Investment Intent dated 05/21/2015 (Principal EDGE Active Income ETF) -- Filed as Exhibit 99.(l) on 06/18/2015 (Accession No. 0001572661-15-000022)
(ii)
Letter of Investment Intent dated 03/21/2016 (Principal Shareholder Yield Index ETF and Principal Price Setters Index ETF) -- Filed as Exhibit 99.(l)(ii) on 05/05/2016 (Accession No. 0001572661-16-000132)

(iii)
Letter of Investment Intent dated 08/19/2016 (Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF) -- Filed as Exhibit 99.(l)(iii) on 09/19/2016 (Accession No. 0001572661-16-000207)

	(iv)	Letter of Investment Intent dated 09/21/2016 (Principal U.S. Small Cap Index ETF) -- Filed as Exhibit 99(l)(iv) on 10/27/2016 (Accession No. 0001572661-16-000234)
	(v)	Letter of Investment Intent dated 05/09/2017 (Principal Active Global Dividend ETF) -- Filed as Exhibit 99(l)(v) on 10/10/2017 (Accession No. 0001572661-17-000265)
	(vi)	Letter of Investment Intent dated 07/10/2017 (Principal Spectrum Preferred Securities Active ETF) -- Filed as Exhibit 99(l)(vi) on 10/10/2017 (Accession No. 0001572661-17-000265)
	(vii)	Letter of Investment Intent dated 10/10/2017 (Principal U.S. Mega-Cap Multi-Factor Index ETF) -- Filed as Exhibit 99(l)(viii) on 10/10/2017 (Accession No. 0001572661-17-000265)
(viii)
Letter of Investment Intent dated 10/18/2017 (Principal Contrarian Value Index ETF and Principal Sustainable Momentum Index ETF) -- Filed as Exhibit 99(l)(ix) on 10/27/2017 (Accession No. 0001572661-17-000285)

	(ix)	Letter of Investment Intent dated 11/08/2017 (Principal International Multi-Factor Index ETF) -- Filed as Exhibit 99(l)(x) on 01/19/2018 (Accession No. 0001572661-18-000005)
	(x)	Letter of Investment Intent dated 04/18/2018 (Principal Investment Grade Corporate Active ETF) -- Filed as Exhibit 99.(l)(xi) on 08/31/2018 (Accession No. 0001572661-18-000128)
	(xi)	Letter of Investment Intent dated 04/24/2019 (Principal Ultra-Short Active Income ETF) -- Filed as Exhibit 99.(l)(xi) on 07/03/2019 (Accession No. 0001572661-19-000155)
(xii)
Letter of Investment Intent dated ___________ (Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF) **

(m)	Form of Distribution Plan and Agreement Pursuant to Rule 12b-1 with respect to shares of the Registrant -- Filed as Exhibit 99(m) on 04/22/2019 (Accession No. 0001572661-19-000091)
(n)	Plan Pursuant to Rule 18f-3 under the 1940 Act -- N/A
(o)	Reserved.
(p)	(i)	Code of Ethics of Registrant dated 05/15/2019 -- Filed as Exhibit 99.(p)(i) on 07/03/2019 (Accession No. 0001572661-19-000155)
	(ii)	Code of Ethics of Principal Global Investors, LLC dated 01/01/2015 -- Filed as Exhibit 99(p)(iii) on 12/11/2015 (Accession No. 0001572661-15-000066)
	(iii)	Code of Ethics of Spectrum Asset Management, Inc. dated 01/01/2011 -- Filed as Exhibit 99(p)(iii) on 07/06/2017 (Accession No. 0001572661-17-000176)
* Filed Herein
** To be filed by Amendment
Item 29. Persons Controlled by or Under Common Control with the Fund.
The Registrant does not control and is not under common control with any person.
Item 30. Indemnification.
The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of March 5, 2013 (the “Trust Instrument”), and the Trust’s Bylaws dated as of March 5, 2013 (“Bylaws”). The Trust Instrument and Bylaws permit the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended.
Article IX (sections 9.2, 9.3 and 9.6, of the Registrant’s Trust Instrument provides that:
9.2 Indemnification. The Trust shall indemnify and advance expenses to any person who is or was a Trustee, officer or employee of the Trust, or a trustee, director, officer or employee of any other entity which he serves or served at the request of the Trust and in which the Trust has or had any interest as a shareholder, creditor, or otherwise (each of such persons a "Covered Person") to the maximum extent permitted by Delaware law and the 1940 Act, against all liabilities and reasonable expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal or derivative, before any court or administrative or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person's office. The payment of expenses in advance of the final disposition of an action, suit or proceeding as provided for herein may be made on terms fixed by the Board of Trustees and conditioned upon receipt of an undertaking by or on behalf of the Covered Person to repay to the Trust any amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Section 9.2. No amendment of this Declaration of Trust or repeal of any of the provisions hereof shall limit or eliminate the right of indemnification provided by this Section 9.2 with respect to acts or omissions occurring prior to such amendment or repeal.
9.3 Indemnification Not Exclusive. The right of indemnification provided by this Article IX shall not be exclusive of or affect any other rights to which any Covered Person may be entitled. As used in this Article IX, "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested, non-party Trustee" is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

9.6 Shareholders. In case any Shareholder or former Shareholder of any Series or Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series or Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series or Class and satisfy any judgment thereon from the assets of the Series or Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series or Classes whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series or Class to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.
Article 9 of the Bylaws provides that:
9.01 Right to Indemnification. Subject to the exceptions and limitations contained in Section 9.02, every person who is or was a Trustee, officer or employee of the Trust, including persons who serve or served at the request of the Trust as directors, trustees, officers or employees of another organization in which the Trust has or had an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), shall be indemnified by the Trust to the maximum extent permitted by law against all liability and reasonable expenses incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer or employee and against amounts paid or incurred by him in settlement thereof.
9.02 Exceptions. No indemnification shall be provided hereunder to a Covered Person:
(a) for any liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or
(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 9.02) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 9.04) acting on the matter; or (ii) a written opinion of independent legal counsel.
9.03 Advancement of Expenses. Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Article 9 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Article 9, provided that either: (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (b) a majority of the Disinterested Trustees acting on the matter or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is a reason to believe that the Covered Person ultimately will be found entitled to indemnification.
9.04 Certain Defined Terms Relating to Indemnification. For purposes of this Article 9: (a) "liability and reasonable expenses" shall include hut not be limited to reasonable counsel fees and disbursements, amounts of any judgment, fine or penalty, and reasonable amounts paid in settlement; (b) "claim, action, suit or proceeding" shall include every such claim, action, suit or proceeding, whether civil or criminal, derivative or otherwise, administrative, judicial or legislative, any appeal relating thereto, and shall include any reasonable apprehension or threat of such a claim, action, suit or proceeding; (c) a "Covered Person" shall include such person's heirs, executors and administrators; and (d) a “Disinterested Trustee” shall mean a Trustee (i) who is not an “Interested Person” (as defined in the 1940 Act) of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the SEC), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.
Each trustee has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.

Item 31. Business or Other Connections of Investment Adviser
Principal Global Investors, LLC ("PGI") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc. ("PFI"). PGI also serves as investment adviser for Principal Exchange-Traded Funds ("PETF"). PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. A complete list of the officers and directors of the investment adviser, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, "Principal"), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption "Management Information" is incorporated by reference.

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)

	Robert F. Baur	Executive Director - Chief Global Economist

*	Randy L. Bergstrom	Counsel

	Robert F. Best	Chief Operating Officer - Principal Portfolio Strategies

	David M. Blake	Director and Senior Executive Director - Fixed Income

	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer

	Randy D. Bolin	Vice President and Associate General Counsel

*	Tracy W. Bollin	Managing Director - Fund Operations

	Wei-erh Chen	Counsel

	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management

	Anne R. Cook	Assistant General Counsel

	Andrew Dion	Managing Director and Chief Operating Officer - Global Fixed Income

	Andrew Donohue	Chief Compliance Officer - PGI

	Catherine M. Drexler	Counsel and Assistant Corporate Secretary

	Timothy M. Dunbar	Director and President - Principal Global Asset Management

	Debra Svoboda Epp	Assistant General Counsel

	Todd E. Everett	Chief Executive Officer - Principal Real Estate Investors

	Louis E. Flori	Vice President - Capital Markets

	Karl Goodman	Counsel

*	Gina L. Graham	Vice President and Treasurer

*	Patrick G. Halter	Chair, Chief Executive Officer and President/Principal Global Investors

	Melinda L. Hanrahan	Managing Director - Global Equities

	Monica L. Haun	Managing Director - Boutique Operations

	Christopher J. Henderson	Vice President and Associate General Counsel

	Timothy A. Hill	Executive Director - U.S. Client Group

	Jill M. Hittner	Director and Executive Director - Chief Financial Officer PGI

	Daniel J. Houston	Director

	Todd A. Jablonski	Chief Investment Officer - Principal Portfolio Strategies

	Jaime M. Kiehn	Managing Director - Product Specialist

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Paul S. Kim	Managing Director - Exchange Traded Funds Strategy

	Alan P. Kress	Counsel

	Justin T. Lange	Assistant General Counsel

*	Laura B. Latham	Counsel

	Farnaz Maters	Managing Director - Chief Marketing Officer

	Adrienne L. McFarland	Assistant General Counsel

	Barbara A. McKenzie	Director and Senior Executive Director - Investments

	Amy M. McNally	Chief Risk Officer - Principal Global Investors

	Alex P. Montz	Counsel

	Brian S. Ness	Executive Director - Operations & IT

	Joelle L. Palmer	Counsel

	Karen A. Pearston	Vice President and Associate General Counsel

	Colin D. Pennycooke	Counsel

	Christopher J. Reddy	President - Post Advisory Group

*	Teri Root	Chief Compliance Officer - Funds

	Kelly D. Rush	Chief Investment Officer - Global RE Securities

	Mustafa Sagun	Chief Investment Officer - PGI Equities

	Scott Sailer	Managing Director - Financial Analysis/Planning

*	Britney Schnathorst	Counsel

	Charles M. Schneider	Counsel

	Mary E. Schwarze	Counsel

	Karen E. Shaff	Director, Executive Vice President, General Counsel, and Secretary

*	Adam U. Shaikh	Assistant General Counsel

	Ellen W. Shumway	Director and Senior Executive Director - Strategy and Investments

	JoEllen J. Watts	Counsel

	Kenneth Kirk West	Executive Director - International Business and Clients

*	Dan L. Westholm	Assistant Vice President - Treasury

*	Clint L. Woods	Vice President, Associate General Counsel, Governance Officer and Assistant Corporate Secretary

Item 32. Principal Underwriters.
(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Barings Funds Trust, BBH Trust, Bluerock Total Income + Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, CC Real Estate Income Fund, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares TrustHeartland Group, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman

Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds and XAI Octagon Credit Trust.
(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

NAME*	POSITIONS AND OFFICES WITH PRINCIPAL UNDERWRITER (ALPS)	POSITIONS AND OFFICES WITH THE FUND
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
(c) Not applicable.
Item 33. Location of Accounts and Records.
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant and its Investment Adviser: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 34. Management Services.
Not applicable.
Item 35. Undertakings.
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 30th day of October, 2019.

Principal Exchange-Traded Funds
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	October 30, 2019

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	October 30, 2019

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	October 30, 2019

(E. Ballantine)* __________________________ E. Ballantine	Trustee	October 30, 2019

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	October 30, 2019

(C. Damos)* __________________________ C. Damos	Trustee	October 30, 2019

(T. M. Dunbar)* __________________________ T. M. Dunbar	Trustee	October 30, 2019

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	October 30, 2019

(P. G. Halter)* __________________________ P. G. Halter	Trustee	October 30, 2019

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	October 30, 2019

(T. Huang)* __________________________ T. Huang	Trustee	October 30, 2019

(K. McMillan)* __________________________ K. McMillan	Trustee	October 30, 2019

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	October 30, 2019

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Trustee	October 30, 2019

/s/ A. U. Shaikh
A. U. Shaikh
Assistant Counsel

* Pursuant to Power of Attorney appointing A. U. Shaikh
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049), for P. G. Halter on January 19, 2018 (Accession No. 0001572661-18-000005), for M. M. VanDeWeghe on 08/31/2018 (Accession No. 0001572661-18-000128), and for T. M. Dunbar on 07/03/2019 (Accession No. 0001572661-19-000155).